UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-04087

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Manning & Napier Fund, Inc.

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(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

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(Address of principal executive offices)(Zip Code)

Paul J. Battaglia    290 Woodcliff Drive, Fairport, NY 14450

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(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

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Date of fiscal year end: December 31

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Date of reporting period: January 1, 2019 through June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

www.manning-napier.com

 Manning & Napier Fund, Inc.

 Real Estate Series

Beginning on February 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Real Estate Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/19[1]	ENDING ACCOUNT VALUE 6/30/19	EXPENSES PAID DURING PERIOD 1/1/19-6/30/19[2]	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,196.30	$6.04	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.56	1.11%
Class I
Actual	$1,000.00	$1,198.20	$4.58	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%
Class W
Actual	$1,000.00	$1,064.40	$0.34	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.24	$0.33	0.10%
Class Z
Actual	$1,000.00	$1,062.80	$2.39	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.25	$2.34	0.70%

1

Real Estate Series

Shareholder Expense Example

(unaudited)

1Class W and Class Z inception date was March 1, 2019.

2Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (except for the Series’ Class W & Class Z Actual and Hypothetical return information, which reflects the 122 day period ended June 30, 2019 due to its inception date of March 1, 2019). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

2

 Real Estate Series

  Portfolio Composition as of June 30, 2019

  (unaudited)

Top Ten Stock Holdings[2]

Equinix, Inc.	6.6%	Cousins Properties, Inc.	3.2%
Prologis, Inc.	5.3%	InterXion Holding N.V. (Netherlands)	2.9%
AvalonBay Communities, Inc.	4.0%	Boston Properties, Inc.	2.8%
Simon Property Group, Inc.	3.9%	American Homes 4 Rent - Class A	2.7%
Equity Residential	3.4%	Ventas, Inc.	2.6%
2As a percentage of total investments.

3

Real Estate Series

Investment Portfolio - June 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 99.0%
Consumer Discretionary - 1.2%
Hotels, Restaurants & Leisure - 1.2%
Hilton Worldwide Holdings, Inc.	37,240	$3,639,838

Information Technology - 2.9%
IT Services - 2.9%
InterXion Holding N.V. (Netherlands)*	112,380	8,550,994

Real Estate - 94.9%
REITS - Diversified - 6.2%
Essential Properties Realty Trust, Inc.	157,413	3,154,557
Lexington Realty Trust	274,815	2,586,009
Liberty Property Trust	121,685	6,089,117
STORE Capital Corp.	50,605	1,679,580
VEREIT, Inc.	545,110	4,911,441

		18,420,704

REITS - Health Care - 13.2%
Community Healthcare Trust, Inc.	110,655	4,360,914
HCP, Inc.	162,240	5,188,435
Healthcare Realty Trust, Inc.	137,840	4,317,149
Healthcare Trust of America, Inc. - Class A	219,500	6,020,885
Physicians Realty Trust	327,520	5,711,949
Ventas, Inc.	113,270	7,742,004
Welltower, Inc.	70,810	5,773,139

		39,114,475

REITS - Hotel & Resort - 2.9%
Apple Hospitality REIT, Inc.	90,530	1,435,806
Chesapeake Lodging Trust	74,740	2,124,111
Host Hotels & Resorts, Inc.	164,990	3,006,118
Sunstone Hotel Investors, Inc.	140,685	1,928,791

		8,494,826

REITS - Industrial - 8.3%
Americold Realty Trust	48,465	1,571,235
First Industrial Realty Trust, Inc.	78,185	2,872,517
Plymouth Industrial REIT, Inc.	61,859	1,171,610
Prologis, Inc.	192,650	15,431,265
STAG Industrial, Inc.	120,055	3,630,463

		24,677,090

REITS - Office - 11.5%
Alexandria Real Estate Equities, Inc.	11,970	1,688,847
Boston Properties, Inc.	64,140	8,274,060
Brandywine Realty Trust	415,105	5,944,304
Cousins Properties, Inc.	260,412	9,419,102
Douglas Emmett, Inc.	73,845	2,941,985

The accompanying notes are an integral part of the financial statements.

4

Real Estate Series

Investment Portfolio - June 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
REITS - Office (continued)
Hibernia REIT plc (Ireland)	1,606,740	$2,649,185
Vornado Realty Trust	47,205	3,025,841

		33,943,324

REITS - Residential - 25.8%
American Campus Communities, Inc.	51,820	2,392,011
American Homes 4 Rent - Class A	324,615	7,891,391
Apartment Investment & Management Co. - Class A	94,347	4,728,647
AvalonBay Communities, Inc.	57,760	11,735,677
Camden Property Trust	15,295	1,596,645
Equity LifeStyle Properties, Inc.	33,390	4,051,543
Equity Residential	131,905	10,014,227
Essex Property Trust, Inc.	23,870	6,968,369
Independence Realty Trust, Inc.	269,215	3,114,817
Invitation Homes, Inc.	217,515	5,814,176
Mid-America Apartment Communities, Inc.	42,015	4,947,686
Sun Communities, Inc.	50,030	6,413,346
UDR, Inc.	118,520	5,320,363
UMH Properties, Inc.	110,600	1,372,546

		76,361,444

REITS - Retail - 11.4%
Acadia Realty Trust	52,405	1,434,325
Agree Realty Corp.	32,365	2,072,978
Federal Realty Investment Trust	11,840	1,524,518
Getty Realty Corp.	89,995	2,768,246
Kimco Realty Corp.	138,745	2,564,008
National Retail Properties, Inc.	54,865	2,908,394
Realty Income Corp.	24,880	1,715,974
Simon Property Group, Inc.	72,265	11,545,056
Urban Edge Properties	202,910	3,516,430
Weingarten Realty Investors	130,355	3,574,334

		33,624,263

REITS - Specialized - 15.6%
Crown Castle International Corp.	35,615	4,642,415
CubeSmart	65,590	2,193,330
Digital Realty Trust, Inc.	41,430	4,880,040
Equinix, Inc.	38,240	19,284,050
Extra Space Storage, Inc.	23,415	2,484,331
Jernigan Capital, Inc.	189,400	3,882,700
National Storage Affiliates Trust	56,535	1,636,123

The accompanying notes are an integral part of the financial statements.

5

Real Estate Series

Investment Portfolio - June 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
REITS - Specialized (continued)
Public Storage	30,855	$7,348,735

		46,351,724

Total Real Estate		280,987,850

SHORT-TERM INVESTMENT - 0.2%

Dreyfus Government Cash Management, Institutional Shares, 2.25%[1], (Identified Cost $ 469,452)	469,452	469,452

TOTAL INVESTMENTS - 99.2% (Identified Cost $ 244,756,538)		293,648,134
OTHER ASSETS, LESS LIABILITIES - 0.8%		2,442,273

NET ASSETS - 100%		$296,090,407

REITS - Real Estate Investment Trusts

*Non-income producing security.

1Rate shown is the current yield as of June 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

Real Estate Series

Statement of Assets and Liabilities

June 30, 2019 (unaudited)

ASSETS:

Investments, at value (identified cost $244,756,538) (Note 2)	$293,648,134
Receivable for securities sold	1,516,506
Dividends receivable	1,035,187
Receivable for fund shares sold	274,629
Foreign tax reclaims receivable	8,834
Prepaid expenses	18,588

TOTAL ASSETS	296,501,878

LIABILITIES:

Accrued management fees (Note 3)	52,254
Accrued sub-transfer agent fees (Note 3)	34,718
Accrued fund accounting and administration fees (Note 3)	13,649
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	12,548
Accrued Chief Compliance Officer service fees (Note 3)	546
Payable for fund shares repurchased	255,710
Audit fees payable	23,766
Other payables and accrued expenses	18,280

TOTAL LIABILITIES	411,471

TOTAL NET ASSETS	$296,090,407

NET ASSETS CONSIST OF:

Capital stock	$230,244
Additional paid-in-capital	241,233,637
Total distributable earnings (loss)	54,626,526

TOTAL NET ASSETS	$296,090,407

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($59,651,529/3,809,110 shares)	$15.66

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($44,424,874/6,744,482 shares)	$6.59

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($189,208,351/12,045,503 shares)	$15.71

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($2,805,653/425,304 shares)	$6.60

The accompanying notes are an integral part of the financial statements.

7

Real Estate Series

Statement of Operations

For the Six Months Ended June 30, 2019 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $5,451)	$4,196,745

EXPENSES:

Management fees (Note 3)	942,845
Shareholder services fees (Class S) (Note 3)	91,763
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	54,151
Sub-transfer agent fees (Note 3)	46,747
Fund accounting and administration fees (Note 3)	43,115
Directors’ fees (Note 3)	12,744
Chief Compliance Officer service fees (Note 3)	2,027
Custodian fees	8,916
Miscellaneous	96,440

Total Expenses	1,298,748
Less reduction of expenses (Note 3)	(384,241)

Net Expenses	914,507

NET INVESTMENT INCOME	3,282,238

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	4,645,147
Litigation proceeds (Note 4)	119,678
Foreign currency and translation of other assets and liabilities	68

4,764,893

Net change in unrealized appreciation (depreciation) on- Investments	43,498,434
Foreign currency and translation of other assets and liabilities	(47)

43,498,387

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	48,263,280

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,545,518

The accompanying notes are an integral part of the financial statements.

8

Real Estate Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/19 (UNAUDITED)	FOR THE YEAR ENDED 12/31/18
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,282,238	$5,574,428
Net realized gain (loss) on investments and foreign currency	4,764,893	10,998,672
Net change in unrealized appreciation (depreciation) on investments and foreign currency	43,498,387	(36,190,557)

Net increase (decrease) from operations	51,545,518	(19,617,457)

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	—	(13,404,039)
Class I	—	(7,240,331)
From return of capital (Class S)	—	(376,898)
From return of capital (Class I)	—	(227,910)

Total distributions to shareholders	—	(21,249,178)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(20,287,292)	(12,870,550)

Net increase (decrease) in net assets	31,258,226	(53,737,185)

NET ASSETS:

Beginning of period	264,832,181	318,569,366

End of period	$296,090,407	$264,832,181

The accompanying notes are an integral part of the financial statements.

9

Real Estate Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	6/30/19 (UNAUDITED)		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.09		$14.93	$14.48	$14.15	$15.46	$13.32

Income (loss) from investment operations:
Net investment income[1]	0.11		0.26	0.24	0.22	0.24	0.44 [2]
Net realized and unrealized gain (loss) on investments	2.46		(1.24)	1.02	0.88	0.34	3.24

Total from investment operations	2.57		(0.98)	1.26	1.10	0.58	3.68

Less distributions to shareholders:
From net investment income	—		(0.21)	(0.25)	(0.27)	(0.24)	(0.44)
From net realized gain on investments	—		(0.63)	(0.56)	(0.50)	(1.65)	(1.10)
From return of capital	—		(0.02)	—	—	—	—

Total distributions to shareholders	—		(0.86)	(0.81)	(0.77)	(1.89)	(1.54)

Net asset value - End of period	$15.66		$13.09	$14.93	$14.48	$14.15	$15.46

Net assets - End of period (000’s omitted)	$59,652		$214,722	$271,496	$278,322	$217,216	$231,188

Total return[3]	19.63%	[4]	(6.73% )	8.66%	7.91%	4.14%	28.14%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.11%	[5]	1.11%	1.10%	1.09%	1.09%	1.11%
Net investment income	1.52%	[5]	1.82%	1.58%	1.47%	1.54%	2.89% [2]
Portfolio turnover	8%		44%	42%	46%	57%	44%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A		N/A	0.00% [6]	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Reflects a special dividend paid out during the period by two of the Series’ holdings. Had the Series not received the special dividends, the net investment income per share would have been $0.22 and the net investment income ratio would have been 1.49%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Includes litigation proceeds (see Statement of Operations). Excluding this amount, the Class’ total return is 19.56%.

5Annualized.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

10

Real Estate Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/19 (UNAUDITED)		FOR THE YEAR ENDED
			12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$5.50		$6.81	$7.03	$7.26	$8.86	$8.18

Income (loss) from investment operations:
Net investment income[1]	0.06		0.14	0.14	0.11	0.16	0.29 [2]
Net realized and unrealized gain (loss) on investments	1.03		(0.55)	0.49	0.47	0.17	1.97

Total from investment operations	1.09		(0.41)	0.63	0.58	0.33	2.26

Less distributions to shareholders:
From net investment income	—		(0.24)	(0.29)	(0.31)	(0.28)	(0.48)
From net realized gain on investments	—		(0.63)	(0.56)	(0.50)	(1.65)	(1.10)
From return of capital	—		(0.03)	—	—	—	—

Total distributions to shareholders	—		(0.90)	(0.85)	(0.81)	(1.93)	(1.58)

Net asset value - End of period	$6.59		$5.50	$6.81	$7.03	$7.26	$8.86

Net assets - End of period (000’s omitted)	$44,425		$50,111	$47,074	$26,300	$50,249	$50,513

Total return[3]	19.82%	[4]	(6.41% )	8.85%	8.17%	4.43%	28.44%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.84%	[5]	0.86%	0.85%	0.84%	0.84%	0.86%
Net investment income	1.97%	[5]	2.12%	1.95%	1.50%	1.81%	3.14% [2]
Portfolio turnover	8%		44%	42%	46%	57%	44%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A		N/A	0.00% [6]	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Reflects a special dividend paid out during the period by two of the Series’ holdings. Had the Series not received the special dividends, the net investment income per share would have been $0.16 and the net investment income ratio would have been 1.74%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Includes litigation proceeds (see Statement of Operations). Excluding this amount, the Class’ total return is 19.64%.

5Annualized.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

11

Real Estate Series

Financial Highlights - Class W

	FOR THE PERIOD 3/1/19[1] TO 6/30/19 (UNAUDITED)
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$14.76

Income from investment operations:
Net investment income[2]	0.16
Net realized and unrealized gain on investments	0.79

Total from investment operations	0.95

Net asset value - End of period	$15.71

Net assets - End of period (000’s omitted)	$189,208

Total return[3]	6.44%	[4]
Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.10%
Net investment income[5]	3.04%
Portfolio turnover	8%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount[5] :

0.61%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

4Includes litigation proceeds (see Statement of Operations). Excluding this amount, the Class’ total return is 6.37%.

5Annualized.

The accompanying notes are an integral part of the financial statements.

12

Real Estate Series

Financial Highlights - Class Z

	FOR THE PERIOD 3/1/19[1] TO 6/30/19 (UNAUDITED)
Per share data (for a share outstanding throughout the period):

Net asset value - Beginning of period	$6.21

Income from investment operations:
Net investment income[2]	0.05
Net realized and unrealized gain on investments	0.34

Total from investment operations	0.39

Net asset value - End of period	$6.60

Net assets - End of period (000’s omitted)	$2,806

Total return[3]	6.28%	[4]

Ratios (to average net assets)/Supplemental Data:
Expenses*[5]	0.70%
Net investment income[5]	2.34%
Portfolio turnover	8%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount[5] :

0.01%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

4Includes litigation proceeds (see Statement of Operations). Excluding this amount, the Class’ total return is 6.12%.

5Annualized.

The accompanying notes are an integral part of the financial statements.

13

Real Estate Series

Notes to Financial Statements

(unaudited)

1.	Organization

Real Estate Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide high current income and long-term capital appreciation by investing principally in companies in the real estate industry.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue four classes of shares (Class S, I, W and Z). Class W and Z were issued on March 1, 2019. Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2019, 10 billion shares have been designated in total among 34 series, of which 100 million have been designated as Real Estate Series Class I common stock, 100 million have been designated as Real Estate Series Class S common stock, 75 million have been designated as Real Estate Series Class W common stock, and 100 million have been designated as Real Estate Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities

14

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Consumer Discretionary	$3,639,838	$3,639,838	$—	$—
Information Technology	8,550,994	8,550,994	—	—
Real Estate*	280,987,850	278,338,665	2,649,185	—

Total assets	$293,648,134	$290,998,949	$2,649,185	$—

*Please refer to the Investment Portfolio for the industry classifications of these portfolio holdings.

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2018 or June 30, 2019.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

15

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2019, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2015 through December 31, 2018. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the

16

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other (continued)

financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets. Prior to March 1, 2019, the management fee for the Series was 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

Prior to March 1, 2019, the Class S shares of the Series were subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee was intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, the Class S shares of the Series paid a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund had a Shareholder Services Agreement with the Advisor, for which the Advisor received the shareholder services fee as stated above.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Effective March 1, 2019, the Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated March 1, 2017, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

17

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Effective March 1, 2019, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the advisor that is separate from the fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.85% of the average daily net assets of the Class S and Class I shares, 0.10% of the average daily net assets of the Class W shares, and 0.70% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $376,910 in management fees for Class W for the six month period ended June 30, 2019. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $7,223 and $108 for Class W and Class Z, respectively, for the six month period ended June 30, 2019. These amounts are included as a reduction of expenses on the Statement of Operations. At June 30, 2019, the Advisor is eligible to recoup $7,331. For the six month period ended June 30, 2019, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2019, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $22,797,328 and $40,335,354, respectively. There were no purchases or sales of U.S. Government securities. The Series received proceeds from settlement of litigation where they were able to recover a portion of investment losses previously realized by the Series. This amount is shown as ligation proceeds in the Statement of Operations.

5.	Capital Stock Transactions

Transactions in shares of Class S, Class I, Class W and Class Z shares of Real Estate Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/19		FOR THE YEAR ENDED 12/31/2018
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	469,230	$6,949,051	1,757,808	$25,004,617
Reinvested	—	—	985,726	13,482,994
Repurchased	(13,058,056)	(192,956,218)	(4,532,215)	(64,555,664)

Total	(12,588,826)	$(186,007,167)	(1,788,681)	$(26,068,053)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/19		FOR THE YEAR ENDED 12/31/2018
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,467,884	$15,461,736	4,087,337	$26,517,405
Reinvested	—	—	1,131,254	6,539,568
Repurchased	(4,832,234)	(30,318,227)	(3,017,310)	(19,859,470)

Total	(2,364,350)	$(14,856,491)	2,201,281	$13,197,503

18

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS W	FOR THE PERIOD 3/01/19 (COMMENCEMENT OF OPERATIONS) TO 6/30/19
	SHARES	AMOUNT
Sold	13,442,646	$199,425,807
Reinvested	—	—
Repurchased	(1,397,143)	(21,493,840)

Total	12,045,503	$177,931,967

CLASS Z	FOR THE PERIOD 3/01/19 (COMMENCEMENT OF OPERATIONS) TO 6/30/19
	SHARES	AMOUNT
Sold	478,285	$2,987,745
Reinvested	—	—
Repurchased	(52,981)	(343,346)

Total	425,304	$2,644,399

Approximately 64% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2019 unless extended or renewed. During the six months ended June 30, 2019, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2019.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

19

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

9.	Real Estate Securities

The Series may focus its investments in certain real estate related industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2018 were as follows:

Ordinary income	$5,528,569
Long-term capital gains	$15,115,801
Return of capital	$604,808

At June 30, 2019, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$244,802,047
Unrealized appreciation	53,983,848
Unrealized depreciation	(5,137,761)

Net unrealized appreciation	$ 48,846,087

20

{This page intentionally left blank}

21

Real Estate Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNRES-6/19-SAR

www.manning-napier.com

  Manning & Napier Fund, Inc.

  International Series

Beginning on February 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

International Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/19[1]	ENDING ACCOUNT VALUE 6/30/19	EXPENSES PAID DURING PERIOD 1/1/19-6/30/19[2]	ANNUALIZED EXPENSE RATIO

Class S

Actual	$1,000.00	$1,110.50	$5.76	1.10%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%

Class I

Actual	$1,000.00	$1,112.10	$4.40	0.84%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%

Class W

Actual	$1,000.00	$1,026.10	$0.34	0.10%

Hypothetical (5% return before expenses)	$1,000.00	$1,016.24	$0.33	0.10%

1Class W inception date was March 1, 2019.

2Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (except for the Series’ Class W Actual and Hypothetical return information, which reflects the 122 day period ended June 30, 2019 due to its inception date of March 1, 2019). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

International Series

Portfolio Composition as of June 30, 2019

(unaudited)

2

International Series

Investment Portfolio - June 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 87.4%

Communication Services - 8.3%
Diversified Telecommunication Services - 1.4%
Elisa OYJ (Finland)	71,464	$3,486,941
Orange S.A. (France)	76,283	1,203,220

		4,690,161

Entertainment - 2.4%
Nexon Co. Ltd. (Japan)*	241,919	3,534,352
Toho Co. Ltd. - Tokyo (Japan)	82,900	3,531,880
Vivendi S.A. (France)	38,820	1,065,325

		8,131,557

Interactive Media & Services - 3.2%
Autohome, Inc. - ADR (China)*	29,083	2,490,086
Kakao Corp. (South Korea)	31,770	3,621,320
Tencent Holdings Ltd. - Class H (China)	110,378	4,993,437

		11,104,843

Media - 1.1%
Informa Plc (United Kingdom)	339,315	3,598,400

Wireless Telecommunication Services - 0.2%
Globe Telecom, Inc. (Philippines)	19,235	849,216

Total Communication Services		28,374,177

Consumer Discretionary - 16.0%
Auto Components - 0.3%
Cie Generale des Etablissements Michelin SCA (France)	7,150	904,057

Automobiles - 0.7%
Geely Automobile Holdings Ltd. (China)	825,425	1,415,301
Peugeot S.A. (France)	22,008	541,671
Trigano S.A. (France)	6,520	594,834

		2,551,806

Diversified Consumer Services - 3.0%
China Maple Leaf Educational Systems Ltd. (China)	2,257,316	894,708
China Yuhua Education Corp. Ltd. (China)[1]	4,021,548	1,754,600
Fu Shou Yuan International Group Ltd. (China)	3,016,000	2,646,890
New Oriental Education & Technology Group, Inc. - ADR (China)*	29,562	2,855,098
TAL Education Group - ADR (China)*	23,487	894,855
Wisdom Education International Holdings Co. Ltd. (China)	2,210,933	1,177,178

		10,223,329

Hotels, Restaurants & Leisure - 4.6%
Basic-Fit N.V. (Netherlands)*[1]	75,824	2,668,613
Galaxy Entertainment Group Ltd. (Macau)	430,000	2,892,610
Jollibee Foods Corp. (Philippines)	143,825	791,223
Melco Resorts & Entertainment Ltd. - ADR (Hong Kong)	89,180	1,936,990

The accompanying notes are an integral part of the financial statements.

3

International Series

Investment Portfolio - June 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Hotels, Restaurants & Leisure (continued)
MGM China Holdings Ltd. (Macau)	1,166,000	$1,980,805
Sands China Ltd. (Macau)	576,400	2,753,502
Wynn Macau Ltd. (Macau)	1,288,000	2,883,378

		15,907,121

Internet & Direct Marketing Retail - 0.8%
Alibaba Group Holding Ltd. - ADR (China)*	16,486	2,793,553

Leisure Products - 1.6%
Technogym S.p.A. (Italy)[1]	218,350	2,432,729
Thule Group AB (Sweden)[1]	120,095	2,969,566

		5,402,295

Textiles, Apparel & Luxury Goods - 5.0%
ANTA Sports Products Ltd. (China)	403,000	2,779,572
EssilorLuxottica S.A. (France)	11,760	1,532,586
Hermes International (France)	1,259	907,612
Kering S.A. (France)	3,189	1,882,221
lululemon athletica, Inc. (United States)*	15,361	2,768,206
LVMH Moet Hennessy Louis Vuitton SE (France)	10,260	4,361,789
Shenzhou International Group Holdings Ltd. (China)	208,900	2,881,715

		17,113,701

Total Consumer Discretionary		54,895,862

Consumer Staples - 19.0%
Beverages - 4.8%
Coca-Cola European Partners plc (United Kingdom)	63,660	3,596,790
Diageo plc (United Kingdom)	82,280	3,541,366
Heineken N.V. (Netherlands)	32,246	3,593,896
Pernod Ricard S.A. (France)	21,635	3,984,658
Treasury Wine Estates Ltd. (Australia)	151,900	1,595,329

		16,312,039

Food & Staples Retailing - 2.4%
Alimentation Couche-Tard, Inc. - Class B (Canada)	59,064	3,716,898
Loblaw Companies, Ltd. (Canada)	71,445	3,658,041
Puregold Price Club, Inc. (Philippines)	572,914	503,357
Robinsons Retail Holdings, Inc. (Philippines)	345,181	498,554

		8,376,850

Food Products - 7.3%
Associated British Foods plc (United Kingdom)	103,457	3,238,765
Barry Callebaut AG (Switzerland)	950	1,906,694
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	257	1,870,503
Danone S.A. (France)	48,665	4,120,574

The accompanying notes are an integral part of the financial statements.

4

International Series

Investment Portfolio - June 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)
COMMON STOCKS (continued)

Consumer Staples (continued)

Food Products (continued)
Kerry Group plc - Class A (Ireland)	32,370	$3,864,833
Mowi ASA (Norway)	140,025	3,276,433
Nestle S.A. (Switzerland)	54,205	5,611,423
Universal Robina Corp. (Philippines)	303,589	983,740
		24,872,965
Household Products - 2.0%
Essity AB - Class B (Sweden)	118,325	3,640,081
Reckitt Benckiser Group plc (United Kingdom)	41,263	3,257,920
		6,898,001
Personal Products - 2.5%
LG Household & Health Care Ltd. (South Korea)	3,057	3,481,817
L’Oreal S.A. (France)	10,045	2,856,077
TCI Co. Ltd. (Taiwan)	166,575	2,289,106
		8,627,000
Total Consumer Staples		65,086,855

Energy - 8.3%
Oil, Gas & Consumable Fuels - 8.3%
China Petroleum & Chemical Corp. - Class H (China)	3,342,000	2,276,637
Eni S.p.A. (Italy)	198,484	3,300,259
Equinor ASA (Norway)	157,545	3,125,280
Galp Energia SGPS S.A. (Portugal)	224,150	3,447,264
Repsol S.A. - Rights (Expires 7/5/2019) (Spain)*	204,319	113,331
Repsol S.A. (Spain)	204,319	3,206,347
Royal Dutch Shell plc - Class B - ADR (Netherlands)	80,358	5,282,735
Suncor Energy, Inc. (Canada)	79,432	2,477,796
TOTAL S.A. (France)	62,300	3,494,643
Woodside Petroleum Ltd. (Australia)	72,210	1,852,083

Total Energy		28,576,375

Financials - 5.9%
Banks - 4.2%
Axis Bank Ltd. (India)	161,260	1,888,347
Bank of the Philippine Islands (Philippines)	445,480	682,768
BDO Unibank, Inc. (Philippines)	495,040	1,353,337
BNP Paribas S.A. (France)	44,881	2,127,597
Credit Agricole S.A. (France)	41,277	492,547
HDFC Bank Ltd. (India)	53,250	1,886,181
ICICI Bank Ltd. (India)	311,410	1,971,461
IndusInd Bank Ltd. (India)	101,795	2,080,068
Kotak Mahindra Bank Ltd. (India)	45,930	982,858

The accompanying notes are an integral part of the financial statements.

5

International Series

Investment Portfolio - June 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Metropolitan Bank & Trust Co. (Philippines)	586,095	$815,634
		14,280,798
Capital Markets - 0.3%
Amundi S.A. (France)[1]	15,705	1,096,520

Insurance - 1.4%
AXA S.A. (France)	75,776	1,990,008
Ping An Insurance Group Co. of China Ltd. - Class H (China)	227,285	2,733,074
		4,723,082
Total Financials		20,100,400

Health Care - 10.1%
Health Care Equipment & Supplies - 4.8%
Alcon, Inc. (Switzerland)*	29,579	1,826,493
Hoya Corp. (Japan)	49,356	3,793,218
Koninklijke Philips N.V. (Netherlands)	83,470	3,628,938
Medtronic plc (United States)	34,473	3,357,325
Smith & Nephew plc (United Kingdom)	168,210	3,652,629
		16,258,603
Life Sciences Tools & Services - 0.3%
Tecan Group AG (Switzerland)	3,740	971,303

Pharmaceuticals - 5.0%
Novartis AG (Switzerland)	46,770	4,269,716
Recordati S.p.A. (Italy)	87,578	3,650,277
Roche Holding AG (Switzerland)	19,780	5,561,896
Sanofi (France)	43,245	3,737,333
		17,219,222
Total Health Care		34,449,128

Industrials - 11.9%

Aerospace & Defense - 1.6%
Airbus S.E. (France)	23,657	3,347,976
Safran S.A. (France)	12,820	1,875,461
Thales S.A. (France)	2,900	358,214
		5,581,651
Building Products - 0.2%
Cie de Saint-Gobain (France)	18,469	721,210

Construction & Engineering - 0.6%
Vinci S.A. (France)	18,770	1,916,900

Electrical Equipment - 0.7%
Legrand S.A. (France)	9,870	721,584

The accompanying notes are an integral part of the financial statements.

6

International Series

Investment Portfolio - June 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment (continued)
Schneider Electric S.E. (France)	20,751	$1,877,611

		2,599,195
Industrial Conglomerates - 1.2%
DMCI Holdings, Inc. (Philippines)	2,348,200	472,069
LT Group, Inc. (Philippines)	1,673,605	496,512
Siemens AG (Germany)	14,293	1,701,658
SM Investments Corp. (Philippines)	69,460	1,314,042

		3,984,281
Machinery - 7.1%
Airtac International Group (Taiwan)	169,000	1,899,354
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (South Korea)*	34,591	980,716
Daifuku Co. Ltd. (Japan)	32,319	1,825,481
FANUC Corp. (Japan)	9,563	1,776,927
Harmonic Drive Systems, Inc. (Japan)	47,260	1,835,298
Hiwin Technologies Corp. (Taiwan)	224,000	1,880,987
Hyundai Mipo Dockyard Co. Ltd. (South Korea)	66,761	2,860,795
Jungheinrich AG (Germany)	56,553	1,745,698
KION Group AG (Germany)	29,803	1,884,767
Korea Shipbuilding & Offshore Engineering Co. Ltd. (South Korea)*	32,566	3,345,505
Nabtesco Corp. (Japan)	64,706	1,807,691
Samsung Heavy Industries Co. Ltd. (South Korea)*	115,371	816,568
The Weir Group plc (United Kingdom)	79,670	1,567,621

		24,227,408
Professional Services - 0.5%
SGS S.A. (Switzerland)	670	1,707,736

Total Industrials		40,738,381

Information Technology - 3.2%
Electronic Equipment, Instruments & Components - 2.4%
Halma plc (United Kingdom)	76,159	1,955,970
Hexagon A.B. - Class B (Sweden)	31,747	1,765,249
Hollysys Automation Technologies Ltd. (China)	89,769	1,705,611
Keyence Corp. (Japan)	4,348	2,681,509

		8,108,339
IT Services - 0.5%
Alten S.A. (France)	9,805	1,175,540
Capgemini SE (France)	5,990	744,756

		1,920,296

The accompanying notes are an integral part of the financial statements.

7

International Series

Investment Portfolio - June 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software - 0.3%
Dassault Systemes S.E. (France)	5,718	$912,051

Total Information Technology		10,940,686

Materials - 1.2%
Chemicals - 1.2%
Air Liquide S.A. (France)	16,233	2,270,484
Givaudan S.A. (Switzerland)	670	1,892,436

Total Materials		4,162,920

Real Estate - 1.7%
Equity Real Estate Investment Trusts (REITS) - 0.6%
Gecina S.A. (France)	7,055	1,055,727
Inmobiliaria Colonial Socimi S.A. (Spain)	93,215	1,038,219

		2,093,946
Real Estate Management & Development - 1.1%
Ayala Land, Inc. (Philippines)	1,636,414	1,623,470
Nexity S.A. (France)	11,490	496,514
SM Prime Holdings, Inc. (Philippines)	2,371,055	1,717,278

		3,837,262

Total Real Estate		5,931,208
Utilities - 1.8%
Electric Utilities - 0.2%
Manila Electric Co. (Philippines)	99,070	748,711
Independent Power and Renewable Electricity Producers - 0.2%
Aboitiz Power Corp. (Philippines)	1,022,759	694,682

Multi-Utilities - 1.4%
AGL Energy Ltd. (Australia)	224,055	3,150,990
Engie S.A. (France)	72,231	1,095,275
Veolia Environnement S.A. (France)	22,090	537,900

		4,784,165

Total Utilities		6,227,558

TOTAL COMMON STOCKS
(Identified Cost $288,206,950)		299,483,550

MUTUAL FUNDS - 5.4%

SPDR Gold Shares (United States)	88,863	11,836,552
VanEck Vectors Gold Miners ETF (United States)	266,940	6,822,986

TOTAL MUTUAL FUNDS
(Identified Cost $17,656,852)		18,659,538

The accompanying notes are an integral part of the financial statements.

8

International Series

Investment Portfolio - June 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 6.8%

Dreyfus Government Cash Management, Institutional Shares, 2.25%[2],
(Identified Cost $ 23,158,775)	23,158,775	$23,158,775

TOTAL INVESTMENTS - 99.6%
(Identified Cost $ 329,022,577)		341,301,863
OTHER ASSETS, LESS LIABILITIES - 0.4%		1,365,313

NET ASSETS - 100%		$342,667,176

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

*Non-income producing security.

1Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $10,922,028, or 3.2% of the Series’ net assets as of June 30, 2019 (See Note 2 to the financial statements).

2Rate shown is the current yield as of June 30, 2019.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries (based on country of risk): France 16.3%; China 10.0%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

9

International Series

Statement of Assets & Liabilities

June 30, 2019 (unaudited)

ASSETS:

Investments, at value (identified cost $329,022,577) (Note 2)	$341,301,863
Foreign tax reclaims receivable	1,023,222
Dividends receivable	374,210
Receivable for fund shares sold	558,445
Prepaid and other expenses	21,967

TOTAL ASSETS	343,279,707

LIABILITIES:

Accrued management fees (Note 3)	52,922
Accrued sub-transfer agent fees (Note 3)	39,914
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	15,483
Accrued fund accounting and administration fees (Note 3)	14,108
Accrued Chief Compliance Officer service fees (Note 3)	546
Accrued Directors’ fees (Note 3)	159
Accrued foreign capital gains tax (Note 2)	78,193
Payable for fund shares repurchased	247,763
Accrued custodian fees	110,199
Payable for securities purchased	7
Other payables and accrued expenses	53,237

TOTAL LIABILITIES	612,531

TOTAL NET ASSETS	$342,667,176

NET ASSETS CONSIST OF:

Capital stock	$447,176
Additional paid-in-capital	344,741,902
Total distributable earnings (loss)	(2,521,902)

TOTAL NET ASSETS	$342,667,176

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($75,860,618/ 10,191,566 shares)	$7.44

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($38,731,367/ 3,982,637 shares)	$9.73

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE -Class W ($228,075,191/ 30,543,442 shares)	$7.47

The accompanying notes are an integral part of the financial statements.

10

International Series

Statement of Operations

For the Six Months Ended June 30, 2019 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $957,758)	$5,232,756
Interest	22,244

Total Investment Income	5,255,000

EXPENSES:

Management fees (Note 3)	1,132,245
Shareholder services fees (Class S) (Note 3)	126,190
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	71,156
Sub-transfer agent fees (Note 3)	54,803
Fund accounting and administration fees (Note 3)	46,671
Directors’ fees (Note 3)	16,708
Chief Compliance Officer service fees (Note 3)	2,027
Custodian fees	20,127
Miscellaneous	148,931

Total Expenses	1,618,858
Less reduction of expenses (Note 3)	(502,864)

Net Expenses	1,115,994

NET INVESTMENT INCOME	4,139,006

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax of $639,415)	1,760,916
Foreign currency and translation of other assets and liabilities	(465,377)

1,295,539

Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $56,424)	32,816,542
Foreign currency and translation of other assets and liabilities	4,553

32,821,095

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	34,116,634

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,255,640

The accompanying notes are an integral part of the financial statements.

11

International Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/19 (UNAUDITED)	FOR THE YEAR ENDED 12/31/18
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,139,006	$6,280,392
Net realized gain (loss) on investments and foreign currency	1,295,539	4,779,084
Net change in unrealized appreciation (depreciation) on investments and foreign currency	32,821,095	(98,023,854)

Net increase (decrease) from operations	38,255,640	(86,964,378)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	—	(37,801,984)
Class I	—	(4,669,055)

Total distributions to shareholders	—	(42,471,039)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(41,158,784)	(72,040,980)

Net decrease in net assets	(2,903,144)	(201,476,397)

NET ASSETS:

Beginning of period	345,570,320	547,046,717

End of period	$342,667,176	$345,570,320

The accompanying notes are an integral part of the financial statements.

12

International Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 6/30/19 (UNAUDITED)		FOR THE YEAR ENDED
			12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$6.70		$9.39	$7.71	$7.43	$8.10	$9.91

Income (loss) from investment operations:
Net investment income[1]	0.04		0.12	0.05	0.05	0.08	0.12
Net realized and unrealized gain (loss) on investments	0.70		(1.90)	1.88	0.29	(0.39)	(0.84)

Total from investment operations	0.74		(1.78)	1.93	0.34	(0.31)	(0.72)

Less distributions to shareholders:
From net investment income	—		(0.11)	(0.05)	(0.06)	(0.07)	(0.12)
From net realized gain on investments	—		(0.80)	(0.20)	—	(0.29)	(0.97)

Total distributions to shareholders	—		(0.91)	(0.25)	(0.06)	(0.36)	(1.09)

Net asset value - End of period	$7.44		$6.70	$9.39	$7.71	$7.43	$8.10

Net assets - End of period (000’s omitted)	$75,861		$299,696	$478,178	$411,927	$377,770	$490,833

Total return[2]	11.05%		(19.30% )	25.13%	4.55%	(3.72% )	(7.03% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%	[3]	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	1.25%	[3]	1.33%	0.59%	0.65%	0.96%	1.20%
Portfolio turnover	104%		129%	125%	47%	33%	22%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.04%	[3]	0.05%	0.05%	0.05%	0.03%	0.04%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

13

International Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/19 (UNAUDITED)		FOR THE YEAR ENDED
			12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.74		$11.93	$9.73	$9.35	$10.10	$12.05

Income (loss) from investment operations:
Net investment income[1]	0.10		0.18	0.09	0.11	0.12	0.17
Net realized and unrealized gain (loss) on investments	0.89		(2.43)	2.38	0.35	(0.49)	(1.00)

Total from investment operations	0.99		(2.25)	2.47	0.46	(0.37)	(0.83)

Less distributions to shareholders:
From net investment income	—		(0.14)	(0.07)	(0.08)	(0.09)	(0.15)
From net realized gain on investments	—		(0.80)	(0.20)	—	(0.29)	(0.97)

Total distributions to shareholders	—		(0.94)	(0.27)	(0.08)	(0.38)	(1.12)

Net asset value - End of period	$9.73		$8.74	$11.93	$9.73	$9.35	$10.10

Net assets - End of period (000’s omitted)	$38,731		$45,874	$68,868	$62,513	$131,373	$126,321

Total return[2]	11.33%		(19.17% )	25.50%	4.89%	(3.55% )	(6.72% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.84%	[3]	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.11%	[3]	1.55%	0.85%	1.16%	1.18%	1.42%
Portfolio turnover	104%		129%	125%	47%	33%	22%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.02%	[3]	0.05%	0.05%	0.05%	0.03%	0.04%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

14

International Series

Financial Highlights - Class W

FOR THE PERIOD 3/1/19[1] TO 6/30/19 (UNAUDITED)
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$7.28

Income (loss) from investment operations:
Net investment income[2]	0.09
Net realized and unrealized gain (loss) on investments	0.10

Total from investment operations	0.19

Net asset value - End of period	$7.47

Net assets - End of period (000’s omitted)	$228,075

Total return[3]	2.61%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.10%
Net investment income[4]	3.64%
Series portfolio turnover	104%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts[4] :
0.62%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

15

International Series

Notes to Financial Statements

(unaudited)

1.	Organization

International Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located outside the United States.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue four classes of shares (Class S, I, W and Z). Class W shares were issued on March 1, 2019. Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2019, 10 billion shares have been designated in total among 34 series, of which 100 million have been designated as International Series Class I common stock, 250 million have been designated as International Series Class S common stock, 75 million have been designated as International Series Class W common stock, and 100 million have been designated as International Series Class Z common stock. Class Z common stock is not currently offered for sale.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities

16

International Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$28,374,177	$2,490,086	$25,884,091	$—
Consumer Discretionary	54,895,862	11,248,702	43,647,160	—
Consumer Staples	65,086,855	10,971,729	54,115,126	—
Energy	28,576,375	7,760,531	20,815,844	—
Financials	20,100,400	—	20,100,400	—
Health Care	34,449,128	3,357,325	31,091,803	—
Industrials	40,738,381	—	40,738,381	—
Information Technology	10,940,686	1,705,611	9,235,075	—
Materials	4,162,920	—	4,162,920	—
Real Estate	5,931,208	—	5,931,208	—
Utilities	6,227,558	—	6,227,558	—
Mutual funds	41,818,313	41,818,313	—	—

Total assets	$341,301,863	$79,352,297	$261,949,566	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2018 or June 30, 2019.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than

17

International Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2019, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2015 through December 31, 2018. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short and long term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held during the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. To the extent permitted capital losses can be used to offset capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is

18

International Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications (continued)

unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets. Prior to March 1, 2019, the management fee for the Series was 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

Prior to March 1, 2019, the Class S shares of the Series were subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee was intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, the Class S shares of the Series paid a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund had a Shareholder Services Agreement with the Advisor, for which the Advisor received the shareholder services fee as stated above.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Effective March 1, 2019, the Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated March 1, 2017, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series);

19

International Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Effective March 1, 2019, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the advisor that is separate from the fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.85% of the average daily net assets of the Class S and Class I shares, 0.10% of the average daily net assets of the Class W shares, and 0.70% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $448,868 in management fees for Class W for the six month period ended June 30, 2019. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $31,824, $4,068 and $18,104 for Class S, Class I and Class W, respectively, for the six month period ended June 30, 2019. These amounts are included as a reduction of expenses on the Statement of Operations. At June 30, 2019, the Advisor is eligible to recoup $21,963. For the six month period ended June 30, 2019, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2019, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $342,521,866 and $387,521,479, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S, Class I and Class W shares of International Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/19		FOR THE YEAR ENDED 12/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	665,106	$4,701,990	2,636,028	$22,462,376
Reinvested	—	—	5,193,912	36,995,022
Repurchased	(35,237,590)	(256,650,624)	(13,970,413)	(124,351,848)

Total	(34,572,484)	$(251,948,634)	(6,140,473)	$(64,894,450)

20

International Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/19		FOR THE YEAR ENDED 12/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	234,937	$2,213,290	835,446	$9,687,732
Reinvested	—	—	502,334	4,639,530
Repurchased	(1,502,732)	(14,098,825)	(1,860,572)	(21,473,792)

Total	(1,267,795)	$(11,885,535)	(522,792)	$(7,146,530)

CLASS W	FOR THE PERIOD 3/01/19 (COMMENCEMENT OF OPERATIONS) TO 6/30/19
	SHARES	AMOUNT
Sold	33,440,434	$243,896,521
Reinvested	—	—
Repurchased	(2,896,992)	(21,221,136)

Total	30,543,442	$222,675,385

Approximately 67% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2019 unless extended or renewed. During the six months ended June 30, 2019, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2019.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

21

International Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2018 were as follows:

Ordinary income	$11,093,450
Long-term capital gains	$31,377,589

At June 30, 2019, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$329,859,717
Unrealized appreciation	21,212,465
Unrealized depreciation	(9,770,319)

Net unrealized appreciation	$11,442,146

22

International Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNINT-6/19-SAR

www.manning-napier.com

Manning & Napier Fund, Inc.
Diversified Tax Exempt Series

Beginning on February 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Diversified Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/19[1]	ENDING ACCOUNT VALUE 6/30/19	EXPENSES PAID DURING PERIOD 1/1/19-6/30/19[2]	ANNUALIZED EXPENSE RATIO
Class A
Actual	$1,000.00	$1,035.50	$2.93	0.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	$2.91	0.58%
Class W
Actual	$1,000.00	$1,027.50	$0.30	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.28	$0.30	0.09%

1Class W inception date was March 1, 2019.

2Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (except for the Series’ Class W Actual and Hypothetical return information, which reflects the 122 day period ended June 30, 2019 due to its inception date of March 1, 2019). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Diversified Tax Exempt Series

Portfolio Composition as of June 30, 2019

(unaudited)

Top Ten States[2]
New York	14.9%	Oregon	5.0%
Florida	8.4%	Arizona	4.8%
Ohio	6.5%	Massachusetts	4.8%
Texas	6.4%	District of Columbia	3.6%
Washington	5.4%	North Carolina	3.5%

2As a percentage of total investments.

2

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2019

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS - 97.7%

ALASKA - 0.2%

Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	A1	$500,000	$546,025

ARIZONA - 4.8%

Maricopa County Unified School District No. 89-Dysart, G.O. Bond	5.000%	7/1/2026	A2	1,000,000	1,160,360
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2	1,050,000	1,199,646
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2024	Aa2	1,200,000	1,408,164
Mesa, Multiple Utility Impt., Revenue Bond	3.000%	7/1/2039	Aa2	1,525,000	1,537,825
Pima County Sewer System, Series B, Revenue Bond	5.000%	7/1/2020	AA2	1,400,000	1,451,436
Pima County, Public Impt., Series A, G.O. Bond	4.000%	7/1/2028	AA2	2,045,000	2,220,461
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	5.000%	12/1/2020	Aa1	400,000	420,896
Tucson Water System Revenue, Water Utility Impt., Revenue Bond	5.000%	7/1/2021	Aa2	1,000,000	1,073,540
Tucson Water System Revenue, Water Utility Impt., Revenue Bond	5.000%	7/1/2030	Aa2	1,575,000	1,947,046
Yavapai County Industrial Development Authority, Northern Arizona Healthcare System, Revenue Bond	5.000%	10/1/2020	AA2	460,000	481,040

					12,900,414

ARKANSAS - 0.4%

Beaver Water of Benton & Washington Counties, Revenue Bond	4.000%	11/15/2021	AA2	1,000,000	1,036,380

COLORADO - 3.3%

Aurora Water, Green Bond, Revenue Bond	4.000%	8/1/2046	AA2	2,000,000	2,157,500
Boulder County, Series A, Revenue Bond	5.000%	7/15/2026	AA2	1,000,000	1,233,890
Boulder Water & Sewer, Revenue Bond	5.000%	12/1/2019	Aa1	1,500,000	1,523,190
Colorado Springs Utilities System, Series C-1, Revenue Bond	5.000%	11/15/2019	Aa2	2,435,000	2,468,700
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa1	1,500,000	1,553,835

					8,937,115

DISTRICT OF COLUMBIA - 3.6%

District of Columbia Water & Sewer Authority, Series B, Revenue Bond	5.000%	10/1/2036	Aa2	900,000	1,054,908

The accompanying notes are an integral part of the financial statements.

3

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2019

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

DISTRICT OF COLUMBIA (continued)

District of Columbia Water & Sewer Authority, Series C, Revenue Bond	5.000%	10/1/2022	Aa2	$1,000,000	$1,117,430
District of Columbia, Public Impt., Series A, G.O. Bond	4.000%	10/15/2044	Aaa	2,750,000	3,049,668
District of Columbia, Public Impt., Series C, Revenue Bond	5.000%	12/1/2021	Aa1	2,120,000	2,306,284
District of Columbia, Public Impt., Series D, G.O. Bond	5.000%	6/1/2026	Aaa	750,000	921,735
District of Columbia, Public Impt., Series D, G.O. Bond	5.000%	6/1/2035	Aaa	1,000,000	1,211,930

					9,661,955

FLORIDA - 8.4%

Daytona Beach Utility System, Water Utility Impt., Revenue Bond, AGM	5.000%	11/1/2019	A1	1,010,000	1,022,059
Florida State, G.O. Bond	3.500%	7/1/2046	Aaa	2,000,000	2,088,560
Florida State, Public Impt., Series B, G.O. Bond	4.000%	7/1/2048	Aaa	2,000,000	2,186,340
Fort Lauderdale, Water & Sewer, Revenue Bond	5.000%	9/1/2020	Aa1	1,545,000	1,611,528
Fort Myers Utility System, Utility Impt., Revenue Bond	5.000%	10/1/2019	Aa3	785,000	792,144
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2019	A3	2,000,000	2,016,300
JEA Electric System, Swap Termination, Series B, Revenue Bond	5.000%	10/1/2019	A3	1,500,000	1,512,225
Miami Beach, Water & Sewer, Revenue Bond	5.000%	9/1/2047	Aa3	1,400,000	1,651,972
Miami-Dade County, Water & Sewer, Revenue Bond	5.000%	10/1/2023	Aa3	2,000,000	2,298,160
Miami-Dade County, Water & Sewer, Revenue Bond	4.000%	10/1/2048	Aa3	2,000,000	2,184,900
Miami-Dade County, Water & Sewer, Series B, Revenue Bond, AGM	5.250%	10/1/2019	Aa3	500,000	504,795
Okaloosa County, Water & Sewer, Revenue Bond	5.000%	7/1/2023	Aa3	2,065,000	2,348,917
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2019	A1	500,000	500,000
Orlando-Orange County Expressway Authority, Swap Termination, Series B, Revenue Bond	5.000%	7/1/2020	A1	1,165,000	1,207,686
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL	5.250%	9/1/2023	A1	500,000	571,010

					22,496,596

GEORGIA - 1.2%

Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2019	Aa2	1,160,000	1,174,280
DeKalb County, Water & Sewerage, Revenue Bond	5.000%	10/1/2019	Aa3	500,000	504,565

The accompanying notes are an integral part of the financial statements.

4

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2019

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

GEORGIA (continued)

Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2019	A1	$485,000	$490,597
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2020	A1	1,000,000	1,046,590

					3,216,032

HAWAII - 1.5%

Honolulu County Wastewater System, Series B, Revenue Bond	5.000%	7/1/2027	Aa2	1,580,000	1,940,904
Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2023	Aa3	1,750,000	1,994,265

					3,935,169

ILLINOIS - 1.7%

Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2022	AA2	500,000	520,625
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2023	AA2	625,000	655,906
Illinois Municipal Electric Agency, Series A, Revenue Bond	5.000%	2/1/2025	A1	2,000,000	2,343,700
Illinois State Toll Highway Authority, Series A, Revenue Bond	5.000%	12/1/2019	A1	1,000,000	1,014,620

					4,534,851

INDIANA - 0.6%

Fort Wayne Waterworks, Water Utility Impt., Revenue Bond	2.000%	12/1/2020	Aa3	745,000	750,707
Indiana Municipal Power Agency, Series A, Revenue Bond	4.000%	1/1/2020	A1	750,000	759,968

					1,510,675

IOWA - 0.9%

Cedar Falls, Electric Utility, Revenue Bond	5.000%	12/1/2023	Aa2	2,000,000	2,306,320

KANSAS - 1.1%

Kansas Development Finance Authority, Prerefunded Balance, Revenue Bond	5.000%	11/15/2020	WR3	20,000	20,256
Kansas Development Finance Authority, Unrefunded Balance, Revenue Bond	5.000%	11/15/2020	Aa2	480,000	486,480
Topeka Combined Utility, Series A, Revenue Bond	4.000%	8/1/2019	Aa3	845,000	846,825

The accompanying notes are an integral part of the financial statements.

5

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2019

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

KANSAS (continued)

Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	5.000%	9/1/2020	A2	$1,495,000	$1,556,534

					2,910,095

KENTUCKY - 0.6%

Kentucky Turnpike Authority, Series A, Revenue Bond	5.000%	7/1/2019	Aa3	500,000	500,000
Louisville & Jefferson County, Sewer Impt., Series A, Revenue Bond	5.000%	5/15/2024	Aa3	1,070,000	1,250,102

					1,750,102

LOUISIANA - 1.4%

Lafayette Utilities, Water & Sewer Impt., Revenue Bond	5.000%	11/1/2019	A1	990,000	1,001,751
New Orleans, Sewer Impt., Revenue Bond	5.000%	6/1/2021	A2	600,000	637,938
New Orleans, Water Utility Impt., Revenue Bond	5.000%	12/1/2020	A2	1,700,000	1,782,909
Shreveport, Water & Sewer, Series B, Revenue Bond, AGM	3.000%	12/1/2022	A2	300,000	314,409

					3,737,007

MAINE - 0.8%

Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2	570,000	605,215
Maine, Public Impt., Series B, G.O. Bond	5.000%	6/1/2021	Aa2	1,355,000	1,450,257

					2,055,472

MARYLAND - 3.4%

Baltimore, Sewer Impt., Series A, Revenue Bond	4.000%	7/1/2044	Aa2	2,000,000	2,195,080
Baltimore, Sewer Impt., Series C, Revenue Bond	5.000%	7/1/2026	Aa2	815,000	1,002,939
Baltimore, Water Utility Impt., Series C, Revenue Bond	4.000%	7/1/2036	A1	765,000	848,951
Baltimore, Water Utility Impt., Series C, Revenue Bond	4.000%	7/1/2037	A1	555,000	613,408
Maryland Health & Higher Educational Facilities
Authority, Revenue Bond	5.000%	7/1/2019	A2	500,000	500,000
Maryland, Series 2-C, G.O. Bond	5.000%	8/1/2021	Aaa	1,000,000	1,076,200
Montgomery County, Public Impt., Series A, G.O. Bond	5.000%	11/1/2032	Aaa	2,365,000	2,980,397

					9,216,975

The accompanying notes are an integral part of the financial statements.

6

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2019

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

MASSACHUSETTS - 4.7%

Boston, Public Impt., Series A, G.O. Bond	5.000%	5/1/2037	Aaa	$5,000,000	$6,190,950
Commonwealth of Massachusetts, Series C, G.O. Bond	3.625%	10/1/2040	Aa1	3,000,000	3,034,320
Massachusetts Water Resources Authority, Series B, Revenue Bond, AGM	5.250%	8/1/2032	Aa1	970,000	1,324,855
North Reading, School Impt., G.O. Bond	5.000%	5/15/2035	Aa2	2,000,000	2,189,000

					12,739,125

MICHIGAN - 0.7%

Ann Arbor Sewage Disposal System, Revenue Bond	3.000%	7/1/2020	AA2	1,000,000	1,017,090
Ann Arbor Sewage Disposal System, Revenue Bond	2.000%	7/1/2027	AA2	820,000	827,306

					1,844,396

MINNESOTA - 0.9%

Minnesota State, Series D, G.O. Bond	5.000%	8/1/2024	Aa1	2,000,000	2,359,580

MISSOURI - 1.5%

Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	1/1/2025	Aa2	750,000	850,725
Metropolitan St Louis Sewer District, Sewer Impt., Series C, Revenue Bond	4.000%	5/1/2041	Aa1	2,000,000	2,173,300
Missouri Housing Development Commission, Series A, Revenue Bond	1.600%	11/1/2019	AA2	210,000	210,191
Missouri State Health & Educational Facilities Authority, Revenue Bond	5.000%	1/1/2020	Aa2	725,000	738,398

					3,972,614

NEBRASKA - 1.6%

Lincoln Electric System, Revenue Bond	5.000%	9/1/2021	AA2	2,000,000	2,158,360
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2020	A1	1,000,000	1,018,080
Omaha Public Power District, Series A, Revenue Bond	5.000%	2/1/2031	Aa2	900,000	1,117,413

					4,293,853

NEVADA - 0.5%

Clark County, Stadium Impt., Series A, G.O. Bond	5.000%	6/1/2036	Aa1	1,155,000	1,412,923

The accompanying notes are an integral part of the financial statements.

7

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2019

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

NEW HAMPSHIRE - 1.0%

New Hampshire State Turnpike System, Series B, Revenue Bond	5.000%	2/1/2020	A1	$2,575,000	$2,629,152

NEW JERSEY - 0.2%

New Jersey State Turnpike Authority, Unrefunded Balance, Series H, Revenue Bond	5.000%	1/1/2020	A2	560,000	561,518

NEW MEXICO - 1.4%

Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2022	Aa2	1,250,000	1,385,625
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2	2,000,000	2,283,360

					3,668,985

NEW YORK - 14.8%

Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1	1,315,000	1,332,845
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries C-2, Revenue Bond	5.000%	5/1/2037	Aa1	2,740,000	3,328,442
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries F-3, Revenue Bond	3.000%	2/1/2037	Aa1	3,000,000	3,038,250
New York City Water & Sewer System, Series EE, Revenue Bond	5.000%	6/15/2040	Aa1	3,500,000	4,202,065
New York City Water & Sewer System, Water Utility Impt., Series DD, Revenue Bond	5.000%	6/15/2047	Aa1	3,000,000	3,538,260
New York City, Public Impt., Subseries D1, G.O. Bond	4.000%	12/1/2042	Aa1	1,255,000	1,401,446
New York City, Series 1, G.O. Bond	5.000%	8/1/2020	Aa1	1,000,000	1,040,550
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa1	2,000,000	2,291,460
New York City, Series A, G.O. Bond	5.000%	8/1/2023	Aa1	2,000,000	2,291,460
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	3/15/2048	Aa1	3,000,000	3,286,440
New York State Dormitory Authority, School Impt., Series E, Revenue Bond	5.000%	3/15/2048	Aa1	3,000,000	3,600,870
New York State Dormitory Authority, School Impt., Series E, Revenue Bond, AGM	5.000%	10/1/2025	A2	860,000	988,974
New York State Dormitory Authority, Series 1, Revenue Bond	4.000%	7/1/2020	Aa3	420,000	432,088
New York State Dormitory Authority, Series A, Revenue Bond	5.000%	2/15/2028	Aa1	2,950,000	3,415,658

The accompanying notes are an integral part of the financial statements.

8

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2019

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

NEW YORK (continued)

New York State Urban Development Corp., Highway Impt., Series C, Revenue Bond	5.000%	3/15/2024	Aa1	$765,000	$865,544
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2019	Aa3	725,000	732,721
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2020	Aa3	920,000	968,622
Triborough Bridge & Tunnel Authority, Subseries A, Revenue Bond	5.000%	11/15/2023	A1	2,805,000	3,193,408

					39,949,103

NORTH CAROLINA - 3.5%

Charlotte, Water & Sewer System, Revenue Bond	5.000%	12/1/2020	Aaa	1,400,000	1,473,332
Charlotte, Water & Sewer System, Revenue Bond	4.000%	7/1/2047	Aaa	2,000,000	2,202,940
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bond	5.000%	10/1/2020	AA2	580,000	606,599
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2020	A2	400,000	407,172
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2024	A2	3,000,000	3,470,460
North Carolina, Series C, G.O. Bond	5.000%	5/1/2021	Aaa	1,200,000	1,281,168

					9,441,671

OHIO - 6.5%

American Municipal Power, Inc., Fremont Energy Center Project, Prerefunded Balance, Series B, Revenue Bond	5.000%	2/15/2023	A1	1,895,000	2,071,368
Cincinnati Water System, Series B, Revenue Bond	5.000%	12/1/2026	Aaa	500,000	622,785
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2025	Aaa	1,000,000	1,217,280
Columbus, Sewer Impt., Revenue Bond	5.000%	6/1/2026	Aa1	520,000	615,456
Hamilton Wastewater System, Sewer Impt., Revenue Bond, BAM	4.000%	10/1/2041	A1	1,235,000	1,349,163
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond	4.000%	11/15/2043	Aa1	1,565,000	1,725,209
Ohio State Turnpike Commission, Series A, Revenue Bond	5.250%	2/15/2027	Aa2	600,000	756,420
Ohio State, Public Impt., Series B, G.O. Bond	3.000%	9/1/2021	Aa1	2,000,000	2,072,840
Ohio State, School Impt., Prerefunded Balance, Series B, G.O. Bond	5.000%	6/15/2024	Aa1	4,200,000	4,652,592
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3	1,010,000	1,023,786
Toledo Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	11/15/2022	Aa3	610,000	660,551

The accompanying notes are an integral part of the financial statements.

9

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2019

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

OHIO (continued)

Toledo, Capital Impt., G.O. Bond	5.000%	12/1/2020	A2	$610,000	$640,628

					17,408,078

OKLAHOMA - 1.8%

Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2020	Aa3	2,750,000	2,800,682
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2022	Aa3	2,000,000	2,111,740

					4,912,422

OREGON - 5.0%

Bend, Water Utility Impt., Revenue Bond	5.000%	12/1/2030	Aa2	1,435,000	1,731,414
Clackamas County Service District No. 1, Sewer Impt., Revenue Bond	2.000%	12/1/2029	AAA[2]	1,000,000	985,050
Medford Hospital Facilities Authority, Asante Health System, Revenue Bond, AGM	5.000%	8/15/2019	AA2	440,000	441,962
Oregon State Housing & Community Services Department, Series A, Revenue Bond	1.950%	7/1/2020	Aa2	225,000	226,154
Oregon, Correctional Facility Impt., Series A, G.O. Bond	5.000%	5/1/2043	Aa1	2,500,000	3,021,275
Portland Building Project, Series B, G.O. Bond	5.000%	6/15/2038	Aaa	4,000,000	4,919,800
Portland Sewer System, Series B, Revenue Bond	2.125%	6/15/2030	Aa2	1,000,000	1,004,850
Washington County Clean Water Services, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2021	Aa1	1,015,000	1,098,392

					13,428,897

PENNSYLVANIA - 2.6%

Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Prerefunded Balance, Revenue Bond	5.000%	8/15/2019	A1	640,000	642,803
Allegheny County Sanitary Authority, Sewer Impt., Revenue Bond, AGM	5.000%	12/1/2019	A1	1,500,000	1,522,500
Allegheny County Sanitary Authority, Sewer Impt., Revenue Bond, AGM	4.000%	12/1/2035	A1	1,200,000	1,326,840
North Wales Water Authority, Series A, Revenue Bond	5.000%	11/1/2020	AA2	1,000,000	1,049,310
Pennsylvania Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	12/1/2023	A1	1,200,000	1,382,124
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2020	A1	1,000,000	1,015,210

					6,938,787

The accompanying notes are an integral part of the financial statements.

10

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2019

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

SOUTH CAROLINA - 0.4%

Charleston, Waterworks & Sewer System, Prerefunded Balance, Revenue Bond	5.000%	1/1/2022	Aaa	$530,000	$559,309
Greenwood Metropolitan District, Sewer Impt., Revenue Bond	5.000%	10/1/2026	Aa3	500,000	613,610

					1,172,919

TENNESSEE - 1.9%

Knoxville Electric System Revenue, Electric Light & Power Impt., Series II, Revenue Bond	3.000%	7/1/2028	Aa2	1,090,000	1,154,899
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2023	Aa2	800,000	885,560
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2025	Aa2	705,000	778,863
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2020	Aa2	685,000	698,906
Knoxville Wastewater System, Sewer Impt., Series B, Revenue Bond	4.000%	4/1/2024	Aa2	400,000	428,404
Memphis, Public Impt., G.O. Bond	4.000%	6/1/2044	Aa2	1,095,000	1,179,206

					5,125,838

TEXAS - 6.3%

Austin Electric Utility, Revenue Bond	5.000%	11/15/2020	Aa3	1,600,000	1,680,064
Austin Electric Utility, Series A, Revenue Bond	5.000%	11/15/2022	Aa3	500,000	558,530
Fort Worth Water & Sewer System, Revenue Bond	5.000%	2/15/2020	Aa1	550,000	562,540
Fort Worth Water & Sewer System, Water Utility Impt., Revenue Bond	4.000%	2/15/2043	Aa1	2,000,000	2,182,700
Harris County Cultural Education Facilities Finance Corp., Revenue Bond	4.000%	12/1/2019	A1	500,000	505,195
Harris County, Senior Lien, Toll Road Impt., Series B, Revenue Bond	5.000%	8/15/2023	Aa2	600,000	685,110
Houston Combined Utility System, Series D, Revenue Bond	5.000%	11/15/2043	Aa2	2,000,000	2,418,200
Metropolitan Transit Authority of Harris County, Transit Impt., Prerefunded Balance, Revenue Bond	5.000%	11/1/2019	Aa2	845,000	855,402
North Texas Municipal Water District, Sewer Impt., Revenue Bond	3.500%	6/1/2035	Aa2	1,000,000	1,042,810
North Texas Municipal Water District, Water Utility Impt., Revenue Bond	5.000%	9/1/2023	Aa2	2,535,000	2,903,741
North Texas Tollway Authority, Series A, Revenue Bond	5.000%	1/1/2026	A1	500,000	573,150

The accompanying notes are an integral part of the financial statements.

11

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2019

(unaudited)

			CREDIT
	COUPON	MATURITY	RATING[1]	PRINCIPAL	VALUE
	RATE	DATE	(UNAUDITED)	AMOUNT	(NOTE 2)

MUNICIPAL BONDS (continued)

TEXAS (continued)

San Antonio Water System, Junior Lien, Series A, Revenue Bond	5.000%	5/15/2026	Aa2	$500,000	$610,200
Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bond	5.000%	8/1/2024	AAA[2]	2,200,000	2,518,714

					17,096,356

UTAH - 0.2%

Central Utah Water Conservancy District, Series B, Revenue Bond	5.000%	10/1/2025	AA2	500,000	605,490

VIRGINIA - 1.4%

Norfolk Water & Sewer System, Revenue Bond	5.000%	11/1/2029	AA2	2,000,000	2,515,280
Virginia Resources Authority, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2019	Aaa	1,290,000	1,301,932

					3,817,212

WASHINGTON - 5.4%

Everett Water & Sewer, Revenue Bond	5.000%	12/1/2020	AA2	1,330,000	1,399,479
King County, Series E, G.O. Bond	5.000%	6/1/2022	Aaa	2,000,000	2,211,740
King County, Water & Sewer, Revenue Bond	4.000%	7/1/2045	Aa1	2,000,000	2,131,920
King County, Water & Sewer, Series B, Revenue Bond	5.000%	1/1/2020	Aa1	750,000	763,860
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	5.000%	9/1/2021	Aa1	2,000,000	2,158,360
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	4.000%	4/1/2034	Aa1	2,435,000	2,688,289
Tacoma, Sewer Impt., Revenue Bond	4.000%	12/1/2019	Aa2	1,095,000	1,107,384
Washington State, Series 2011-A, G.O. Bond	5.000%	1/1/2020	Aa1	2,000,000	2,036,860

					14,497,892

WISCONSIN - 1.5%

Milwaukee Sewerage System, Sewer Impt., Series S1, Revenue Bond	5.000%	6/1/2021	Aa3	470,000	502,764
Milwaukee Sewerage System, Sewer Impt., Series S7, Revenue Bond	3.000%	6/1/2031	A2	1,000,000	1,027,730
Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc., Revenue Bond	3.000%	8/15/2019	A1	510,000	510,984

The accompanying notes are an integral part of the financial statements.

12

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2019

(unaudited)

			CREDIT	PRINCIPAL
	COUPON	MATURITY	RATING[1]	AMOUNT/	VALUE
	RATE	DATE	(UNAUDITED)	SHARES	(NOTE 2)

MUNICIPAL BONDS (continued)

WISCONSIN (continued)

WPPI Energy, Series A, Revenue Bond	5.000%	7/1/2020	A1	$2,000,000	$2,071,660

					4,113,138

TOTAL MUNICIPAL BONDS
(Identified Cost $256,438,999)					262,741,132

U.S. GOVERNMENT AGENCIES - 0.4%

Other Agencies - 0.4%
Freddie Mac Multifamily ML Certificates, Series 2019-ML05, Class ACA	3.35%	11/25/2033		499,286	529,048
Freddie Mac Multifamily ML Certificates, Series 2019-ML05, Class AUS	3.40%	1/25/2036		498,559	528,279

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $1,014,572)					1,057,327

SHORT-TERM INVESTMENT - 1.3%

Dreyfus Government Cash Management, Institutional Shares (Identified Cost $3,581,330)	2.25%[4]			3,581,330	3,581,330

TOTAL INVESTMENTS - 99.4%
(Identified Cost $261,034,901)					267,379,789
OTHER ASSETS, LESS LIABILITIES - 0.6%					1,690,822

NET ASSETS - 100%					$269,070,611

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of June 30, 2019, there is no rating available (unaudited).

4Rate shown is the current yield as of June 30, 2019.

The accompanying notes are an integral part of the financial statements.

13

Diversified Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2019 (unaudited)

ASSETS:

Investments, at value (identified cost $261,034,901) (Note 2)	$267,379,789
Interest receivable	3,005,265
Receivable for fund shares sold	171,397
Receivable for securities sold	5,013
Prepaid expenses	16,734

TOTAL ASSETS	270,578,198

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	15,881
Accrued management fees (Note 3)	2,182
Accrued Chief Compliance Officer service fees (Note 3)	546
Payable for securities purchased	1,463,786
Other payables and accrued expenses	25,192

TOTAL LIABILITIES	1,507,587

TOTAL NET ASSETS	$269,070,611

NET ASSETS CONSIST OF:

Capital stock	$239,799
Additional paid-in-capital	261,963,248
Total distributable earnings (loss)	6,867,564

TOTAL NET ASSETS	$269,070,611

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($5,280,359/470,910 shares)	$11.21

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($263,790,252/23,508,978 shares)	$11.22

The accompanying notes are an integral part of the financial statements.

14

Diversified Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2019 (unaudited)

INVESTMENT INCOME:

Interest	$3,053,717
Dividends	83,697

Total Investment Income	3,137,414

EXPENSES:

Management fees (Note 3)	713,045
Fund accounting and administration fees (Note 3)	49,857
Directors’ fees (Note 3)	12,342
Chief Compliance Officer service fees (Note 3)	2,027
Custodian fees	5,505
Miscellaneous	52,371

Total Expenses	835,147
Less reduction of expenses (Note 3)	(448,325)

Net Expenses	386,822

NET INVESTMENT INCOME	2,750,592

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	808,475
Net change in unrealized appreciation (depreciation) on investments	7,117,260

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	7,925,735

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,676,327

The accompanying notes are an integral part of the financial statements.

15

Diversified Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/19 (UNAUDITED)	FOR THE YEAR ENDED 12/31/18
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,750,592	$3,916,840
Net realized gain (loss) on investments	808,475	(297,506)
Net change in unrealized appreciation (depreciation) on investments	7,117,260	(1,870,441)

Net increase from operations	10,676,327	1,748,893

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

Class A	(164,751)	(3,880,794)
Class W	(2,132,853)	—

Total distributions to shareholders	(2,297,604)	(3,880,794)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(37,121,708)	21,616,363

Net increase (decrease) in net assets	(28,742,985)	19,484,462

NET ASSETS:

Beginning of period	297,813,596	278,329,134

End of period	$269,070,611	$297,813,596

The accompanying notes are an integral part of the financial statements.

16

Diversified Tax Exempt Series

Financial Highlights - Class A

	FOR THE SIX MONTHS ENDED 6/30/19 (UNAUDITED)		FOR THE YEAR ENDED
			12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.90		$10.98	$10.86	$11.07	$11.00	$10.91

Income (loss) from investment operations:
Net investment income[1]	0.08		0.15	0.13	0.11	0.09	0.08
Net realized and unrealized gain (loss) on investments	0.31		(0.08)	0.13	(0.20)	0.08	0.09

Total from investment operations	0.39		0.07	0.26	(0.09)	0.17	0.17

Less distributions to shareholders:
From net investment income	(0.08)		(0.15)	(0.14)	(0.12)	(0.10)	(0.08)

Net asset value - End of period	$11.21		$10.90	$10.98	$10.86	$11.07	$11.00

Net assets - End of period (000’s omitted)	$5,280		$297,814	$278,329	$316,386	$358,584	$376,271

Total return[2]	3.55%		0.65%	2.37%	(0.83% )	1.51%	1.51%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.58%	[3]	0.59%	0.58%	0.57%	0.57%	0.56%
Net investment income	1.61%	[3]	1.42%	1.22%	1.01%	0.80%	0.75%
Portfolio turnover	18%		12%	4%	16%	33%	25%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

17

Diversified Tax Exempt Series

Financial Highlights - Class W

FOR THE PERIOD 3/1/19[1] TO 6/30/19 (UNAUDITED)
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$11.01

Income from investment operations:
Net investment income[2]	0.08
Net realized and unrealized gain on investments	0.22

Total from investment operations	0.30

Less distributions to shareholders:
From net investment income	(0.09)

Net asset value - End of period	$11.22

Net assets - End of period (000’s omitted)	$263,790

Total return[3]	2.75%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.09%
Net investment income[4]	2.11%
Portfolio turnover	18%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount[4] :

0.50%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

18

Diversified Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

Diversified Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class A and Class W). Class W shares were issued March 1, 2019. While each class of shares is substantially the same, each class has its own investment eligibility criteria and cost structure. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2019, 10 billion shares have been designated in total among 34 series, of which 100 million have been designated as Diversified Tax Exempt Series Class A common stock and 50 million have been designated as Diversified Tax Exempt Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

19

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$262,741,132	$—	$262,741,132	$—
U.S. Treasury and other U.S. Government agencies	1,057,327	—	1,057,327	—
Mutual fund	3,581,330	3,581,330	—	—

Total assets	$267,379,789	$3,581,330	$263,798,459	$—

There were no Level 3 securities held by the Series as of December 31, 2018 or June 30, 2019.

New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08, Receivables -Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance does not require an accounting change for securities held at a discount, which continue to be amortized to maturity. This guidance was adopted by the Series as of January 1, 2019 on a modified retrospective basis. The cost basis of the securities on January 1, 2019 has been increased by $1. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total distributable earnings (loss) or the net asset value for any Class’s of the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of

20

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2019, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2015 through December 31, 2018. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated March 1, 2017, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the

21

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Effective March 1, 2019, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the advisor that is separate from the fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the waived Class W management fees (collectively, “excluded expenses”), to 0.85% of the average daily net assets of the Class A shares and 0.35% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $448,325 in management fees for Class W for the six month period ended June 30, 2019. In addition, pursuant to the separate expense limitation agreement, the Advisor did not waive or reimburse expenses for Class A and Class W for the six months ended June 30, 2019. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2019, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2019, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $48,830,794 and $79,789,377, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $1,016,979 and $2,155, respectively.

5.	Capital Stock Transactions

Transactions in shares of Class A and Class W of Diversified Tax Exempt Series were:

CLASS A	FOR THE SIX MONTHS ENDED 6/30/19		FOR THE YEAR ENDED 12/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	589,427	$6,526,542	4,863,994	$52,900,167
Reinvested	14,573	160,765	310,100	3,362,079
Repurchased	(27,458,236)	(302,419,010)	(3,192,267)	(34,645,883)

Total	(26,854,236)	$(295,731,703)	1,981,827	$21,616,363

CLASS W	FOR THE PERIOD 3/01/19 (COMMENCEMENT OF OPERATIONS) TO 6/30/19
	SHARES	AMOUNT
Sold	27,171,142	$299,381,852
Reinvested	166,238	1,849,227
Repurchased	(3,828,402)	(42,621,084)

Total	23,508,978	$258,609,995

22

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2019 unless extended or renewed. During the six months ended June 30, 2019, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2019.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2018 were as follows:

Ordinary income	$ 56,979
Tax exempt income	$3,823,815

At June 30, 2019, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$261,021,980
Unrealized appreciation	6,404,245
Unrealized depreciation	(46,436)

Net unrealized appreciation	$6,357,809

As of December 31, 2018, the Series had net short-term capital loss carryforwards of $432,031 and net long-term capital loss carryforwards of $592,684, which may be carried forward indefinitely.

9.	Subsequent Events

In preparing these financial statements, management of the Series has evaluated events and transactions for recognition or disclosure through the date the financial statements were available to be issued and the following item was noted:

23

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

9.	Subsequent Events (continued)

In July 2019, significant redemptions occurred in the Series that were initiated by the Advisor on fiduciary accounts where the Advisor has sole investment discretion. These redemptions totaled approximately $72,824,000, which amounts to roughly 27% of net assets attributable to shareholders at June 30, 2019.

24

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25

Diversified Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDTE-6/19-SAR

www.manning-napier.com

Manning & Napier Fund, Inc.

 New York Tax Exempt Series

Beginning on February 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

New York Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/19[1]	ENDING ACCOUNT VALUE 6/30/19	EXPENSES PAID DURING PERIOD 1/1/19-6/30/19[2]	ANNUALIZED EXPENSE RATIO

Class A

Actual	$1,000.00	$1,036.20	$3.18	0.63%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$3.16	0.63%

Class W

Actual	$1,000.00	$1,027.60	$0.44	0.13%

Hypothetical (5% return before expenses)	$1,000.00	$1,016.14	$0.43	0.13%

1Class W inception date was March 1, 2019.

2Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (except for the Series’ Class W Actual and Hypothetical return information, which reflects the 122 day period ended June 30, 2019 due to its inception date of March 1, 2019). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

New York Tax Exempt Series

Portfolio Composition as of June 30, 2019

(unaudited)

2

New York Tax Exempt Series

Investment Portfolio - June 30, 2019

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS - 92.2%

Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2019	AA2	$1,125,000	$1,143,338
Amherst, Public Impt., G.O. Bond	2.125%	11/1/2025	Aa2	675,000	700,475
Arlington Central School District, G.O. Bond	4.000%	12/15/2020	Aa2	400,000	416,732
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2	300,000	320,838
Babylon, Various Purposes, Public Impt., Series B, G.O. Bond	2.250%	12/1/2026	Aaa	705,000	739,467
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa2	500,000	504,900
Briarcliff Manor, Public Impt., Series A, G.O. Bond	3.000%	2/1/2020	Aa2	265,000	267,997
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	4.000%	7/1/2022	A2	300,000	323,118
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	7/1/2023	A2	300,000	343,260
Buffalo Municipal Water Finance Authority, Water Utility Impt., Series A, Revenue Bond, AGM	5.000%	7/1/2039	AA2	250,000	294,520
Buffalo Municipal Water Finance Authority, Water Utility Impt., Series A, Revenue Bond, AGM	5.000%	7/1/2043	AA2	600,000	702,438
Buffalo Municipal Water Finance Authority, Water Utility Impt., Series A, Revenue Bond, AGM	5.000%	7/1/2048	AA2	250,000	291,285
Canandaigua City School District, G.O. Bond	2.125%	6/15/2026	Aa3	540,000	558,446
Canandaigua, Public Impt., G.O. Bond	3.000%	12/15/2028	AA2	570,000	612,556
Chappaqua Central School District, School Impt., G.O. Bond	2.250%	6/15/2025	Aaa	675,000	709,533
Chenango Valley Central School District, G.O. Bond, AGM	2.125%	6/15/2021	A2	500,000	507,055
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2	250,000	263,425
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2	500,000	517,880
Corning City School District, G.O. Bond	4.000%	6/15/2028	Aa3	995,000	1,154,280
Cortland County, Public Impt., G.O. Bond, BAM	2.750%	9/1/2019	AA2	305,000	305,753
Dutchess County, G.O. Bond	2.125%	12/15/2023	AA2	850,000	875,067
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA2	500,000	516,200
Greece Central School District, G.O. Bond, BAM	2.500%	6/15/2023	Aa3	620,000	646,958
Irondequoit, Public Impt., G.O. Bond	3.000%	4/15/2042	Aa3	560,000	569,100
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2	500,000	504,540
Kings Park Central School District, G.O. Bond	2.000%	8/1/2020	Aa2	500,000	504,875
Kings Park Central School District, School Impt., Series B, G.O. Bond	2.000%	7/15/2025	Aa2	800,000	823,640
Lockport City School District, G.O. Bond, AGM	2.000%	8/1/2019	Aa3	450,000	450,320
Mamaroneck, Various Purposes, Public Impt., G.O. Bond	2.000%	7/15/2020	Aaa	335,000	338,306
Metropolitan Transportation Authority, Climate Bond Certified Green Bond, Series B-2, Revenue Bond	5.000%	11/15/2025	AA2	1,350,000	1,652,576
Metropolitan Transportation Authority, Series A-2, Revenue Bond	5.000%	11/15/2025	A1	750,000	901,335

The accompanying notes are an integral part of the financial statements.

3

New York Tax Exempt Series

Investment Portfolio - June 30, 2019

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1	$1,000,000	$1,013,570
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2022	A1	250,000	279,615
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2025	A1	505,000	561,631
Metropolitan Transportation Authority, Subseries B-1, Revenue Bond	5.000%	11/15/2024	AA2	1,885,000	2,170,973
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2019	A1	500,000	506,785
Metropolitan Transportation Authority, Transit Impt., Subseries B-2, Revenue Bond	5.000%	11/15/2021	A1	1,000,000	1,084,090
Middle Country Central School District At Centereach, School Impt., G.O. Bond	2.000%	8/15/2026	Aa2	1,005,000	1,029,090
Monroe County Water Authority, Water Utility Impt., Revenue Bond	5.000%	8/1/2019	Aa2	455,000	456,442
Naples Central School District, G.O. Bond, BAM	2.500%	6/15/2020	AA2	710,000	719,599
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2022	Aa3	500,000	561,265
New York City Transitional Finance Authority, Building Aid, Public Impt., Prerefunded Balance, Series S-1, Revenue Bond	5.000%	7/15/2019	Aa2	1,000,000	1,001,380
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2026	Aa2	1,250,000	1,524,312
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-2, Revenue Bond	5.000%	7/15/2023	Aa2	2,000,000	2,294,520
New York City Transitional Finance Authority, Building Aid, School Impt., Series S-3, Revenue Bond	5.000%	7/15/2023	Aa2	970,000	1,044,816
New York City Transitional Finance Authority, Building Aid, Series S-1, Revenue Bond	5.000%	7/15/2023	Aa2	820,000	940,753
New York City Transitional Finance Authority, Building Aid, Series S-2A, Revenue Bond	5.000%	7/15/2033	Aa2	1,000,000	1,242,470
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series A-1, Revenue Bond	3.250%	8/1/2035	Aa1	1,000,000	1,022,800
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series C-1, Revenue Bond	4.000%	11/1/2042	Aa1	1,680,000	1,862,230
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series E-1, Revenue Bond	5.000%	2/1/2026	Aa1	475,000	566,547
New York City Transitional Finance Authority, Future Tax Secured, Series B, Revenue Bond	5.000%	11/1/2024	Aa1	3,000,000	3,357,750
New York City Water & Sewer System, Series A, Revenue Bond	3.000%	6/15/2036	Aa1	1,250,000	1,267,588

The accompanying notes are an integral part of the financial statements.

4

New York Tax Exempt Series

Investment Portfolio - June 30, 2019

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

New York City Water & Sewer System, Water Utility Impt., Series DD, Revenue Bond	5.000%	6/15/2047	Aa1	$3,000,000	$3,538,260
New York City Water & Sewer System, Water Utility Impt., Subseries BB-1, Revenue Bond	5.000%	6/15/2046	Aa1	2,000,000	2,364,000
New York City, Public Impt., Subseries D1, G.O. Bond	4.000%	12/1/2041	Aa1	1,650,000	1,846,367
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa1	2,700,000	3,093,471
New York City, Series C, G.O. Bond	5.000%	8/1/2031	Aa1	1,500,000	1,867,860
New York Local Government Assistance Corp., Series A, Revenue Bond	5.000%	4/1/2022	Aa1	2,500,000	2,570,975
New York State Dormitory Authority, Consolidated Service Contract, Revenue Bond	5.000%	7/1/2019	Aa2	750,000	750,000
New York State Dormitory Authority, Income Tax Revenue, Series E, Revenue Bond	3.500%	3/15/2037	Aa1	850,000	881,068
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	5.000%	3/15/2030	Aa1	1,500,000	1,862,385
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	10/1/2037	Aa3	1,000,000	1,112,270
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	10/1/2038	Aa3	1,000,000	1,107,910
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	5.000%	3/15/2045	Aa1	1,680,000	2,016,000
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	3/15/2047	Aa1	1,050,000	1,141,539
New York State Dormitory Authority, School Impt., Series A, Revenue Bond	4.000%	3/15/2048	Aa1	3,500,000	3,834,180
New York State Dormitory Authority, School Impt., Series C, Revenue Bond	5.000%	3/15/2021	Aa1	2,000,000	2,126,640
New York State Dormitory Authority, School Impt., Series E, Revenue Bond, AGM	5.000%	10/1/2025	A2	1,000,000	1,149,970
New York State Dormitory Authority, Series A, Revenue Bond	5.000%	3/15/2021	Aa1	1,400,000	1,488,648
New York State Dormitory Authority, Series A, Revenue Bond	5.000%	3/15/2025	Aa1	500,000	599,595
New York State Dormitory Authority, Series A, Revenue Bond	3.000%	10/1/2026	A2	1,000,000	1,104,870
New York State Dormitory Authority, University & College Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	7/1/2020	Aa2	225,000	225,000
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2025	Aaa	1,000,000	1,072,610
New York State Environmental Facilities Corp., Subseries A, Revenue Bond	5.000%	6/15/2020	Aaa	1,250,000	1,295,712
New York State Environmental Facilities Corp., Water Utility Impt., Revenue Bond	5.000%	6/15/2031	Aaa	1,000,000	1,222,660

The accompanying notes are an integral part of the financial statements.

5

New York Tax Exempt Series

Investment Portfolio - June 30, 2019

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

New York State Environmental Facilities Corp., Water Utility Impt., Series A, Revenue Bond	5.000%	6/15/2035	Aaa	$1,000,000	$1,203,650
New York State Environmental Facilities Corp., Water Utility Impt., Series B, Revenue Bond	4.000%	8/15/2046	Aaa	2,000,000	2,192,040
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2020	Aa1	550,000	564,454
New York State Urban Development Corp., Economic Impt., Series A, Revenue Bond	5.000%	3/15/2035	Aa1	2,500,000	3,014,750
New York State Urban Development Corp., Highway Impt., Series A, Revenue Bond	5.000%	3/15/2037	Aa1	500,000	586,050
New York State Urban Development Corp., Public Impt., Series C, Revenue Bond	4.000%	3/15/2043	Aa1	2,250,000	2,467,755
New York State Urban Development Corp., Series A, Revenue Bond	5.000%	3/15/2026	Aa1	1,050,000	1,286,428
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2021	Aa1	1,000,000	1,065,140
New York State, Water Utility Impt., Series E, G.O. Bond	5.000%	12/15/2019	Aa1	565,000	575,074
New York State, Water Utility Impt., Series E, G.O. Bond	4.250%	12/15/2041	Aa1	480,000	507,384
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3	500,000	502,680
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA2	400,000	411,372
Oneida County, Public Impt., G.O. Bond, AGM	3.000%	5/1/2020	A1	400,000	400,192
Onondaga County, Public Impt., G.O. Bond	5.000%	5/1/2020	Aa3	250,000	257,992
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2022	Aa3	1,000,000	1,109,080
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2023	Aa3	1,000,000	1,146,370
Onondaga County, Public Impt., G.O. Bond	2.125%	6/15/2030	Aa3	715,000	713,970
Orange County, Various Purposes Impt., Series A, G.O. Bond, AGM	5.000%	3/1/2023	Aa2	520,000	593,081
Pittsford Central School District, G.O. Bond	4.000%	10/1/2021	Aa1	350,000	372,638
Pittsford, Public Impt., G.O. Bond	2.000%	11/1/2025	Aaa	580,000	603,954
Pittsford, Public Impt., G.O. Bond	2.000%	11/1/2026	Aaa	595,000	614,938
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 189, Revenue Bond	5.000%	5/1/2024	Aa3	800,000	941,848
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2024	Aa3	765,000	886,436
Port Authority of New York & New Jersey, Consolidated Series 184, Revenue Bond	5.000%	9/1/2025	Aa3	2,500,000	2,956,000
Rensselaer County, Nursing Homes, Public Impt., G.O. Bond	2.000%	7/15/2020	AA2	930,000	930,660
Rochester, School Impt., Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3	95,000	105,923
Roslyn Union Free School District, G.O. Bond	5.000%	10/15/2020	Aa1	215,000	225,733
Shenendehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA2	475,000	489,302

The accompanying notes are an integral part of the financial statements.

6

New York Tax Exempt Series

Investment Portfolio - June 30, 2019

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Southold Union Free School District, School Impt., G.O. Bond	3.000%	6/15/2028	Aa2	$435,000	$460,517
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond	5.000%	6/1/2021	AAA[2]	1,225,000	1,314,976
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond	4.000%	6/1/2022	NR3	25,000	26,679
Suffolk County Water Authority, Unrefunded Balance, Revenue Bond	4.000%	6/1/2022	AAA[2]	175,000	186,275
Suffolk County, Series B, G.O. Bond, AGM	5.000%	10/1/2019	AA2	1,000,000	1,009,200
Sullivan County, Public Impt., G.O. Bond	3.000%	11/15/2023	AA2	500,000	535,385
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2019	Aa3	1,075,000	1,090,394
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2023	Aa3	350,000	406,326
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond	5.000%	11/15/2024	Aa3	650,000	776,451
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2019	Aa3	820,000	831,742
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2022	Aa3	1,000,000	1,125,860
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2024	Aa3	1,000,000	1,122,330
Ulster County, Public Impt., G.O. Bond	4.000%	11/15/2019	AA2	510,000	515,544
Ulster County, Public Impt., G.O. Bond	3.000%	11/15/2027	AA2	425,000	464,278
Ulster County, Public Impt., Series B, G.O. Bond	2.000%	11/15/2020	AA2	685,000	693,912
Valley Stream Central High School District, School Impt., G.O. Bond	4.000%	6/15/2033	Aa2	870,000	985,240
Vestal Central School District, G.O. Bond	2.000%	6/15/2025	Aa2	685,000	707,893
Voorheesville Central School District, G.O. Bond	5.000%	6/15/2021	AA2	500,000	537,870
Warren County, Public Impt., G.O. Bond, AGM	4.000%	7/15/2020	AA2	500,000	514,215
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2	295,000	305,927
Webster Central School District, School Impt., G.O. Bond	2.000%	10/15/2021	AA2	315,000	320,528
West Babylon Union Free School District, School Impt., G.O. Bond	4.000%	8/1/2028	Aa2	1,075,000	1,235,326
Yonkers, Public Impt., Series C, G.O. Bond, AGM	4.000%	8/15/2020	A2	350,000	360,822

TOTAL MUNICIPAL BONDS (Identified Cost $120,093,936)					123,493,013

U.S. GOVERNMENT AGENCIES - 0.4%

Other Agencies - 0.4%
Freddie Mac Multifamily ML Certificates, Series 2019-ML05, Class AUS (Identified Cost $506,871)	3.40%	1/25/2036		498,559	528,279

The accompanying notes are an integral part of the financial statements.

7

New York Tax Exempt Series

Investment Portfolio - June 30, 2019

(unaudited)

	COUPON RATE	MATURITY DATE	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT SECURITIES - 3.7%
U.S. Treasury Bills - 3.7%
U.S. Treasury Bill	2.37%[4]	7/11/2019	$1,000,000	$999,465
U.S. Treasury Bill	2.37%[4]	7/18/2019	1,000,000	999,031
U.S. Treasury Bill	2.36%[4]	7/25/2019	1,000,000	998,700
U.S. Treasury Bill	2.38%[4]	8/1/2019	1,000,000	998,269
U.S. Treasury Bill	2.38%[4]	8/8/2019	1,000,000	997,824

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $4,992,126)				4,993,289

SHORT-TERM INVESTMENT - 2.9%

Dreyfus Government Cash Management, Institutional Shares
(Identified Cost $3,887,603)	2.25%[5]		3,887,603	3,887,603

TOTAL INVESTMENTS - 99.2%
(Identified Cost $129,480,536)				132,902,184
OTHER ASSETS, LESS LIABILITIES - 0.8%				1,062,300

NET ASSETS - 100%				$133,964,484

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of June 30, 2019, there is no rating available (unaudited).

4Represents the annualized yield at time of purchase.

5Rate shown is the current yield as of June 30, 2019.

The accompanying notes are an integral part of the financial statements.

8

New York Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2019 (unaudited)

ASSETS:

Investments, at value (identified cost $129,480,536) (Note 2)	$132,902,184
Interest receivable	1,096,638
Prepaid expenses	7,830

TOTAL ASSETS	134,006,652

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	14,092
Accrued management fees (Note 3)	805
Accrued Chief Compliance Officer service fees (Note 3)	545
Audit fees payable	19,016
Accrued printing and postage fees payable	3,962
Accrued custodian fees	2,569
Other payables and accrued expenses	1,179

TOTAL LIABILITIES	42,168

TOTAL NET ASSETS	$133,964,484

NET ASSETS CONSIST OF:

Capital stock	$125,767
Additional paid-in-capital	129,708,746
Total distributable earnings (loss)	4,129,971

TOTAL NET ASSETS	$133,964,484

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($1,960,331/184,185 shares)	$10.64

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($132,004,153/12,392,552 shares)	$10.65

The accompanying notes are an integral part of the financial statements.

9

New York Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2019 (unaudited)

INVESTMENT INCOME:

Interest	$1,437,694
Dividends	41,912

Total Investment Income	1,479,606

EXPENSES:

Management fees (Note 3)	337,441
Fund accounting and administration fees (Note 3)	40,017
Directors’ fees (Note 3)	6,163
Chief Compliance Officer service fees (Note 3)	2,027
Custodian fees	3,103
Miscellaneous	34,625

Total Expenses	423,376
Less reduction of expenses (Note 3)	(218,042)

Net Expenses	205,334

NET INVESTMENT INCOME	1,274,272

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	529,594
Net change in unrealized appreciation (depreciation) on investments	3,397,861

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	3,927,455

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,201,727

The accompanying notes are an integral part of the financial statements.

10

New York Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/19 (UNAUDITED)	FOR THE YEAR ENDED 12/31/18
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,274,272	$2,022,848
Net realized gain (loss) on investments	529,594	(191,635)
Net change in unrealized appreciation (depreciation) on investments	3,397,861	(1,261,106)

Net increase from operations	5,201,727	570,107

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class A	(63,217)	(2,011,419)
Class W	(1,051,031)	—

Total distributions to shareholders	(1,114,248)	(2,011,419)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(8,817,020)	(13,882,426)

Net decrease in net assets	(4,729,541)	(15,323,738)

NET ASSETS:

Beginning of period	138,694,025	154,017,763

End of period	$133,964,484	$138,694,025

The accompanying notes are an integral part of the financial statements.

11

New York Tax Exempt Series

Financial Highlights - Class A

	FOR THE SIX MONTHS ENDED 6/30/19 (UNAUDITED)		FOR THE YEAR ENDED
			12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$ 10.34		$10.43	$10.31	$10.50	$10.42	$10.40

Income (loss) from investment operations:
Net investment income[1]	0.08		0.14	0.12	0.10	0.08	0.07
Net realized and unrealized gain (loss) on investments	0.29		(0.08)	0.11	(0.18)	0.08	0.07

Total from investment operations	0.37		0.06	0.23	(0.08)	0.16	0.14

Less distributions to shareholders:
From net investment income	(0.07)		(0.15)	(0.11)	(0.11)	(0.08)	(0.07)
From net realized gain on investments	—		—	— [2]	— [2]	—	(0.05)

Total distributions to shareholders	(0.07)		(0.15)	(0.11)	(0.11)	(0.08)	(0.12)

Net asset value - End of period	$ 10.64		$10.34	$10.43	$10.31	$10.50	$10.42

Net assets - End of period (000’s omitted)	$ 1,960		$138,694	$154,018	$161,292	$174,603	$180,729

Total return[3]	3.62%		0.54%	2.27%	(0.79% )	1.54%	1.28%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.63%	[4]	0.62%	0.60%	0.60%	0.60%	0.58%
Net investment income	1.56%	[4]	1.39%	1.12%	0.93%	0.74%	0.68%
Portfolio turnover	14%		21%	9%	19%	35%	43%
1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

12

New York Tax Exempt Series

Financial Highlights - Class W

FOR THE PERIOD 3/1/19[1] TO 6/30/19 (UNAUDITED)
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.45

Income (loss) from investment operations:
Net investment income[2]	0.07
Net realized and unrealized gain on investments	0.22

Total from investment operations	0.29

Less distributions to shareholders:
From net investment income	(0.09)

Net asset value - End of period	$10.65

Net assets - End of period (000’s omitted)	$132,004

Total return[3]	2.76%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.13%
Net investment income[4]	2.07%
Portfolio turnover	14%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount[4]:

0.50%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

13

New York Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

New York Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class A and Class W). Class W shares were issued March 1, 2019. While each class of shares is substantially the same, each class has its own investment eligibility criteria and cost structure. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2019, 10 billion shares have been designated in total among 34 series, of which 100 million have been designated as New York Tax Exempt Series Class A common stock and 50 million have been designated as New York Tax Exempt Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

14

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$123,493,013	$—	$123,493,013	$—
U.S. Treasury and other U.S. Government agencies	5,521,568	—	5,521,568	—
Mutual fund	3,887,603	3,887,603	—	—

Total assets	$132,902,184	$3,887,603	$129,014,581	$—

There were no Level 3 securities held by the Series as of December 31, 2018 or June 30, 2019.

New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08, Receivables -Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance does not require an accounting change for securities held at a discount, which continue to be amortized to maturity. This guidance was adopted by the Series as of January 1, 2019 on a modified retrospective basis. The cost basis of the securities on January 1, 2019 has been decreased by $171. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total distributable earnings (loss) or the net asset value for any Class’s of the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purpose.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

15

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2019, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2015 through December 31, 2018. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated March 1, 2017 as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and

16

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Effective March 1, 2019, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the advisor that is separate from the fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the waived Class W management fees (collectively, “excluded expenses”), to 0.85% of the average daily net assets of the Class A shares and 0.35% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $218,042 in management fees for Class W for the six month period ended June 30, 2019. In addition, pursuant to the separate expense limitation agreement, the Advisor did not waive or reimburse expenses for Class A and Class W for the six months ended June 30, 2019. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2019, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2019, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $17,358,287 and $30,598,717, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $508,434 and $1,440, respectively.

5.	Capital Stock Transactions

Transactions in shares of Class A and Class W of New York Tax Exempt Series were:

CLASS A	FOR THE SIX MONTHS ENDED 6/30/19		FOR THE YEAR ENDED 12/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	58,421	$628,940	716,982	$7,402,714
Reinvested	5,906	61,817	183,590	1,887,800
Repurchased	(13,296,798)	(138,977,052)	(2,248,036)	(23,172,940)

Total	(13,232,471)	$(138,286,295)	(1,347,464)	$(13,882,426)

17

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS W	FOR THE PERIOD 3/01/19 (COMMENCEMENT OF OPERATIONS) TO 6/30/19
	SHARES	AMOUNT
Sold	13,011,603	$136,024,625
Reinvested	94,454	997,292
Repurchased	(713,505)	(7,552,642)

Total	12,392,552	$129,469,275

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2019 unless extended or renewed. During the six months ended June 30, 2019, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2019.

8.	Concentration of Credit

The Series primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of New York municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2018, were as follows:

Ordinary income	$45,982
Tax exempt income	$1,965,437

18

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information (continued)

At June 30, 2019, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$129,475,872
Unrealized appreciation	3,434,917
Unrealized depreciation	(8,605)

Net unrealized appreciation	$ 3,426,312

As of December 31, 2018, the Series had net short-term capital loss carryforwards of $77,048 and net long-term capital loss carryforwards of $118,146, which may be carried forward indefinitely.

10.	Subsequent Events

In preparing these financial statements, management of the Series has evaluated events and transactions for recognition or disclosure through the date the financial statements were available to be issued and the following item was noted:

In July 2019, significant redemptions occurred in the Series that were initiated by the Advisor on fiduciary accounts where the Advisor has sole investment discretion. These redemptions totaled approximately $40,992,000, which amounts to roughly 31% of net assets attributable to shareholders at June 30, 2019.

19

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20

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21

New York Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNNYT-6/19-SAR

www.manning-napier.com

 Manning & Napier Fund, Inc.

 Core Bond Series

Beginning on February 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Core Bond Series

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/19[1]	ENDING ACCOUNT VALUE 6/30/19	EXPENSES PAID DURING PERIOD 1/1/19-6/30/19[2]	ANNUALIZED EXPENSE RATIO
Class S

Actual	$1,000.00	$1,060.00	$3.52	0.69%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.46	0.69%

Class I

Actual	$1,000.00	$1,060.90	$2.30	0.45%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%

Class W

Actual	$1,000.00	$1,051.60	$0.17	0.05%

Hypothetical (5% return before expenses)	$1,000.00	$1,016.41	$0.17	0.05%

Class Z

Actual	$1,000.00	$1,051.00	$1.02	0.30%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.58	$1.00	0.30%

1

Core Bond Series

Shareholder Expense Example

(unaudited)

1Class W and Class Z inception date was March 1, 2019.

2Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (except for the Series’ Class W & Class Z Actual and Hypothetical return information, which reflects the 122 day period ended June 30, 2019 due to its inception date of March 1, 2019). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

2

Core Bond Series

Portfolio Composition as of June 30, 2019

(unaudited)

3

Core Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS - 22.3%

Non-Convertible Corporate Bonds - 22.3% Communication Services - 3.3%
Diversified Telecommunication Services - 2.4% AT&T, Inc., 4.25%, 3/1/2027	Baa2	$1,820,000	$1,950,647
Verizon Communications, Inc., 5.50%, 3/16/2047	Baa1	2,540,000	3,189,127

			5,139,774

Media - 0.9% Discovery Communications LLC, 5.20%, 9/20/2047	Baa3	1,870,000	1,976,471

Total Communication Services			7,116,245

Consumer Discretionary - 2.4%
Automobiles - 1.0%
General Motors Co.[2], (3 mo. LIBOR US + 0.900%), 3.353%, 9/10/2021	Baa3	1,320,000	1,316,071
General Motors Financial Co., Inc., 3.15%, 1/15/2020	Baa3	890,000	891,744

			2,207,815

Internet & Direct Marketing Retail - 1.4%

Booking Holdings, Inc., 3.60%, 6/1/2026	A3	2,790,000	2,941,969

Total Consumer Discretionary			5,149,784

Consumer Staples - 0.4%

Beverages - 0.4%
Constellation Brands, Inc., 3.875%, 11/15/2019	Baa3	960,000	964,417

Energy - 3.7%

Oil, Gas & Consumable Fuels - 3.7%
Energy Transfer Operating LP, 6.50%, 2/1/2042	Baa3	1,330,000	1,572,247
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	Baa2	1,620,000	2,077,105
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	Baa3	2,520,000	2,879,693
The Williams Companies, Inc., 3.75%, 6/15/2027	Baa3	1,495,000	1,543,534

Total Energy			8,072,579

Financials - 7.4%
Banks - 4.0% Bank of America Corp., 4.00%, 1/22/2025	Baa1	2,750,000	2,892,469
Citigroup, Inc., 8.125%, 7/15/2039	A3	960,000	1,535,631
Credit Suisse AG (Switzerland), 5.40%, 1/14/2020	Baa3	870,000	882,708
JPMorgan Chase & Co.[3], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	A2	1,320,000	1,402,885
Santander Holdings USA, Inc., 4.50%, 7/17/2025	Baa3	1,780,000	1,894,611

			8,608,304

Capital Markets - 1.7% The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	Baa2	920,000	975,547
Morgan Stanley[2], (3 mo. LIBOR US + 1.220%), 3.78%, 5/8/2024	A3	2,670,000	2,707,393

			3,682,940

The accompanying notes are an integral part of the financial statements.

4

Core Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 0.9%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	Baa3	$1,810,000	$1,908,578

Insurance - 0.8%
Prudential Financial, Inc.[3], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	Baa1	1,710,000	1,810,018

Total Financials			16,009,840

Health Care - 2.5%
Health Care Providers & Services - 2.5%
Fresenius Medical Care US Finance II, Inc. (Germany)[4], 5.625%, 7/31/2019	Baa3	1,760,000	1,763,289
Fresenius Medical Care US Finance II, Inc. (Germany)[4], 4.125%, 10/15/2020	Baa3	2,000,000	2,027,600
HCA, Inc., 4.125%, 6/15/2029	Baa3	1,540,000	1,583,089

Total Health Care			5,373,978

Industrials - 1.6%
Industrial Conglomerates - 0.7%
General Electric Co.[3,5], (3 mo. LIBOR US + 3.330%), 5.00%	Baa3	1,590,000	1,533,491

Machinery - 0.9%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	Baa3	1,820,000	1,820,421

Total Industrials			3,353,912

Materials - 0.8%
Metals & Mining - 0.8%
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	Baa2	1,740,000	1,777,012

Real Estate - 0.2%
Equity Real Estate Investment Trusts (REITS) - 0.2%
GTP Acquisition Partners I LLC[4], 2.35%, 6/15/2020	Aaa	450,000	448,522

TOTAL CORPORATE BONDS (Identified Cost $46,305,798)			48,266,289

ASSET-BACKED SECURITIES - 7.9%

BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	Aaa	140,636	140,324
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A4, 2.00%, 12/10/2023	WR6	11,002	10,984
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A4, 3.561%, 7/15/2030	WR6	335,199	337,292
CCG Receivables Trust, Series 2019-1, Class A2[4], 2.80%, 9/14/2026	AAA[7]	1,940,000	1,952,489
Chesapeake Funding II LLC, Series 2017-2A, Class A1 (Canada)[4], 1.99%, 5/15/2029	Aaa	768,378	766,525

The accompanying notes are an integral part of the financial statements.

5

Core Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Chesapeake Funding II LLC, Series 2017-4A, Class A1 (Canada)[4], 2.12%, 11/15/2029	Aaa	$305,221	$304,316
CNH Equipment Trust, Series 2019-A, Class A1, 2.753%, 2/28/2020	Aaa	544,006	544,036
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A4, 2.56%, 10/15/2025	AAA[7]	197,419	197,420
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A4, 3.01%, 2/16/2027	Aaa	900,000	905,028
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[4], 1.74%, 2/22/2022	AAA[7]	27,360	27,331
Invitation Homes Trust, Series 2017-SFR2, Class A2,4, (1 mo. LIBOR US + 0.850%), 3.244%, 12/17/2036	Aaa	147,717	146,732
Invitation Homes Trust, Series 2017-SFR2, Class B2,4, (1 mo. LIBOR US + 1.150%), 3.544%, 12/17/2036	Aa2	115,000	114,883
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1[4], 2.82%, 2/15/2068	AAA[7]	990,000	996,018
Navient Student Loan Trust, Series 2019-2A, Class A2[2,4], (1 mo. LIBOR US + 1.000%), 3.404%, 2/27/2068	Aaa	1,820,000	1,822,691
Oxford Finance Funding LLC, Series 2019-1A, Class A2[4], 4.459%, 2/15/2027	WR6	900,000	924,169
Progress Residential Trust, Series 2017-SFR2, Class A4, 2.897%, 12/17/2034	Aaa	400,000	402,597
Progress Residential Trust, Series 2019-SFR2, Class A4, 3.147%, 5/17/2036	Aaa	910,000	925,978
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	Aaa	1,209,779	1,245,509
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[4], 2.14%, 9/25/2026	AA7	21,575	21,561
SoFi Consumer Loan Program Trust, Series 2019-2, Class A4, 3.01%, 4/25/2028	AAA[7]	720,219	724,866
SoFi Consumer Loan Program Trust, Series 2019-3, Class A4, 2.90%, 5/25/2028	AAA[7]	1,010,000	1,015,229
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B4, 2.49%, 1/25/2036	Aaa	886,732	888,495
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A4, 1.55%, 3/26/2040	Aaa	19,096	19,056
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A4, 1.75%, 7/25/2040	AAA[7]	88,083	87,816
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX4, 2.05%, 1/25/2041	Aaa	67,428	67,285
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX4, 2.84%, 1/25/2041	Aaa	150,000	151,597
SoFi Professional Loan Program LLC, Series 2018-C, Class A1FX4, 3.08%, 1/25/2048	Aaa	453,168	456,671
Tax Ease Funding LLC, Series 2016-1A, Class A4, 3.131%, 6/15/2028	WR6	87,030	86,849
Towd Point Mortgage Trust, Series 2017-1, Class A1[4,8], 2.75%, 10/25/2056	Aaa	423,095	424,772

The accompanying notes are an integral part of the financial statements.

6

Core Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Towd Point Mortgage Trust, Series 2019-HY1, Class A1[2,4], (1 mo. LIBOR US + 1.000%), 3.404%, 10/25/2048	Aaa	$402,353	$403,929
Tricon American Homes Trust, Series 2016-SFR1, Class A4, 2.589%, 11/17/2033	Aaa	491,273	490,738
Tricon American Homes Trust, Series 2017-SFR2, Class A4, 2.928%, 1/17/2036	Aaa	498,746	505,456

TOTAL ASSET-BACKED SECURITIES (Identified Cost $16,961,109)			17,108,642

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.2%

Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	AA7	19,306	19,513
BWAY Mortgage Trust, Series 2015-1740, Class A4, 2.917%, 1/10/2035	AAA[7]	400,000	407,585
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A4, 3.531%, 10/15/2034	Aaa	570,000	590,978
CIM Trust, Series 2019-INV1, Class A1[4,8], 4.00%, 2/25/2049	Aaa	332,266	340,221
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A4, 3.178%, 2/10/2035	WR6	400,000	415,609
Credit Suisse Mortgage Capital Trust, Series 2013-6, Class 2A1[4,8], 3.50%, 8/25/2043	AAA[7]	769,338	778,980
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[4,8], 2.50%, 5/25/2043	AAA[7]	239,976	235,537
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,8], 2.13%, 2/25/2043	AAA[7]	167,418	165,028
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	Aaa	650,313	675,059
Fannie Mae-Aces, Series 2017-M15, Class A1[8], 3.058%, 9/25/2027	WR6	989,198	1,026,685
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	WR6	37,834	37,733
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[8], 1.323%, 4/25/2021	Aaa	6,905,459	123,461
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[8], 1.638%, 10/25/2021	Aaa	1,029,367	30,567
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[8], 1.568%, 6/25/2022	Aaa	8,921,649	326,611
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[8], 0.303%, 4/25/2023	Aaa	13,322,583	90,217
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[8], 0.214%, 5/25/2023	Aaa	7,812,204	32,992
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	Aaa	763,230	791,688
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	Aaa	727,148	759,924
FREMF Mortgage Trust, Series 2011-K15, Class B4,8, 5.116%, 8/25/2044	WR6	170,000	178,154
FREMF Mortgage Trust, Series 2012-K711, Class B4,8, 3.576%, 8/25/2045	WR6	450,000	449,141
FREMF Mortgage Trust, Series 2013-K712, Class B4,8, 3.454%, 5/25/2045	AA7	360,000	360,129

The accompanying notes are an integral part of the financial statements.

7

Core Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust, Series 2014-K715, Class B4,8, 4.112%, 2/25/2046	A1	$465,000	$474,804
FREMF Mortgage Trust, Series 2015-K42, Class B4,8, 3.983%, 12/25/2024	A3	380,000	395,597
FREMF Mortgage Trust, Series 2015-K43, Class B4,8, 3.862%, 2/25/2048	WR6	400,000	413,192
FREMF Mortgage Trust, Series 2015-K720, Class B4,8, 3.506%, 7/25/2022	Baa1	340,000	347,394
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	Aaa	465,937	462,401
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[4], 4.07%, 11/15/2043	AAA[7]	171,664	174,044
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,8], 3.00%, 3/25/2043	WR6	118,098	118,153
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,8], 3.50%, 5/25/2043	AAA[7]	130,995	132,871
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,8], 3.00%, 6/25/2029	AAA[7]	155,831	157,734
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[4,8], 3.50%, 8/25/2047	Aaa	735,211	746,010
JP Morgan Mortgage Trust, Series 2017-6, Class A3[4,8], 3.50%, 12/25/2048	Aaa	299,362	303,261
JP Morgan Mortgage Trust, Series 2017-6, Class A5[4,8], 3.50%, 12/25/2048	Aaa	491,491	498,710
New Residential Mortgage Loan Trust, Series 2014-1A, Class A4,8, 3.75%, 1/25/2054	AAA[7]	267,189	276,816
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,8], 3.75%, 11/25/2054	AA7	118,411	122,255
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[4,8], 3.75%, 8/25/2055	Aaa	259,530	268,505
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[4,8], 3.75%, 11/25/2056	AAA[7]	219,575	226,701
OBP Depositor LLC Trust, Series 2010-OBP, Class A4, 4.646%, 7/15/2045	AAA[7]	100,000	101,114
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	Aaa	425,426	434,575
Sequoia Mortgage Trust, Series 2012-3, Class A1[8], 3.50%, 7/25/2042	Aaa	346,872	351,180
Sequoia Mortgage Trust, Series 2013-7, Class A2[8], 3.00%, 6/25/2043	AAA[7]	137,374	137,081
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043	Aaa	188,922	189,233
Sequoia Mortgage Trust, Series 2016-3, Class A10[4,8], 3.50%, 11/25/2046	Aaa	998,277	1,014,836
Starwood Retail Property Trust, Series 2014-STAR, Class A2,4, (1 mo. LIBOR US + 1.220%), 3.614%, 11/15/2027	AAA[7]	366,836	365,838
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A4,8, 2.86%, 12/25/2035	WR6	1,040,000	1,042,287

The accompanying notes are an integral part of the financial statements.

8

Core Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Towd Point Mortgage Trust, Series 2016-5, Class A1[4,8], 2.50%, 10/25/2056	Aaa	$488,353	$487,415
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	Aaa	800,000	823,488
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028	AA7	245,000	248,601
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A2,4, (1 mo. LIBOR US + 1.050%), 3.444%, 12/15/2033	AAA[7]	415,000	412,593
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043	Aaa	275,000	279,521
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,8], 4.869%, 2/15/2044	Aaa	766,722	790,045
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[4,8], 3.50%, 1/20/2045	WR6	136,160	137,487
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[4,8], 3.50%, 3/20/2045	Aaa	110,090	110,633

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $19,411,580)			19,880,187

FOREIGN GOVERNMENT BONDS - 1.4%

Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020	Aa2	2,000,000	2,009,362
The Korea Development Bank (South Korea), 1.375%, 9/12/2019	Aa2	1,000,000	998,410

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $2,997,803)			3,007,772

U.S. TREASURY SECURITIES - 38.2%

U.S. Treasury Bonds - 13.1%
U.S. Treasury Bond, 6.25%, 5/15/2030		4,625,000	6,525,225
U.S. Treasury Bond, 4.75%, 2/15/2037		4,565,000	6,251,197
U.S. Treasury Bond, 2.50%, 2/15/2045		7,267,000	7,239,465
U.S. Treasury Bond, 3.00%, 5/15/2047		5,687,000	6,228,376
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042		1,962,181	1,969,443

Total U.S. Treasury Bonds (Identified Cost $26,429,886)			28,213,706

U.S. Treasury Notes - 25.1%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020		5,464,603	5,407,276
U.S. Treasury Note, 1.75%, 5/15/2023		2,140,000	2,141,170
U.S. Treasury Note, 2.125%, 5/15/2025		8,478,000	8,621,066
U.S. Treasury Note, 1.625%, 5/15/2026		8,755,000	8,616,835
U.S. Treasury Note, 2.375%, 5/15/2027		8,380,000	8,663,807
U.S. Treasury Note, 2.75%, 2/15/2028		8,143,000	8,658,299

The accompanying notes are an integral part of the financial statements.

9

Core Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	PRINCIPAL AMOUNT	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 2.625%, 2/15/2029	$11,525,000	$12,153,473

Total U.S. Treasury Notes (Identified Cost $52,513,788)		54,261,926

TOTAL U.S. TREASURY SECURITIES (Identified Cost $78,943,674)		82,475,632

U.S. GOVERNMENT AGENCIES - 18.4%

Mortgage-Backed Securities - 18.4%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	48,511	49,288
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	1,822	1,840
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	6,508	6,664
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	33,778	34,319
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	7,503	7,684
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	59,538	60,431
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	7,236	7,590
Fannie Mae, Pool #MA3463, 4.00%, 9/1/2033	731,123	764,630
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	77,078	81,876
Fannie Mae, Pool #828377, 5.50%, 6/1/2035	296,153	328,966
Fannie Mae, Pool #MA2587, 3.50%, 4/1/2036	605,585	624,741
Fannie Mae, Pool #889494, 5.50%, 1/1/2037	285,680	316,495
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	41,643	45,372
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	120,464	136,617
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	41,929	46,383
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	109,840	115,843
Fannie Mae, Pool #AH3858, 4.50%, 8/1/2041	457,252	491,110
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	151,730	160,002
Fannie Mae, Pool #AS3622, 3.50%, 10/1/2044	2,248,768	2,333,070
Fannie Mae, Pool #AX1685, 3.50%, 11/1/2044	1,158,314	1,206,183
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	309,748	329,714
Fannie Mae, Pool #AY8604, 3.50%, 4/1/2045	251,824	259,730
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	805,151	840,159
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	129,916	133,933
Fannie Mae, Pool #BC8677, 4.00%, 5/1/2046	118,369	123,806
Fannie Mae, Pool #MA2670, 3.00%, 7/1/2046	353,591	358,299
Fannie Mae, Pool #BD2179, 4.00%, 7/1/2046	285,029	298,122
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	1,005,155	1,018,487
Fannie Mae, Pool #BD1191, 3.50%, 1/1/2047	501,935	516,907
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	232,591	244,997
Fannie Mae, Pool #CA1922, 5.00%, 6/1/2048	863,253	917,054
Fannie Mae, Pool #CA2056, 4.50%, 7/1/2048	533,567	561,050
Fannie Mae, Pool #BK9366, 4.50%, 8/1/2048	337,107	352,899
Fannie Mae, Pool #BK9598, 4.50%, 8/1/2048	394,958	414,619

The accompanying notes are an integral part of the financial statements.

10

Core Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	PRINCIPAL AMOUNT	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #CA2219, 5.00%, 8/1/2048	$1,305,937	$1,387,330
Fannie Mae, Pool #CA2373, 5.00%, 9/1/2048	761,769	809,248
Fannie Mae, Pool #BM5859, 4.00%, 10/1/2048	971,090	1,008,000
Fannie Mae, Pool #MA3521, 4.00%, 11/1/2048	3,821,886	3,950,838
Fannie Mae, Pool #BN0622, 4.50%, 1/1/2049	720,380	755,800
Fannie Mae, Pool #AL8674, 5.65%, 1/1/2049	569,905	637,596
Fannie Mae, Pool #FM1158, 3.50%, 7/1/2049	1,141,000	1,181,292
Fannie Mae, Pool #MA3692, 3.50%, 7/1/2049	1,875,000	1,919,503
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	2,276	2,280
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	9,001	9,229
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	6,195	6,385
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	5,178	5,374
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	8,813	9,125
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	116,178	123,757
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	104,223	111,024
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	119,961	127,671
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	128,040	136,395
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035	636,010	660,069
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	87,879	97,604
Freddie Mac, Pool #G08268, 5.00%, 5/1/2038	696,978	757,159
Freddie Mac, Pool #G05275, 5.50%, 2/1/2039	244,722	266,311
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	39,237	43,797
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	299,839	322,248
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	834,622	897,009
Freddie Mac, Pool #G60513, 5.00%, 7/1/2041	709,251	770,477
Freddie Mac, Pool #G60071, 4.50%, 7/1/2042	312,861	336,221
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	205,150	213,121
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	364,853	379,964
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	794,950	831,846
Freddie Mac, Pool #Q37857, 4.00%, 12/1/2045	681,462	713,223
Freddie Mac, Pool #G60855, 4.50%, 12/1/2045	300,995	320,414
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	789,091	826,524
Freddie Mac, Pool #Q47544, 4.00%, 3/1/2047	952,740	1,004,097
Freddie Mac, Pool #Q47130, 4.50%, 4/1/2047	370,768	390,624
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	351,626	371,817
Freddie Mac, Pool #Q57173, 4.50%, 7/1/2048	863,184	904,955
Freddie Mac, Pool #Q59744, 4.50%, 11/1/2048	1,072,956	1,127,825
Freddie Mac, Pool #Q59805, 4.50%, 11/1/2048	620,599	651,143
Freddie Mac, Pool #G61887, 5.00%, 2/1/2049	1,341,032	1,422,226
Freddie Mac, Pool #QA0192, 3.50%, 6/1/2049	1,000,000	1,023,736

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $39,365,726)		39,702,137

The accompanying notes are an integral part of the financial statements.

11

Core Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT SECURITIES - 1.6%

U.S. Treasury Bill - 1.6%
U.S. Treasury Bill[9], 2.36%, 9/19/2019 (Identified Cost $3,397,227)	$3,415,000	$3,399,233

SHORT-TERM INVESTMENT - 3.0%
Dreyfus Government Cash Management, Institutional Shares, 2.25%[10], (Identified Cost $6,427,824)	6,427,824	6,427,824

TOTAL INVESTMENTS - 102.0% (Identified Cost $213,810,741)		220,267,716

LIABILITIES, LESS OTHER ASSETS - (2.0%)		(4,322,250)

NET ASSETS - 100%		$215,945,466

IO - Interest only

1Credit ratings from Moody’s (unaudited).

2Floating rate security. Rate shown is the rate in effect as of June 30, 2019.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2019.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $33,043,210, or 15.3% of the Series’ net assets as of June 30, 2019 (see Note 2 to the financial statements).

5Security is perpetual in nature and has no stated maturity date.

6Credit rating has been withdrawn. As of June 30, 2019, there is no rating available (unaudited).

7Credit ratings from S&P (unaudited).

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2019.

9Represents the annualized yield at time of purchase.

10Rate shown is the current yield as of June 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

12

Core Bond Series

Statement of Assets and Liabilities

June 30, 2019 (unaudited)

ASSETS:

Investments, at value (identified cost $213,810,741) (Note 2)	$220,267,716
Receivable from Advisor (Note 3)	5,776
Interest receivable	1,374,199
Receivable for fund shares sold	46,235
Prepaid and other expenses	19,231

TOTAL ASSETS	221,713,157

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	16,570
Accrued Chief Compliance Officer service fees (Note 3)	546
Accrued sub-transfer agent fees (Note 3)	399
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	308
Payable for securities purchased	5,723,606
Other payables and accrued expenses	26,262

TOTAL LIABILITIES	5,767,691

TOTAL NET ASSETS	$215,945,466

NET ASSETS CONSIST OF:

Capital stock	$201,822
Additional paid-in-capital	211,545,192
Total distributable earnings (loss)	4,198,452

TOTAL NET ASSETS	$215,945,466

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($1,504,751/138,614 shares)	$10.86

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($4,217,290/421,794 shares)	$10.00

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($182,170,762/16,818,769 shares)	$10.83

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($28,052,663/2,802,978 shares)	$10.01

The accompanying notes are an integral part of the financial statements.

13

Core Bond Series

Statement of Operations

For the Six Months Ended June 30, 2019 (unaudited)

INVESTMENT INCOME:

Interest	$2,908,607
Dividends	30,987

Total Investment Income	2,939,594

EXPENSES:

Management fees (Note 3)	277,540
Fund accounting and administration fees (Note 3)	49,948
Shareholder services fees (Class S) (Note 3)	41,112
Directors’ fees (Note 3)	7,915
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	5,756
Chief Compliance Officer service fees (Note 3)	2,027
Sub-transfer agent fees (Note 3)	847
Custodian fees	7,222
Miscellaneous	56,835

Total Expenses	449,202
Less reduction of expenses (Note 3)	(205,110)

Net Expenses	244,092

NET INVESTMENT INCOME	2,695,502

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	391,574
Net change in unrealized appreciation (depreciation) on investments	8,583,261

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	8,974,835

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,670,337

The accompanying notes are an integral part of the financial statements.

14

Core Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/19 (UNAUDITED)	FOR THE YEAR ENDED 12/31/18
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,695,502	$4,454,362
Net realized gain (loss) on investments	391,574	(3,218,080)
Net change in unrealized appreciation (depreciation) on investments	8,583,261	(2,665,981)

Net increase (decrease) from operations	11,670,337	(1,429,699)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(69,732)	(2,424,102)
Class I	(87,691)	(2,078,920)
Class W	(1,531,742)	—
Class Z	(255,690)	—

Total distributions to shareholders	(1,944,855)	(4,503,022)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	28,145,353	(11,536,671)

Net increase (decrease) in net assets	37,870,835	(17,469,392)

NET ASSETS:

Beginning of period	178,074,631	195,544,023

End of period	$215,945,466	$178,074,631

The accompanying notes are an integral part of the financial statements.

15

Core Bond Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED 6/30/19 (UNAUDITED)		FOR THE YEAR ENDED
			12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$10.30		$10.62	$10.52	$10.48	$10.69	$10.74

Income (loss) from investment operations:

Net investment income[1]	0.12		0.24	0.20	0.17	0.22	0.31

Net realized and unrealized gain (loss) on investments	0.50		(0.32)	0.10	0.10	(0.17)	0.08

Total from investment operations	0.62		(0.08)	0.30	0.27	0.05	0.39

Less distributions to shareholders:

From net investment income	(0.06)		(0.24)	(0.19)	(0.17)	(0.20)	(0.32)

From net realized gain on investments	—		—	(0.01)	(0.06)	(0.06)	(0.12)

Total distributions to shareholders	(0.06)		(0.24)	(0.20)	(0.23)	(0.26)	(0.44)

Net asset value - End of period	$10.86		$10.30	$10.62	$10.52	$10.48	$10.69

Net assets - End of period (000’s omitted)	$1,505		$101,314	$119,137	$117,559	$147,074	$153,018

Total return[2]	6.00%		(0.75% )	2.91%	2.53%	0.44%	3.62%

Ratios (to average net assets)/Supplemental Data:

Expenses**	0.69%	[3]	0.70%	0.70%	0.70%	0.69%	0.70%

Net investment income	2.29%	[3]	2.35%	1.86%	1.61%	2.09%	2.86%

Portfolio turnover	28%		78%	48%	75%	88%	57%

*Effective August 3, 2015, the shares of the Series have been designated as Class S.

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.07%	[3]	0.08%	0.07%	0.06%	0.03%	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

16

Core Bond Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/19 (UNAUDITED)		FOR THE YEAR ENDED			FOR THE PERIOD 8/3/15[1] TO 12/31/15
			12/31/18	12/31/17	12/31/16
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$9.52		$9.84	$9.77	$9.75	$10.00

Income (loss) from investment operations:

Net investment income[2]	0.12		0.25	0.21	0.18	0.08

Net realized and unrealized gain (loss) on investments	0.46		(0.31)	0.09	0.10	(0.13)

Total from investment operations	0.58		(0.06)	0.30	0.28	(0.05)

Less distributions to shareholders:

From net investment income	(0.10)		(0.26)	(0.22)	(0.20)	(0.14)

From net realized gain on investments	—		—	(0.01)	(0.06)	(0.06)

Total distributions to shareholders	(0.10)		(0.26)	(0.23)	(0.26)	(0.20)

Net asset value - End of period	$10.00		$9.52	$9.84	$9.77	$9.75

Net assets - End of period (000’s omitted)	$4,217		$76,761	$76,407	$64,763	$79,303

Total return[3]	6.09%		(0.53% )	3.10%	2.80%	(0.51%)

Ratios (to average net assets)/Supplemental Data:

Expenses*	0.45%	[4]	0.45%	0.45%	0.45%	0.46% [4]

Net investment income	2.58%	[4]	2.60%	2.12%	1.86%	2.03% [4]

Portfolio turnover	28%		78%	48%	75%	88%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount:
	0.07%	[4]	0.08%	0.07%	0.06%	0.06%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

17

Core Bond Series

Financial Highlights - Class W

FOR THE PERIOD 3/1/19[1] TO 6/30/19 (UNAUDITED)
Per share data (for a share outstanding throughout the period):

Net asset value - Beginning of period	$10.40

Income (loss) from investment operations:

Net investment income[2]	0.11

Net realized and unrealized gain on investments	0.42

Total from investment operations	0.53

Less distributions to shareholders:
From net investment income	(0.10)

Net asset value - End of period	$10.83

Net assets - End of period (000’s omitted)	$182,171

Total return[3]	5.16%

Ratios (to average net assets)/Supplemental Data:

Expenses*[4]	0.05%

Net investment income[4]	3.18%

Portfolio turnover	28%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount[4]:

0.33%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

18

Core Bond Series

Financial Highlights - Class Z

FOR THE PERIOD 3/1/19[1] TO 6/30/19 (UNAUDITED)
Per share data (for a share outstanding throughout the period):

Net asset value - Beginning of period	$9.62

Income (loss) from investment operations:

Net investment income[2]	0.10

Net realized and unrealized gain on investments	0.39

Total from investment operations	0.49

Less distributions to shareholders:
From net investment income	(0.10)

Net asset value - End of period	$10.01

Net assets - End of period (000’s omitted)	$28,053

Total return[3]	5.10%

Ratios (to average net assets)/Supplemental Data:

Expenses*[4]	0.30%

Net investment income[4]	2.92%

Portfolio turnover	28%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount[4]:

0.08%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

19

Core Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Core Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue four classes of shares (Class S, I, W and Z). Class W and Z shares were issued on March 1, 2019. Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2019, 10 billion shares have been designated in total among 34 series, of which 100 million have been designated as Core Bond Series Class I common stock, 125 million have been designated as Core Bond Series Class S common stock, 150 million have been designated as Core Bond Series Class W common stock, and 150 million have been designated as Core Bond Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level

20

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S.
Government agencies	$125,577,002	$—	$125,577,002	$—
Corporate debt:
Communication Services	7,116,245	—	7,116,245	—
Consumer Discretionary	5,149,784	—	5,149,784	—
Consumer Staples	964,417	—	964,417	—
Energy	8,072,579	—	8,072,579	—
Financials	16,009,840	—	16,009,840	—
Health Care	5,373,978	—	5,373,978	—
Industrials	3,353,912	—	3,353,912	—
Materials	1,777,012	—	1,777,012	—
Real Estate	448,522	—	448,522	—
Asset-backed securities	17,108,642	—	17,108,642	—
Commercial mortgage-backed securities	19,880,187	—	19,880,187	—
Foreign government bonds	3,007,772	—	3,007,772	—
Mutual fund	6,427,824	6,427,824	—	—

Total assets	$220,267,716	$6,427,824	$213,839,892	$—

There were no Level 3 securities held by the Series as of December 31, 2018 or June 30, 2019.

New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium

21

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

New Accounting Pronouncements (continued)

amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance does not require an accounting change for securities held at a discount, which continue to be amortized to maturity. This guidance was adopted by the Series as of January 1, 2019 on a modified retrospective basis. The cost basis of the securities on January 1, 2019 has been decreased by $32,356. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total distributable earnings (loss) or the net asset value for any Class’s of the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those

22

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Mortgage-Backed Securities (continued)

mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2019.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2019.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

23

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2019.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2019, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2015 through December 31, 2018. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Series’ average daily net assets. Prior to March 1, 2019, the management fee for the Series was 0.40% of the Series’ average daily net assets.

24

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

Prior to March 1, 2019, the Class S shares of the Series were subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee was intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, the Class S shares of the Series paid a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund had a Shareholder Services Agreement with the Advisor, for which the Advisor received the shareholder services fee as stated above.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Effective March 1, 2019, the Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated March 1, 2017, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Effective March 1, 2019, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the advisor that is separate from the fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.45% of the average daily net assets of the Class S and Class I shares, 0.05% of the average daily net assets of the Class W shares, and 0.30% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating

25

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $131,329 in management fees for Class W for the six month period ended June 30, 2019. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $13,962, $10,534, $42,606 and $6,679 for Class S, Class I, Class W and Class Z, respectively, for the six month period ended June 30, 2019. These amounts are included as a reduction of expenses on the Statement of Operations. At June 30, 2019, the Advisor is eligible to recoup $49,285. For the six month period ended June 30, 2019, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2019, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $20,000,177 and $16,926,088, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $51,405,415 and $32,625,714, respectively.

5.	Capital Stock Transactions

Transactions in shares of Class S, Class I, Class W and Class Z of Core Bond Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/19		FOR THE YEAR ENDED 12/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	14,068	$147,545	755,405	$7,789,737
Reinvested	6,635	69,536	233,967	2,406,471
Repurchased	(9,721,120)	(101,392,660)	(2,366,041)	(24,491,257)

Total	(9,700,417)	$(101,175,579)	(1,376,669)	$(14,295,049)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/19		FOR THE YEAR ENDED 12/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	614,612	$5,949,543	2,833,088	$27,002,772
Reinvested	8,260	80,311	149,244	1,419,524
Repurchased	(8,264,585)	(79,602,785)	(2,682,885)	(25,663,918)

Total	(7,641,713)	$(73,572,931)	299,447	$2,758,378

CLASS W	FOR THE PERIOD 3/1/19 (COMMENCEMENT OF OPERATIONS) TO 6/30/19
	SHARES	AMOUNT
Sold	17,370,471	$181,699,111
Reinvested	136,510	1,455,942
Repurchased	(688,212)	(7,341,116)

Total	16,818,769	$175,813,937

26

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS Z	FOR THE PERIOD 3/1/19 (COMMENCEMENT OF OPERATIONS) TO 6/30/19
	SHARES	AMOUNT
Sold	2,891,841	$27,952,477
Reinvested	5,315	52,221
Repurchased	(94,178)	(924,772)

Total	2,802,978	$27,079,926

At June 30, 2019, the Income Series, another series of the Fund, owned 10.5% of the Series. Approximately 85% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2019 unless extended or renewed. During the six months ended June 30, 2019, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2019.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

27

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2018 were as follows:

Ordinary income	$4,476,238
Long-term capital gains	$ 26,784

At June 30, 2019, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$213,873,007
Unrealized appreciation	6,599,028
Unrealized depreciation	(204,319)

Net unrealized appreciation	$ 6,394,709

As of December 31, 2018, the Series had net short-term capital loss carryforwards of $2,136,551 and net long-term capital loss carryforwards of $1,176,234, which may be carried forward indefinitely.

28

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29

Core Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCOB-6/19-SAR

www.manning-napier.com

 Manning & Napier Fund, Inc.

 Unconstrained Bond Series

Beginning on February 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Unconstrained Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/19[1]	ENDING ACCOUNT VALUE 6/30/19	EXPENSES PAID DURING PERIOD 1/1/19-6/30/19[2]	ANNUALIZED EXPENSE RATIO
Class S

Actual	$1,000.00	$1,030.00	$3.76	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.09	$3.74	0.75%

Class I

Actual	$1,000.00	$1,031.30	$2.42	0.48%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%

Class W

Actual	$1,000.00	$1,017.00	$0.17	0.05%

Hypothetical (5% return before expenses)	$1,000.00	$1,016.41	$0.17	0.05%

1 Class W inception date was March 1, 2019.

2Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (except for the Series’ Class W Actual and Hypothetical return information, which reflects the 122 day period ended June 30, 2019 due to its inception date of March 1, 2019). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Unconstrained Bond Series

Portfolio Composition as of June 30, 2019

(unaudited)

Unconstrained Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS - 42.1%

Non-Convertible Corporate Bonds - 42.1%
Communication Services - 7.0%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.[3], (3 mo. LIBOR US + 0.930%), 3.26%, 6/30/2020	Baa2	8,000,000	$8,056,004
AT&T, Inc., 2.45%, 6/30/2020	Baa2	2,000,000	1,999,140
AT&T, Inc.[4], 4.25%, 3/1/2027	Baa2	9,000,000	9,646,057
Verizon Communications, Inc., 4.125%, 3/16/2027	Baa1	9,000,000	9,788,272

			29,489,473

Interactive Media & Services - 0.7%
Baidu, Inc. (China), 3.00%, 6/30/2020	A3	2,400,000	2,410,013
Tencent Holdings Ltd. (China)[5], 2.875%, 2/11/2020	A1	3,873,000	3,881,325

			6,291,338

Media - 2.2%
Cablevision Systems Corp., 8.00%, 4/15/2020	B3	5,887,000	6,080,270
Charter Communications Operating LLC - Charter Communications Operating Capital Corp., 3.579%, 7/23/2020	Ba1	5,084,000	5,129,577
Discovery Communications LLC, 3.95%, 3/20/2028	Baa3	9,000,000	9,265,081

			20,474,928

Wireless Telecommunication Services - 0.9%
Sprint Communications, Inc.[5], 7.00%, 3/1/2020	B1	8,238,000	8,443,950

Total Communication Services			64,699,689

Consumer Discretionary - 4.7%
Automobiles - 2.3%
Ford Motor Credit Co. LLC[3], (3 mo. LIBOR US + 0.930%), 3.495%, 11/4/2019	Baa3	9,000,000	9,011,609
General Motors Co.[3], (3 mo. LIBOR US + 0.900%), 3.353%, 9/10/2021	Baa3	7,500,000	7,477,675
General Motors Financial Co., Inc., 3.15%, 1/15/2020	Baa3	5,000,000	5,009,800

			21,499,084

Household Durables - 1.4%
Ashton Woods USA LLC - Ashton Woods Finance Co.[5], 6.75%, 8/1/2025	Caa1	2,250,000	2,171,250
Lennar Corp., 4.50%, 11/15/2019	Ba1	700,000	702,625
LGI Homes, Inc.[5], 6.875%, 7/15/2026	B1	2,185,000	2,234,163
Meritage Homes Corp., 7.15%, 4/15/2020	Ba2	4,000,000	4,120,000
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	B3	1,470,000	1,451,625
William Lyon Homes, Inc.,[5], 6.625%, 7/15/2027	B2	2,000,000	1,995,000

			12,674,663

Internet & Direct Marketing Retail - 0.8%
Booking Holdings, Inc., 3.60%, 6/1/2026	A3	7,450,000	7,855,796

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail - 0.2%
Staples, Inc.[5], 7.50%, 4/15/2026	B1	1,430,000	$1,421,577

Total Consumer Discretionary			43,451,120

Consumer Staples - 1.3%
Beverages - 0.0%##
Constellation Brands, Inc., 3.875%, 11/15/2019	Baa3	545,000	547,508

Food Products - 1.3%
The J.M. Smucker Co., 2.20%, 12/6/2019	Baa2	4,800,000	4,792,758
Kraft Heinz Foods Co., 2.80%, 7/2/2020	Baa3	7,040,000	7,047,822

			11,840,580

Total Consumer Staples			12,388,088

Energy - 8.4%
Energy Equipment & Services - 0.5%
Nabors Industries, Inc., 5.50%, 1/15/2023	B1	835,000	780,725
Plains All American Pipeline LP - PAA Finance Corp., 2.60%, 12/15/2019	Ba1	2,752,000	2,749,676
Plains All American Pipeline LP - PAA Finance Corp., 5.75%, 1/15/2020	Ba1	388,000	393,576
Shelf Drilling Holdings Ltd. (United Arab Emirates)[5], 8.25%, 2/15/2025	B3	1,335,000	1,232,205

			5,156,182

Oil, Gas & Consumable Fuels - 7.9%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[5], 5.75%, 1/15/2028	Ba3	1,440,000	1,425,600
Bruin E&P Partners, LLC[5], 8.875%, 8/1/2023	B3	950,000	798,000
DCP Midstream Operating LP5, 5.35%, 3/15/2020	Ba2	698,000	707,598
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	WR6	4,340,000	4,166,400
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR6	4,223,000	4,349,690
Genesis Energy LP - Genesis Energy Finance Corp., 5.625%, 6/15/2024	B1	1,050,000	1,010,625
Jonah Energy LLC - Jonah Energy Finance Corp.[5], 7.25%, 10/15/2025	Caa2	2,095,000	1,000,363
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	Baa2	3,677,000	3,770,552
Kinder Morgan Energy Partners LP, 6.50%, 4/1/2020	Baa2	5,223,000	5,374,244
Kinder Morgan, Inc., 3.05%, 12/1/2019	Baa2	1,000,000	1,001,802
Lonestar Resources America, Inc.[5], 11.25%, 1/1/2023	Caa2	875,000	831,250
Moss Creek Resources Holdings, Inc.[5], 10.50%, 5/15/2027	B3	1,500,000	1,421,250
NuStar Logistics LP, 6.75%, 2/1/2021	Ba2	910,000	950,950
Rockies Express Pipeline, LLC[5], 5.625%, 4/15/2020	Ba1	9,861,000	10,021,241
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/2021	Baa3	9,000,000	9,348,390
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/2024	Baa3	7,000,000	7,784,647
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	B3	1,370,000	1,350,491
Southwestern Energy Co.[7], 6.20%, 1/23/2025	Ba3	1,420,000	1,295,750

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Tennessee Gas Pipeline Co., LLC, 7.00%, 3/15/2027	Baa2	6,775,000	$8,224,425
Tennessee Gas Pipeline Co., LLC, 7.00%, 10/15/2028	Baa2	2,225,000	2,773,670
W&T Offshore, Inc.[5], 9.75%, 11/1/2023	B3	885,000	847,388
The Williams Companies, Inc., 3.75%, 6/15/2027	Baa3	4,000,000	4,129,856

			72,584,182

Total Energy			77,740,364

Financials - 10.6%
Banks - 4.0%
Bank of America Corp., 4.00%, 1/22/2025	Baa1	7,000,000	7,362,648
Bank of America Corp.[3], (3 mo. LIBOR US + 0.760%), 3.17%, 9/15/2026	Baa1	3,561,000	3,338,032
Bank One Corp., 8.00%, 4/29/2027	A3	9,000,000	11,856,716
Barclays plc (United Kingdom), 2.875%, 6/8/2020	Baa3	2,577,000	2,578,381
Credit Suisse AG (Switzerland), 5.40%, 1/14/2020	Baa3	7,655,000	7,766,813
JPMorgan Chase & Co., 4.95%, 3/25/2020	A2	150,000	152,869
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa3	3,950,000	3,948,903

			37,004,362

Capital Markets - 3.1%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	B3	890,000	921,150
Drawbridge Special Opportunities Fund LP - Drawbridge Special
Opportunities Finance[5], 5.00%, 8/1/2021	BBB[8]	2,755,000	2,791,150
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3	7,800,000	7,960,554
Morgan Stanley[3], (3 mo. LIBOR US + 1.140%), 3.722%, 1/27/2020	A3	8,750,000	8,798,262
UBS AG (Switzerland)[3], (3 mo. LIBOR US + 0.850%), 3.37%, 6/1/2020	Aa3	8,000,000	8,048,148

			28,519,264

Consumer Finance - 2.5%
Ally Financial, Inc., 8.00%, 3/15/2020	Ba2	1,835,000	1,900,675
American Express Credit Corp.[3], (3 mo. LIBOR US + 0.730%), 3.251%, 5/26/2020	A2	7,500,000	7,540,985
Navient Corp., 8.00%, 3/25/2020	Ba3	6,500,000	6,727,500
SLM Corp., 5.125%, 4/5/2022	Ba2	6,424,000	6,375,820

			22,544,980

Diversified Financial Services - 0.4%
Fidelity & Guaranty Life Holdings, Inc.[5], 5.50%, 5/1/2025	Ba2	1,750,000	1,815,625
VistaJet Malta Finance plc - XO Management Holding, Inc.
(Switzerland)[5], 10.50%, 6/1/2024	B3	2,250,000	2,244,375

			4,060,000

Insurance - 0.4%
GTCR AP Finance, Inc.[5], 8.00%, 5/15/2027	Caa2	1,485,000	1,492,425

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
Pricoa Global Funding I5, 1.45%, 9/13/2019	Aa3	2,000,000	$1,996,092

			3,488,517

Mortgage Real Estate Investment Trusts (REITS) - 0.2%
Starwood Property Trust, Inc., 3.625%, 2/1/2021	Ba3	2,000,000	1,995,000

Total Financials			97,612,123

Health Care - 2.0%
Health Care Providers & Services - 2.0%
Fresenius Medical Care US Finance II, Inc. (Germany)[5], 4.125%, 10/15/2020	Baa3	8,934,000	9,057,289
HCA, Inc., 4.25%, 10/15/2019	Baa3	1,500,000	1,506,086
HCA, Inc., 6.50%, 2/15/2020	Baa3	7,650,000	7,826,070

Total Health Care			18,389,445

Industrials - 4.9%
Commercial Services & Supplies - 0.5%
The ADT Security Corp., 5.25%, 3/15/2020	Ba3	4,077,000	4,138,155

Construction & Engineering - 0.4%
HC2 Holdings, Inc.[5], 11.50%, 12/1/2021	Caa1	2,250,000	1,980,000
Tutor Perini Corp.[5], 6.875%, 5/1/2025	B2	1,665,000	1,594,238

			3,574,238

Machinery - 1.0%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	Baa3	7,090,000	7,091,640
The Manitowoc Co., Inc.[5], 9.00%, 4/1/2026	B2	2,000,000	2,000,000

			9,091,640

Marine - 1.2%
American Tanker, Inc. (Norway)[5], 9.25%, 2/22/2022	WR6	4,450,000	4,484,028
Borealis Finance, LLC[5], 7.50%, 11/16/2022	WR6	2,010,000	1,932,213
Euronav Luxembourg S.A. (Belgium)[5], 7.50%, 5/31/2022	WR6	3,000,000	3,030,000
Global Ship Lease, Inc. (United Kingdom)[5], 9.875%, 11/15/2022	B3	1,973,000	1,977,932

			11,424,173

Trading Companies & Distributors - 1.8%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.625%, 10/30/2020	Baa3	4,974,000	5,100,369
Aircastle Ltd.[4], 6.25%, 12/1/2019	Baa3	1,100,000	1,115,552
Aircastle Ltd., 7.625%, 4/15/2020	Baa3	6,375,000	6,608,175
Aviation Capital Group LLC[5], 7.125%, 10/15/2020	A8	1,784,000	1,887,067
Fortress Transportation & Infrastructure Investors, LLC[5], 6.50%, 10/1/2025	B1	1,125,000	1,158,750

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Park Aerospace Holdings Ltd. (Ireland)[5], 4.50%, 3/15/2023	Baa3	1,044,000	$1,077,575

			16,947,488

Total Industrials			45,175,694

Information Technology - 0.4%
Communications Equipment - 0.2%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	Ba2	1,777,000	1,825,867

Semiconductors & Semiconductor Equipment - 0.2%
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	B2	1,415,000	1,399,081

Total Information Technology			3,224,948

Materials - 1.1%
Chemicals - 0.1%
LSB Industries, Inc.[5], 9.625%, 5/1/2023	Caa1	890,000	905,575

Containers & Packaging - 0.2%
ARD Securities Finance S.A.R.L (Luxembourg)[5,9], 8.75%, 1/31/2023	Caa2	2,250,000	2,266,875

Metals & Mining - 0.8%
Mountain Province Diamonds, Inc. (Canada)[5], 8.00%, 12/15/2022	B3	1,871,000	1,861,645
Northwest Acquisitions ULC - Dominion Finco, Inc.[5], 7.125%, 11/1/2022	B3	1,655,000	1,141,950
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	Baa2	3,000,000	3,063,813
Techniplas LLC[5], 10.00%, 5/1/2020	Caa2	1,065,000	974,475

			7,041,883

Total Materials			10,214,333

Real Estate - 1.5%
Equity Real Estate Investment Trusts (REITS) - 1.0%
American Tower Corp., 2.80%, 6/1/2020	Baa3	5,595,000	5,607,765
CoreCivic Inc., 4.125%, 4/1/2020	Ba1	550,000	545,875
Crown Castle International Corp., 3.40%, 2/15/2021	Baa3	532,000	539,267
Five Point Operating Co. LP - Five Point Capital Corp.[5], 7.875%, 11/15/2025	B3	2,250,000	2,261,295

			8,954,202

Real Estate Management & Development - 0.5%
Forestar Group, Inc.[5], 8.00%, 4/15/2024	B2	4,683,000	4,911,296

Total Real Estate			13,865,498

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Drax Finco plc (United Kingdom)[5], 6.625%, 11/1/2025	BB8	1,770,000	1,809,064

TOTAL CORPORATE BONDS (Identified Cost $386,755,460)			388,570,366

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES - 25.8%
Ally Auto Receivables Trust, Series 2016-1, Class A4, 1.73%, 11/16/2020	Aaa		382,015	$381,720
Ally Auto Receivables Trust, Series 2018-2, Class A2, 2.64%, 2/16/2021	Aaa		778,757	779,050
BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	Aaa		651,368	649,923
Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4, 1.33%, 6/15/2022	AAA	[8]	3,337,000	3,332,519
Capital One Prime Auto Receivables Trust, Series 2019-1, Class A1, 2.507%, 6/15/2020	Aaa		5,936,687	5,936,862
CarMax Auto Owner Trust, Series 2016-2, Class A3, 1.52%, 2/16/2021	AAA	[8]	703,875	702,540
CarMax Auto Owner Trust, Series 2017-3, Class A3, 1.97%, 4/15/2022	AAA	[8]	3,655,418	3,647,537
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A5, 2.00%, 12/10/2023	WR	[6]	32,125	32,073
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A5, 3.561%, 7/15/2030	WR	[6]	5,439,077	5,473,041
CCG Receivables Trust, Series 2019-1, Class A2[5], 2.80%, 9/14/2026	AAA	[8]	6,000,000	6,038,625
Chesapeake Funding II LLC, Series 2017-2A, Class A1 (Canada)[5], 1.99%, 5/15/2029	Aaa		1,722,574	1,718,420
Citibank Credit Card Issuance Trust, Series 2014, Class A6, 2.15%, 7/15/2021	Aaa		3,760,000	3,759,598
CNH Equipment Trust, Series 2019-A, Class A1, 2.753%, 2/28/2020	Aaa		880,919	880,967
Corevest American Finance Ltd., Series 2019-1, Class A5, 3.324%, 3/15/2052	WR	[6]	4,991,910	5,183,827
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A5, 2.56%, 10/15/2025	AAA	[8]	958,894	958,896
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A5, 3.01%, 2/16/2027	Aaa		7,846,000	7,889,834
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A5, 3.33%, 2/15/2028	Aaa		2,500,000	2,553,607
Daimler Trucks Retail Trust, Series 2018-1, Class A2[5], 2.60%, 5/15/2020	Aaa		684,394	684,344
Dell Equipment Finance Trust, Series 2019-1, Class A1[5], 2.648%, 4/22/2020	Aaa		2,477,789	2,479,030
Dell Equipment Finance Trust, Series 2019-1, Class A2[5], 2.78%, 8/23/2021	Aaa		6,500,000	6,534,848
DLL LLC, Series 2019-DA1, Class A1[5], 2.657%, 4/20/2020	Aaa		2,837,112	2,838,639
DLL LLC, Series 2019-DA1, Class A2[5], 2.79%, 11/22/2021	Aaa		4,500,000	4,519,066
Drive Auto Receivables Trust, Series 2019-1, Class A2A, 3.08%, 9/15/2021	Aaa		2,581,675	2,586,111
DT Auto Owner Trust, Series 2018-3A, Class A5, 3.02%, 2/15/2022	AAA	[8]	3,703,234	3,713,357
DT Auto Owner Trust, Series 2019-1A, Class A5, 3.08%, 9/15/2022	AAA	[8]	3,956,308	3,970,682
DT Auto Owner Trust, Series 2019-2A, Class A5, 2.85%, 9/15/2022	AAA	[8]	2,337,419	2,345,168
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A5,10, 3.58%, 11/25/2038	AAA	[8]	4,429,878	4,502,728
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[5], 1.74%, 2/22/2022	AAA	[8]	117,807	117,684

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Enterprise Fleet Financing LLC, Series 2016-2, Class A3[5], 2.04%, 2/22/2022	AAA[8]	3,900,000	$3,889,850
Enterprise Fleet Financing LLC, Series 2017-1, Class A2[5], 2.13%, 7/20/2022	AAA[8]	769,948	768,809
Enterprise Fleet Financing LLC, Series 2018-2, Class A2[5], 3.14%, 2/20/2024	AAA[8]	5,457,916	5,498,680
Enterprise Fleet Financing LLC, Series 2019-1, Class A2[5], 2.98%, 10/22/2024	AAA[8]	2,500,000	2,528,860
Ford Credit Auto Owner Trust, Series 2017-B, Class A3, 1.69%, 11/15/2021	Aaa	261,589	260,619
GLS Auto Receivables Trust, Series 2018-3A, Class A5, 3.35%, 8/15/2022	AA8	1,547,524	1,554,638
GLS Auto Receivables Trust, Series 2019-2A, Class A5, 3.06%, 4/17/2023	AA8	2,889,925	2,906,535
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class A2, 2.93%, 11/16/2021	Aaa	931,663	934,044
Great American Auto Leasing Inc., Series 2019-1, Class A2[5], 2.97%, 6/15/2021	AAA[8]	3,000,000	3,013,459
Hertz Fleet Lease Funding LP, Series 2018-1, Class A2[5], 3.23%, 5/10/2032	Aaa	7,000,000	7,034,364
Hyundai Auto Receivables Trust, Series 2017-A, Class A3, 1.76%, 8/16/2021	AAA[8]	110,426	110,158
Hyundai Auto Receivables Trust, Series 2019-A, Class A2, 2.605%, 4/15/2020	AAA[8]	2,014,304	2,014,591
Hyundai Auto Receivables Trust, Series 2019-A, Class A2, 2.67%, 12/15/2021	AAA[8]	2,500,000	2,508,610
Invitation Homes Trust, Series 2017-SFR2, Class A3,5, (1 mo. LIBOR US + 0.850%), 3.244%, 12/17/2036	Aaa	476,506	473,328
Invitation Homes Trust, Series 2017-SFR2, Class B3,5, (1 mo. LIBOR US + 1.150%), 3.544%, 12/17/2036	Aa2	400,000	399,593
John Deere Owner Trust, Series 2019-A, Class A2, 2.85%, 12/15/2021	Aaa	2,505,000	2,519,744
Marlette Funding Trust, Series 2019-2A, Class A5, 3.13%, 7/16/2029	WR6	4,000,000	4,023,303
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1[5], 2.82%, 2/15/2068	AAA[8]	3,980,000	4,004,193
Navient Student Loan Trust, Series 2018-2A, Class A1[3,5], (1 mo. LIBOR US + 0.240%), 2.644%, 3/25/2067	Aaa	250,357	250,299
Navient Student Loan Trust, Series 2019-2A, Class A2[3,5], (1 mo. LIBOR US + 1.000%), 3.404%, 2/27/2068	Aaa	5,540,000	5,548,191
Navient Student Loan Trust, Series 2019-BA, Class A1[3,5], (1 mo. LIBOR US + 0.400%), 2.794%, 12/15/2059	AAA[8]	5,124,086	5,124,169
Nissan Auto Lease Trust, Series 2019-A, Class A1, 2.599%, 4/15/2020	Aaa	4,306,783	4,308,036
Nissan Auto Lease Trust, Series 2019-A, Class A2, 2.71%, 7/15/2021	Aaa	5,000,000	5,019,590
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.18%, 1/15/2021	Aaa	1,218,937	1,214,641
NYCTL Trust, Series 2018-A, Class A5, 3.22%, 11/10/2031	Aaa	2,176,079	2,177,699

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Oxford Finance Funding LLC, Series 2019-1A, Class A2[5], 4.459%, 2/15/2027	WR	[6]	7,000,000	$7,187,984
Progress Residential Trust, Series 2015-SFR3, Class A5, 3.067%, 11/12/2032	Aaa		4,844,991	4,847,605
Progress Residential Trust, Series 2017-SFR2, Class A5, 2.897%, 12/17/2034	Aaa		1,650,000	1,660,713
Progress Residential Trust, Series 2019-SFR2, Class A5, 3.147%, 5/17/2036	Aaa		8,610,000	8,761,175
SCF Equipment Leasing LLC, Series 2019-1A, Class A1[5], 3.04%, 3/20/2023	Aaa		2,629,790	2,641,401
SLC Student Loan Trust, Series 2004-1, Class A6[3], (3 mo. LIBOR US + 0.160%), 2.678%, 5/15/2023	Aaa		1,174,982	1,173,547
SLM Student Loan Trust, Series 2004-10, Class A6A3,5, (3 mo. LIBOR US + 0.550%), 3.13%, 4/27/2026	Aaa		1,343,557	1,345,191
SMB Private Education Loan Trust, Series 2018-A, Class A1[3,5], (1 mo. LIBOR US + 0.350%), 2.744%, 3/16/2026	Aaa		1,575,014	1,575,313
SMB Private Education Loan Trust, Series 2019-A, Class A1[3,5], (1 mo. LIBOR US + 0.350%), 2.744%, 2/16/2026	Aaa		3,157,979	3,157,066
SoFi Consumer Loan Program LLC, Series 2016-5, Class A5, 3.06%, 9/25/2028	WR	[6]	802,499	807,694
SoFi Consumer Loan Program LLC, Series 2017-3, Class A5, 2.77%, 5/25/2026	AA	[8]	2,100,578	2,104,539
SoFi Consumer Loan Program LLC, Series 2017-4, Class A5, 2.50%, 5/26/2026	AA	[8]	783,145	783,738
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[5], 2.14%, 9/25/2026	AA	[8]	122,975	122,900
SoFi Consumer Loan Program Trust, Series 2019-1, Class A5, 3.24%, 2/25/2028	AAA	[8]	3,993,997	4,033,429
SoFi Consumer Loan Program Trust, Series 2019-2, Class A5, 3.01%, 4/25/2028	AAA	[8]	3,647,864	3,671,398
SoFi Consumer Loan Program Trust, Series 2019-3, Class A5, 2.90%, 5/25/2028	AAA	[8]	2,330,000	2,342,064
SoFi Professional Loan Program LLC, Series 2015-A, Class A2[5], 2.42%, 3/25/2030	Aaa		388,957	388,719
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B5, 2.36%, 12/27/2032	Aaa		484,136	483,443
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A5, 1.55%, 3/26/2040	Aaa		98,298	98,094
SoFi Professional Loan Program LLC, Series 2017-B, Class A1FX5, 1.83%, 5/25/2040	Aaa		32,598	32,550
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A5, 1.75%, 7/25/2040	AAA	[8]	399,880	398,669
SoFi Professional Loan Program LLC, Series 2017-D, Class A1FX5, 1.72%, 9/25/2040	Aaa		488,977	487,821
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX5, 2.05%, 1/25/2041	Aaa		288,979	288,363

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX5, 2.84%, 1/25/2041	Aaa	750,000	$757,985
SoFi Professional Loan Program LLC, Series 2019-B, Class A1FX5, 2.78%, 8/17/2048	AAA[8]	5,590,198	5,621,172
SoFi Professional Loan Program Trust, Series 2018-B, Class A1FX5, 2.64%, 8/25/2047	Aaa	5,098,328	5,110,045
Tax Ease Funding LLC, Series 2016-1A, Class A5, 3.131%, 6/15/2028	WR6	361,508	360,756
Towd Point Mortgage Trust, Series 2017-1, Class A1[5,10], 2.75%, 10/25/2056	Aaa	4,742,187	4,760,991
Towd Point Mortgage Trust, Series 2018-2, Class A1[5,10], 3.25%, 3/25/2058	Aaa	1,674,726	1,702,725
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[3,5], (1 mo. LIBOR US + 1.000%), 3.404%, 10/25/2048	Aaa	4,792,470	4,811,240
Tricon American Homes Trust, Series 2016-SFR1, Class A5, 2.589%, 11/17/2033	Aaa	2,358,109	2,355,541
United Auto Credit Securitization Trust, Series 2018-2, Class A5, 2.89%, 3/10/2021	AAA[8]	457,945	458,095
Volvo Financial Equipment LLC, Series 2019-1A, Class A2[5], 2.90%, 11/15/2021	Aaa	1,000,000	1,004,913
World Omni Auto Receivables Trust, Series 2017-A, Class A3, 1.93%, 9/15/2022	AAA[8]	3,083,732	3,074,509
World Omni Auto Receivables Trust, Series 2019-B, Class A2, 2.63%, 6/15/2022	AAA[8]	3,885,000	3,898,409
World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A4, 2.32%, 8/15/2022	Aaa	750,000	749,578
World Omni Automobile Lease Securitization Trust, Series 2019-A, Class A2, 2.89%, 11/15/2021	Aaa	2,820,000	2,834,305

TOTAL ASSET-BACKED SECURITIES (Identified Cost $236,748,264)			238,190,379

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.8%

Americold LLC Trust, Series 2010-ARTA, Class A1[5], 3.847%, 1/14/2029	AA8	83,982	84,880
CIM Trust, Series 2019-INV1, Class A1[5,10], 4.00%, 2/25/2049	Aaa	1,351,823	1,384,186
Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class A3,5, (1 mo. LIBOR US + 0.920%), 3.314%, 12/15/2036	Aaa	7,000,000	6,921,126
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[5,10], 2.13%, 2/25/2043	AAA[8]	583,204	574,879
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	Aaa	3,037,958	3,153,561
Fannie Mae-Aces, Series 2017-M15, Class A1[10], 3.058%, 9/25/2027	WR6	5,769,557	5,988,202
FDIC Trust, Series 2011-R1, Class A5, 2.672%, 7/25/2026	WR6	45,025	44,904
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class AX (IO)[10], 1.52%, 11/25/2019	AA8	6,474,371	23,351
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[10], 1.427%, 8/25/2020	Aaa	8,679,370	100,314

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[10], 1.323%, 4/25/2021	Aaa	6,986,192	$124,904
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[10], 1.638%, 10/25/2021	Aaa	4,338,913	128,844
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[10], 1.445%, 12/25/2021	Aaa	32,237,627	845,564
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[10], 1.568%, 6/25/2022	Aaa	16,666,218	610,130
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[10], 0.303%, 4/25/2023	Aaa	56,156,391	380,274
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[10], 0.214%, 5/25/2023	Aaa	32,929,440	139,068
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	Aaa	3,442,831	3,571,200
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	Aaa	3,398,629	3,551,817
FREMF Mortgage Trust, Series 2012-K711, Class B5,10, 3.576%, 8/25/2045	WR6	2,175,000	2,170,850
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[5], 0.10%, 6/25/2046	WR6	86,376,987	255,771
FREMF Mortgage Trust, Series 2013-K712, Class B5,10, 3.454%, 5/25/2045	AA8	1,300,000	1,300,465
FREMF Mortgage Trust, Series 2014-K715, Class B5,10, 4.112%, 2/25/2046	A1	2,185,000	2,231,069
FREMF Mortgage Trust, Series 2014-K716, Class B5,10, 4.08%, 8/25/2047	A1	2,550,000	2,625,284
FREMF Mortgage Trust, Series 2015-K42, Class B5,10, 3.983%, 12/25/2024	A3	1,900,000	1,977,985
FREMF Mortgage Trust, Series 2015-K43, Class B5,10, 3.862%, 2/25/2048	WR6	1,500,000	1,549,470
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[5], 4.07%, 11/15/2043	AAA[8]	643,739	652,664
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[5,10], 3.00%, 3/25/2043	WR6	411,397	411,590
JP Morgan Mortgage Trust, Series 2013-2, Class A2[5,10], 3.50%, 5/25/2043	AAA[8]	482,134	489,039
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[5,10], 3.00%, 6/25/2029	AAA[8]	701,241	709,802
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[5,10], 3.50%, 8/25/2047	Aaa	3,007,682	3,051,859
Metlife Securitization Trust, Series 2019-1A, Class A5,10, 3.75%, 4/25/2058	WR6	1,947,863	2,025,392
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[5,10], 3.75%, 11/25/2054	AA8	588,773	607,888
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[5,10], 3.75%, 8/25/2055	Aaa	951,608	984,519
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1[5,10], 4.25%, 12/25/2057	Aaa	4,748,352	4,933,645

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

OBP Depositor LLC Trust, Series 2010-OBP, Class A5, 4.646%, 7/15/2045	AAA[8]		420,000	$424,678
Sequoia Mortgage Trust, Series 2013-2, Class A10, 1.874%, 2/25/2043	AAA[8]		607,298	565,348
Sequoia Mortgage Trust, Series 2013-7, Class A2[10], 3.00%, 6/25/2043	AAA[8]		505,341	504,261
Sequoia Mortgage Trust, Series 2013-8, Class A1[10], 3.00%, 6/25/2043	Aaa		698,766	699,915
Starwood Retail Property Trust, Series 2014-STAR, Class A3,5, (1 mo. LIBOR US + 1.220%), 3.614%, 11/15/2027	AAA[8]		1,793,918	1,789,036
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A5,10, 2.86%, 12/25/2035	WR6		4,500,000	4,509,897
Toorak Mortgage Corp., Series 2019-1, Class A1[5,11], 4.458%, 3/25/2022	WR6		5,000,000	5,075,350
Towd Point Mortgage Trust, Series 2016-5, Class A1[5,10], 2.50%, 10/25/2056	Aaa		1,378,878	1,376,230
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX5, 4.004%, 9/13/2028	AA8		1,195,000	1,212,563
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A3,5, (1 mo. LIBOR US + 1.050%), 3.444%, 12/15/2033	AAA[8]		7,000,000	6,959,397
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5], 4.393%, 11/15/2043	Aaa		1,350,000	1,372,197
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[5,10], 4.869%, 2/15/2044	Aaa		1,467,185	1,511,814
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[5,10], 3.50%, 1/20/2045	WR6		680,798	687,436
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[5,10], 3.50%, 3/20/2045	Aaa		550,448	553,163

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $79,310,377)				80,845,781

FOREIGN GOVERNMENT BONDS - 4.7%

Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2		1,300,000	1,370,642
Chile Government Bond (Chile), 5.50%, 8/5/2020	A1	CLP	1,800,000,000	2,726,623
The Export-Import Bank of China (China)[5], 2.50%, 7/31/2019	A1		7,500,000	7,500,440
The Export-Import Bank of China (China), 2.50%, 7/31/2019	A1		630,000	630,037
Italy Buoni Poliennali Del Tesoro (Italy), 1.00%, 7/15/2022	WR6	EUR	16,350,000	18,697,560
Italy Buoni Poliennali Del Tesoro (Italy)[5], 2.70%, 3/1/2047	Baa3	EUR	4,000,000	4,445,125
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3	MXN	35,000,000	1,826,063
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3	MXN	126,000,000	6,395,072

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $47,294,005)				43,591,562

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES - 5.4%

U.S. Treasury Notes - 5.4%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	22,916,040	$22,675,640
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2021	27,290,001	27,036,292

TOTAL U.S. TREASURY SECURITIES (Identified Cost $49,799,436)		49,711,932

U.S. GOVERNMENT AGENCIES - 4.5%

Mortgage-Backed Securities - 4.5%
Fannie Mae, Pool # 888468, 5.50%, 9/1/2021	117,661	119,546
Fannie Mae, Pool # 995233, 5.50%, 10/1/2021	4,769	4,816
Fannie Mae, Pool # 888017, 6.00%, 11/1/2021	15,817	16,197
Fannie Mae, Pool # 995329, 5.50%, 12/1/2021	82,123	83,438
Fannie Mae, Pool # 888136, 6.00%, 12/1/2021	18,172	18,609
Fannie Mae, Pool # 888810, 5.50%, 11/1/2022	144,444	146,612
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	17,575	18,436
Fannie Mae, Pool #MA0115, 4.50%, 7/1/2029	75,933	79,994
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	298,515	317,099
Fannie Mae, Pool # 918516, 5.50%, 6/1/2037	102,348	113,022
Fannie Mae, Pool # 889624, 5.50%, 5/1/2038	161,279	175,722
Fannie Mae, Pool # 995876, 6.00%, 11/1/2038	424,259	481,149
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	162,387	179,638
Fannie Mae, Pool #AA7236, 4.00%, 6/1/2039	881,226	929,130
Fannie Mae, Pool #AJ1989, 4.50%, 10/1/2041	1,794,525	1,927,424
Fannie Mae, Pool #AW5338, 4.50%, 6/1/2044	953,190	1,018,435
Fannie Mae, Pool #AS3878, 4.50%, 11/1/2044	907,563	965,409
Fannie Mae, Pool #BC5442, 4.00%, 4/1/2046	2,597,951	2,717,287
Fannie Mae, Pool #BC9568, 4.00%, 5/1/2046	3,609,268	3,775,065
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	646,085	680,548
Fannie Mae, Pool #CA1922, 5.00%, 6/1/2048	3,711,987	3,943,334
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	5,532	5,542
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	21,842	22,397
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	15,048	15,509
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	12,590	13,065
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	21,361	22,118
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	10,236	10,608
Freddie Mac, Pool #C91359, 4.50%, 2/1/2031	185,392	197,484
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	529,257	563,783
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	461,312	491,411
Freddie Mac, Pool #C91760, 3.50%, 5/1/2034	2,501,183	2,595,731
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	444,853	494,083
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	183,779	200,054
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	213,985	232,268
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	75,446	84,213
Freddie Mac, Pool #A96363, 4.50%, 1/1/2041	3,082,072	3,316,264

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	PRINCIPAL AMOUNT2/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G60342, 4.50%, 5/1/2042	2,784,652	$2,992,584
Freddie Mac, Pool #G07998, 4.50%, 7/1/2044	3,100,777	3,327,351
Freddie Mac, Pool #Q38473, 4.00%, 1/1/2046	4,440,551	4,647,467
Freddie Mac, Pool #Q40375, 3.50%, 5/1/2046	4,800,214	4,951,740

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $42,164,333)		41,894,582

U.S. GOVERNMENT SECURITIES - 5.0%

U.S. Treasury Bills - 5.0%
U.S. Treasury Bill, 1.98%[12], 8/1/2019	23,090,000	23,050,035
U.S. Treasury Bill, 2.09%[12], 9/5/2019	23,160,000	23,071,153

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $46,122,103)		46,121,188

SHORT-TERM INVESTMENT - 3.4%

Dreyfus Government Cash Management, Institutional Shares, 2.25%[13], (Identified Cost $31,144,233)	31,144,233	31,144,233

TOTAL OPTIONS PURCHASED — 0.0%## (Premiums Paid $538,648)		358,750

TOTAL INVESTMENTS - 99.7% (Identified Cost $919,876,859)		920,428,773
OTHER ASSETS, LESS LIABILITIES - 0.3%		3,200,677

NET ASSETS - 100%		$923,629,450

EXCHANGE-TRADED OPTIONS PURCHASED
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT[2] (000)	VALUE
Call
GBP Currency Futures	200	09/06/2019	$127.50	1,593,625	$178,750

Put
GBP Currency Futures	200	09/06/2019	127.50	1,593,625	180,000
TOTAL EXCHANGE-TRADED OPTIONS PURCHASED					$358,750

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT JUNE 30, 2019:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	VALUE/UNREALIZED DEPRECIATION
60	Euro-BOBL	Eurex	September 2019	9,172,305	$ (46,475)
135	Euro-BUND	Eurex	September 2019	26,517,062	(359,392)
20	Euro-BUXL (30 Year)	Eurex	September 2019	4,614,352	(191,515)
130	Euro FX Currency	CME	September 2019	18,600,563	(66,186)
140	Long Gilt	ICE	September 2019	23,166,504	(124,871)
TOTAL SHORT POSITIONS					$(788,439)

CLP - Chilean Peso

CME - Chicago Mercantile Exchange

EUR - Euro

EUREX - Eurex Exchange

GBP - British Pound

ICE - Intercontinental Exchange

IO - Interest only

MXN - Mexican Peso

No. - Number

## Less than 0.1%.

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3Floating rate security. Rate shown is the rate in effect as of June 30, 2019.

4A portion of this security is designated as collateral. As of June 30, 2019, the total value of such securities was $10,761,574.

5 Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $352,400,858, or 38.2% of the Series’ net assets as of June 30, 2019 (see Note 2 to the financial statements).

6Credit rating has been withdrawn. As of June 30, 2019, there is no rating available (unaudited).

7Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

8Credit ratings from S&P (unaudited).

9Represents a Payment-In-Kind bond.

10Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2019.

11Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of June 30, 2019.

12Represents the annualized yield at time of purchase.

13Rate shown is the current yield as of June 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Assets and Liabilities

June 30, 2019 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $919,876,859) (Note 2)	$920,428,773
Interest receivable	6,336,732
Deposits at broker for futures contracts	2,309,820
Receivable for securities sold	1,119,348
Receivable for fund shares sold	377,110
Futures variation margin receivable	32,541
Prepaid and other expenses	26,922

TOTAL ASSETS	930,631,246

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	29,991
Accrued sub-transfer agent fees (Note 3)	13,360
Accrued management fees (Note 3)	8,275
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	4,577
Accrued Chief Compliance Officer service fees (Note 3)	546
Payable for securities purchased	5,904,080
Payable for fund shares repurchased	956,833
Futures variation margin payable	28,884
Other payables and accrued expenses	55,250

TOTAL LIABILITIES	7,001,796

TOTAL NET ASSETS	$923,629,450

NET ASSETS CONSIST OF:

Capital stock	$891,139
Additional paid-in-capital	925,580,871
Total distributable earnings (loss)	(2,842,560)

TOTAL NET ASSETS	$923,629,450

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($22,345,810/2,144,622 shares)	$10.42

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($17,520,180/1,891,772 shares)	$9.26

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($883,763,460/85,077,547 shares)	$10.39

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Operations

For the Six Months Ended June 30, 2019 (unaudited)

INVESTMENT INCOME:

Interest	$14,085,149
Dividends	707,946

Total Investment Income	14,793,095

EXPENSES:

Management fees (Note 3)	1,388,526
Shareholder services fees (Class S) (Note 3)	277,758
Fund accounting and administration fees (Note 3)	82,004
Directors’ fees (Note 3)	33,305
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	28,176
Accrued sub-transfer agent fees (Note 3)	19,463
Chief Compliance Officer service fees (Note 3)	2,027
Custodian fees	19,477
Miscellaneous	96,050

Total Expenses	1,946,786
Less reduction of expenses (Note 3)	(845,696)

Net Expenses	1,101,090

NET INVESTMENT INCOME	13,692,005

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	(321,215)
Futures contracts	(1,793,634)
Foreign currency and translation of other assets and liabilities	141,752

(1,973,097)

Net change in unrealized appreciation (depreciation) on-
Investments	15,740,758
Futures contracts	(1,697,458)
Foreign currency and translation of other assets and liabilities	1,347

14,044,647

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	12,071,550

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,763,555

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/19 (UNAUDITED)	FOR THE YEAR ENDED 12/31/18
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$13,692,005	$19,978,931
Net realized gain (loss) on investments and foreign currency	(1,973,097)	(5,431,216)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	14,044,647	(13,596,889)

Net increase from operations	25,763,555	950,826

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(173,474)	(18,048,897)
Class I	(219,088)	(1,144,935)
Class W	(9,354,425)	—

Total distributions to shareholders	(9,746,987)	(19,193,832)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	193,464,286	(104,975,148)

Net decrease in net assets	209,480,854	(123,218,154)

NET ASSETS:

Beginning of period	714,148,596	837,366,750

End of period	$923,629,450	$714,148,596

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 6/30/19 (UNAUDITED)		FOR THE YEAR ENDED
			12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.18		$10.42	$10.33	$10.12	$10.53	$10.65

Income (loss) from investment operations:
Net investment income[1]	0.14		0.26	0.22	0.22	0.27	0.34
Net realized and unrealized gain (loss) on investments	0.16		(0.24)	0.11	0.19	(0.36)	(0.00)[2]

Total from investment operations	0.30		0.02	0.33	0.41	(0.09)	0.34

Less distributions to shareholders:
From net investment income	(0.06)		(0.25)	(0.23)	(0.20)	(0.26)	(0.34)
From net realized gain on investments	—		(0.01)	(0.01)	—	(0.05)	(0.12)
From return of capital	—		—	—	—	(0.01)	—

Total distributions to shareholders	(0.06)		(0.26)	(0.24)	(0.20)	(0.32)	(0.46)

Net asset value - End of period	$10.42		$10.18	$10.42	$10.33	$10.12	$10.53

Net assets - End of period (000’s omitted)	$22,346		$685,649	$770,824	$845,043	$835,610	$680,719

Total return[3]	3.00%		0.20%	3.19%	4.08%	(0.88% )	3.18%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.75%	[4]	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.83%	[4]	2.56%	2.08%	2.18%	2.58%	3.16%
Portfolio turnover	45%		58%	62%	56%	81%	53%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.01%	[4]	0.01%	0.00% [5]	N/A	N/A	N/A

1Calculated based on average shares outstanding during  the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods  indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/19 (UNAUDITED)		FOR THE YEAR ENDED
			12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.09		$9.34	$9.28	$9.12	$9.52	$9.68

Income (loss) from investment operations:
Net investment income[1]	0.14		0.26	0.22	0.23	0.29	0.34
Net realized and unrealized gain (loss) on investments	0.14		(0.22)	0.11	0.16	(0.34)	(0.02)

Total from investment operations	0.28		0.04	0.33	0.39	(0.05)	0.32

Less distributions to shareholders:
From net investment income	(0.11)		(0.28)	(0.26)	(0.23)	(0.29)	(0.36)
From net realized gain on investments	—		(0.01)	(0.01)	—	(0.05)	(0.12)
From return of capital	—		—	—	—	(0.01)	—

Total distributions to shareholders	(0.11)		(0.29)	(0.27)	(0.23)	(0.35)	(0.48)

Net asset value - End of period	$9.26		$9.09	$9.34	$9.28	$9.12	$9.52

Net assets - End of period (000’s omitted)	$17,520		$28,499	$66,543	$49,233	$37,749	$78,789

Total return[2]	3.13%		0.40%	3.52%	4.27%	(0.59% )	3.36%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.48%	[3]	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.14%	[3]	2.75%	2.33%	2.50%	3.00%	3.42%
Portfolio turnover	45%		58%	62%	56%	81%	53%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:
	0.01%	[3]	0.01%	0.00% [4]	N/A	N/A	N/A

1Calculated based on average shares outstanding during  the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class W

FOR THE PERIOD 3/1/19[1] TO 6/30/19 (UNAUDITED)
Per share data (for a share outstanding throughout the period):

Net asset value - Beginning of period	$10.34

Income (loss) from investment operations:

Net investment income[2]	0.12

Net realized and unrealized gain on investments	0.05

Total from investment operations	0.17

Less distributions to shareholders:

From net investment income	(0.12)

Net asset value - End of period	$10.39

Net assets - End of period (000’s omitted)	$883,763

Total return[3]	1.70%

Ratios (to average net assets)/Supplemental Data:

Expenses*[4]	0.05%

Net investment income[4]	3.64%

Portfolio turnover	45%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount[4]:
0.31%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Unconstrained Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ primary investment objective is to provide long-term total return, and its secondary objective is to provide preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Class W shares were issued on March 1, 2019. Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2019, 10 billion shares have been designated in total among 34 series, of which 100 million have been designated as Unconstrained Bond Series Class I common stock, 125 million have been designated as Unconstrained Bond Series Class S common stock, 150 million have been designated as Unconstrained Bond Series Class W common stock, and 100 million have been designated as Unconstrained Bond Series Class Z common stock. Class Z common stock is not currently offered for sale.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$137,727,702	$—	$137,727,702	$—
Corporate debt:
Communication Services	64,699,689	—	64,699,689	—
Consumer Discretionary	43,451,120	—	43,451,120	—
Consumer Staples	12,388,088	—	12,388,088	—
Energy	77,740,364	—	77,740,364	—
Financials	97,612,123	—	97,612,123	—
Health Care	18,389,445	—	18,389,445	—
Industrials	45,175,694	—	45,175,694	—
Information Technology	3,224,948	—	3,224,948	—
Materials	10,214,333	—	10,214,333	—
Real Estate	13,865,498	—	13,865,498	—
Utilities	1,809,064	—	1,809,064	—
Asset-backed securities	238,190,379	—	238,190,379	—
Commercial mortgage-backed securities	80,845,781	—	80,845,781	—

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Foreign government bonds	$43,591,562	$—	$43,591,562	$—
Mutual fund	31,144,233	31,144,233	—	—
Other financial instruments*:
Foreign currency exchange contracts	358,750	358,750	—	—

Total assets	920,428,773	31,502,983	888,925,790	—

Liabilities:
Other financial instruments:*
Foreign currency exchange contracts	(66,185)	(66,185)	—	—
Interest rate contracts	(722,254)	(722,254)	—	—

Total liabilities	(788,439)	(788,439)	—	—

Total	$919,640,334	$30,714,544	$888,925,790	$—

There were no Level 3 securities held by the Series as of December 31, 2018 or June 30, 2019.

*Other financial instruments are exchange traded options (Level 1) and futures (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument.

New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08, Receivables -Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance does not require an accounting change for securities held at a discount, which continue to be amortized to maturity. This guidance was adopted by the Series as of January 1, 2019 on a modified retrospective basis. The cost basis of the securities on January 1, 2019 has been decreased by $26,417. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total distributable earnings (loss) or the net asset value for any Class’s of the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific examples are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. The Series’ forward foreign currency exchange contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions). No such investments were held by the Series on June 30, 2019.

Futures

The Series may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Series to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Series may use futures contracts to manage exposure to the bond market or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Advisor to the Series may be attempting to sell some or all the Series’ holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, a Series is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Series, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Series recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade. The Series’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When the Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When the Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Option Contracts (continued)

writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When the Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

The Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by the Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered.

The following table presents the present value of derivatives held at June 30, 2019 as reflected on the Statement of Assets and Liabilities, and the effect of derivative instruments on the Statement of Operations:

STATEMENT OF ASSETS AND LIABILITIES

Derivative	Assets Location

Foreign currency exchange contracts	Investments in securities, at value[1]	$358,750

Derivative	Liabilities Location

Foreign currency exchange contracts	Net unrealized depreciation[2]	$(66,186)

Interest rate contracts	Net unrealized depreciation[2]	$(722,253)

STATEMENT OF OPERATIONS

Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives

Equity contracts	Net realized gain (loss) on investments[3]	$(708,899)

Foreign currency exchange contracts	Net realized gain (loss) on futures contracts	$(563,728)

Interest rate contracts	Net realized gain (loss) on futures contracts	$(1,229,906)
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives

Foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on investments[4]	$358,750

Foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(111,908)

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

STATEMENT OF OPERATIONS
Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$ (1,585,550)

1 Includes options purchased at value as  reported in the Investment Portfolio.

2 Includes cumulative appreciation/depreciation on futures contracts as reported in the Investment Portfolio, and is included within Net Assets as the components of capital are not required to be presented separately on the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

3 Options purchased are included in net realized gain (loss) on investments.

4 Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

The average month-end balances for the six months ended June 30, 2019, the period in which such derivatives were outstanding, were as follows:

Futures Contracts:
Average number of contracts purchased	718
Average number of contracts sold	1,100
Average notional value of contracts purchased	$126,126,939
Average notional value of contracts sold	$320,148,838
Options:
Average number of option contracts purchased	5,800
Average notional value of option contracts purchased	$3,226,721,000

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Mortgage-Backed Securities (continued)

ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2019.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2019.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were hold by the Series on June 30, 2019.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2019, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2015 through December 31, 2018. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.30% of the Series’ average daily net assets. Prior to March 1, 2019, the management fee for the Series was 0.45% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

Prior to March 1, 2019, the Class S shares of the Series were subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee was intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, the Class S shares of the Series paid a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund had a Shareholder Services Agreement with the Advisor, for which the Advisor received the shareholder services fee as stated above.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Effective March 1, 2019, the Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated March 1, 2017, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Effective March 1, 2019, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the advisor that is separate from the fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.50% of the average daily net assets of the Class S and Class I shares, 0.05% of the average daily net assets of the Class W shares, and 0.35% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $816,204 in management fees for Class W for the six month period ended June 30, 2019. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $15,003, $622 and $13,867 for Class S, Class I, and Class W, respectively, for the six month period ended June 30, 2019. These amounts are included as a reduction of expenses on the Statement of Operations. At June 30, 2019, the Advisor is eligible to recoup $13,867. For the six month period ended June 30, 2019, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended June 30, 2019, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $422,127,481 and $305,174,311, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $37,881,914 and $4,150,049, respectively.

5.	Capital Stock Transactions

Transactions in shares of Class S, Class I and Class W shares of Unconstrained Bond Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/19		FOR THE YEAR ENDED 12/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	706,660	$7,395,840	4,877,133	$50,378,294
Reinvested	15,634	162,145	1,724,906	17,659,603
Repurchased	(65,960,039)	(682,041,792)	(13,213,873)	(136,106,597)

Total	(65,237,745)	$(674,483,807)	(6,611,834)	$(68,068,700)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/19		FOR THE YEAR ENDED 12/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	320,445	$2,951,616	1,503,440	$13,926,808
Reinvested	13,179	121,401	72,094	660,419
Repurchased	(1,578,126)	(14,567,850)	(5,567,142)	(51,493,675)

Total	(1,244,502)	$(11,494,833)	(3,991,608)	$(36,906,448)

CLASS W	FOR THE PERIOD 3/01/19 (COMMENCEMENT OF OPERATIONS) TO 6/30/19
	SHARES	AMOUNT
Sold	87,827,539	$908,109,891
Reinvested	875,637	9,046,096
Repurchased	(3,625,629)	(37,713,061)

Total	85,077,547	$879,442,926

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2019 unless extended or renewed. During six months ended June 30, 2019, the series did not borrow under the line of credit.

7.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

7.	Financial Instruments and Loan Assignments (continued)

derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. During the six months ended June 30, 2019, the Series invested in forward foreign currency exchange contracts (foreign currency exchange risk), futures contracts (foreign currency exchange risk and interest rate risk) and options purchased (interest rate risk).

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2018 were as follows:

Ordinary income         $19,193,832

At June 30, 2019, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$919,889,717
Unrealized appreciation	9,114,118
Unrealized depreciation	(9,363,501)

Net unrealized depreciation	$(249,383)

As of December 31, 2018, the Series had net short-term capital loss carryforwards of $2,435,492 and net long-term capital loss carryforwards of $1,105,712, which may be carried forward indefinitely.

Unconstrained Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCPB-6/19-SAR

www.manning-napier.com

Manning & Napier Fund, Inc.

High Yield Bond Series

Beginning on February 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

High Yield Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/19[1]	ENDING ACCOUNT VALUE 6/30/19	EXPENSES PAID DURING PERIOD 1/1/19-6/30/19[2]	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,086.90	$4.66	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Class I
Actual	$1,000.00	$1,087.30	$3.36	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Class W
Actual	$1,000.00	$1,031.00	$0.34	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.24	$0.33	0.10%
Class Z
Actual	$1,000.00	$1,029.80	$1.68	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.92	$1.67	0.50%

1

High Yield Bond Series

Shareholder Expense Example

(unaudited)

1Class W and Class Z inception date was March 1, 2019.

2Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (except for the Series’ Class W & Class Z Actual and Hypothetical return information, which reflects the 122 day period ended June 30, 2019 due to its inception date of March 1, 2019). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

2

High Yield Bond Series

Portfolio Composition as of June 30, 2019

(unaudited)

3

High Yield Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS - 97.1%

Non-Convertible Corporate Bonds - 97.1%
Communication Services - 6.5%
Media - 5.4%
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 5.375%, 6/1/2029	B1	$1,100,000	$1,135,750
Cumulus Media New Holdings, Inc.[2], 6.75%, 7/1/2026	B2	1,100,000	1,097,030
Sirius XM Radio, Inc.[2], 4.625%, 7/15/2024	Ba3	1,000,000	1,023,280
Sirius XM Radio, Inc.[2], 5.00%, 8/1/2027	Ba3	1,100,000	1,119,140
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[2], 5.50%, 3/1/2028	Ba3	1,600,000	1,624,000

			5,999,200

Wireless Telecommunication Services - 1.1%
Sprint Corp., 7.125%, 6/15/2024	B3	1,115,000	1,182,234

Total Communication Services			7,181,434

Consumer Discretionary - 10.2%
Household Durables - 8.7%
Ashton Woods USA LLC - Ashton Woods Finance Co.[2], 6.75%, 8/1/2025	Caa1	570,000	550,050
Century Communities, Inc., 5.875%, 7/15/2025	B2	1,775,000	1,783,875
LGI Homes, Inc.[2], 6.875%, 7/15/2026	B1	2,680,000	2,740,300
Meritage Homes Corp., 5.125%, 6/6/2027	Ba2	1,300,000	1,319,500
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	Ba3	1,645,000	1,697,969
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	B3	1,620,000	1,599,750

			9,691,444

Specialty Retail - 1.5%
Staples, Inc.[2], 7.50%, 4/15/2026	B1	1,640,000	1,630,340

Total Consumer Discretionary			11,321,784

Energy - 22.9%
Energy Equipment & Services - 2.4%
Nabors Industries, Inc., 5.50%, 1/15/2023	B1	1,130,000	1,056,550
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	B3	1,685,000	1,555,255

			2,611,805

Oil, Gas & Consumable Fuels - 20.5%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 3/1/2027	Ba3	1,200,000	1,200,000
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 1/15/2028	Ba3	1,100,000	1,089,000
Bruin E&P Partners, LLC[2], 8.875%, 8/1/2023	B3	1,275,000	1,071,000
DCP Midstream Operating LP2, 5.35%, 3/15/2020	Ba2	1,200,000	1,216,500
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	WR3	2,295,000	2,203,200
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR3	2,700,000	2,781,000

The accompanying notes are an integral part of the financial statements.

4

High Yield Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP - Genesis Energy Finance Corp., 5.625%, 6/15/2024	B1	$1,450,000	$1,395,625
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	Caa2	2,610,000	1,246,275
Lonestar Resources America, Inc.[2], 11.25%, 1/1/2023	Caa2	1,175,000	1,116,250
Moss Creek Resources Holdings, Inc.[2], 10.50%, 5/15/2027	B3	285,000	270,038
NGL Energy Partners LP - NGL Energy Finance Corp., 6.125%, 3/1/2025	B2	1,712,000	1,694,880
NuStar Logistics LP, 6.75%, 2/1/2021	Ba2	1,135,000	1,186,075
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	Ba1	1,380,000	1,402,425
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	B3	774,000	762,978
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 11/15/2023	B3	1,375,000	1,313,125
Southwestern Energy Co.[4], 6.20%, 1/23/2025	Ba3	1,845,000	1,683,562
W&T Offshore, Inc.[2], 9.75%, 11/1/2023	B3	1,150,000	1,101,125

			22,733,058

Total Energy			25,344,863

Financials - 11.0%
Capital Markets - 1.1%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	B3	1,140,000	1,179,900

Consumer Finance - 2.2%
SLM Corp., 5.125%, 4/5/2022	Ba2	2,470,000	2,451,475

Diversified Financial Services - 5.6%
Fidelity & Guaranty Life Holdings, Inc.[2], 5.50%, 5/1/2025	Ba2	2,140,000	2,220,250
FS Energy & Power Fund[2], 7.50%, 8/15/2023	Ba3	1,075,000	1,091,125
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[2], 6.375%, 12/15/2022	Ba3	1,115,000	1,145,662
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[2], 10.50%, 6/1/2024	B3	1,720,000	1,715,700

			6,172,737

Insurance - 0.3%
GTCR AP Finance, Inc.[2], 8.00%, 5/15/2027	Caa2	300,000	301,500

Thrifts & Mortgage Finance - 1.8%
Radian Group, Inc., 4.875%, 3/15/2027	Ba2	2,000,000	2,012,500

Total Financials			12,118,112

Health Care - 4.4%
Health Care Providers & Services - 4.4%
Catalent Pharma Solutions, Inc.[2], 5.00%, 7/15/2027	B3	1,000,000	1,017,500
DaVita, Inc., 5.00%, 5/1/2025	Ba3	1,175,000	1,160,019
HCA, Inc., 5.625%, 9/1/2028	Ba2	1,100,000	1,190,750

The accompanying notes are an integral part of the financial statements.

5

High Yield Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
MEDNAX, Inc.[2], 6.25%, 1/15/2027	Ba2	$1,565,000	$1,539,569

Total Health Care			4,907,838

Industrials - 18.6%
Airlines - 1.1%
American Airlines Group, Inc.[2], 5.50%, 10/1/2019	B1	1,265,000	1,270,693

Commercial Services & Supplies - 3.2%
The ADT Security Corp., 5.25%, 3/15/2020	Ba3	1,200,000	1,218,000
Prime Security Services Borrower, LLC - Prime Finance, Inc.[2], 5.25%, 4/15/2024	Ba3	1,105,000	1,124,338
Stericycle, Inc.[2], 5.375%, 7/15/2024	BBB[5]	1,100,000	1,148,257

			3,490,595

Construction & Engineering - 2.3%
HC2 Holdings, Inc.[2], 11.50%, 12/1/2021	Caa1	570,000	501,600
Tutor Perini Corp.[2], 6.875%, 5/1/2025	B2	2,160,000	2,068,200

			2,569,800

Machinery - 0.5%
The Manitowoc Co., Inc.[2], 9.00%, 4/1/2026	B2	570,000	570,000

Marine - 7.3%
American Tanker, Inc. (Norway)[2], 9.25%, 2/22/2022	WR3	1,760,000	1,773,458
Borealis Finance, LLC[2], 7.50%, 11/16/2022	WR3	2,650,000	2,547,445
Euronav Luxembourg S.A. (Belgium)[2], 7.50%, 5/31/2022	WR3	1,200,000	1,212,000
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	B3	2,515,000	2,521,288

			8,054,191

Trading Companies & Distributors - 4.2%
Aircastle Ltd., 6.25%, 12/1/2019	Baa3	1,295,000	1,313,309
Fortress Transportation & Infrastructure Investors, LLC[2], 6.50%, 10/1/2025	B1	1,650,000	1,699,500
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	Baa3	1,580,000	1,630,813

			4,643,622

Total Industrials			20,598,901

Information Technology - 2.1%
Communications Equipment - 2.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	Ba2	2,275,000	2,337,562

Materials - 11.3%
Chemicals - 1.1%
LSB Industries, Inc.[2], 9.625%, 5/1/2023	Caa1	1,140,000	1,159,950

Containers & Packaging - 1.4%
ARD Securities Finance S.A.R.L (Luxembourg)[2,6] , 8.75%, 1/31/2023	Caa2	585,000	589,388

The accompanying notes are an integral part of the financial statements.

6

High Yield Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Containers & Packaging (continued)
BWAY Holding Co.[2], 7.25%, 4/15/2025	Caa2	$1,000,000	$965,000

			1,554,388

Metals & Mining - 7.9%
First Quantum Minerals Ltd. (Zambia)[2], 7.25%, 4/1/2023	Caa1	1,085,000	1,056,519
Kinross Gold Corp. (Canada), 4.50%, 7/15/2027	Ba1	1,090,000	1,100,900
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	B3	2,274,000	2,262,630
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	B3	2,465,000	1,700,850
Petra Diamonds US Treasury plc (South Africa)[2], 7.25%, 5/1/2022	B3	1,325,000	1,311,750
Techniplas LLC[2], 10.00%, 5/1/2020	Caa2	1,395,000	1,276,425

			8,709,074

Paper & Forest Products - 0.9%
Norbord, Inc. (Canada)[2], 5.75%, 7/15/2027	Ba1	1,000,000	1,006,250

Total Materials			12,429,662

Real Estate - 6.9%
Equity Real Estate Investment Trusts (REITS) - 5.0%
Five Point Operating Co. LP - Five Point Capital Corp.[2], 7.875%, 11/15/2025	B3	570,000	572,861
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	B1	1,290,000	1,315,800
HAT Holdings I LLC - HAT Holdings II LLC[2], 5.25%, 7/15/2024	BB5	1,000,000	1,020,000
Iron Mountain, Inc.[2], 4.875%, 9/15/2027	Ba3	1,500,000	1,486,875
iStar, Inc., 5.25%, 9/15/2022	Ba3	1,130,000	1,156,838

			5,552,374

Real Estate Management & Development - 1.9%
Forestar Group, Inc.[2], 8.00%, 4/15/2024	B2	1,950,000	2,045,063

Total Real Estate			7,597,437

Utilities - 3.2%
Independent Power and Renewable Electricity Producers - 3.2%
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	BB5	2,135,000	2,182,119
NextEra Energy Operating Partners LP2, 4.25%, 7/15/2024	Ba1	1,000,000	1,006,270
TerraForm Power Operating, LLC[2], 4.25%, 1/31/2023	B1	350,000	349,562

Total Utilities			3,537,951

Total Non-Convertible Corporate Bonds
(Identified Cost $109,088,059)			107,375,544

The accompanying notes are an integral part of the financial statements.

7

High Yield Bond Series

Investment Portfolio - June 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 0.7%
Dreyfus Government Cash Management, Institutional Shares, 2.25%[7], (Identified Cost $746,658)	746,658	$746,658

TOTAL INVESTMENTS - 97.8%
(Identified Cost $109,834,717)		108,122,202
OTHER ASSETS, LESS LIABILITIES - 2.2%		2,454,627

NET ASSETS - 100%		$110,576,829

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $70,593,968, or 63.8% of the Series’ net assets as of June 30, 2019 (See Note 2 to the financial statements).

3Credit rating has been withdrawn. As of June 30, 2019, there is no rating available (unaudited).

4Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

5Credit ratings from S&P (unaudited).

6Represents a Payment-In-Kind bond.

7Rate shown is the current yield as of June 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

8

High Yield Bond Series

Statement of Assets and Liabilities

June 30, 2019 (unaudited)

ASSETS:

Investments, at value (identified cost $109,834,717) (Note 2)	$108,122,202
Receivable for securities sold	3,321,400
Interest receivable	1,669,557
Receivable for fund shares sold	39,354
Prepaid expenses	27,033

TOTAL ASSETS	113,179,546

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	12,008
Accrued sub-transfer agent fees (Note 3)	8,898
Accrued management fees (Note 3)	4,637
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	2,444
Accrued Chief Compliance Officer service fees (Note 3)	546
Payable for securities purchased	2,533,509
Other payables and accrued expenses	40,675

TOTAL LIABILITIES	2,602,717

TOTAL NET ASSETS	$110,576,829

NET ASSETS CONSIST OF:

Capital stock	$114,548
Additional paid-in-capital	116,583,873
Total distributable earnings (loss)	(6,121,592)

TOTAL NET ASSETS	$110,576,829

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($11,366,093/1,127,930 shares)	$10.08

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($18,116,749/2,086,625 shares)	$8.68

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE -Class W ($69,295,525/6,881,975 shares)	$10.07

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE -Class Z ($11,798,462/1,358,271 shares)	$8.69

The accompanying notes are an integral part of the financial statements.

9

High Yield Bond Series

Statement of Operations

For the Six Months Ended June 30, 2019 (unaudited)

INVESTMENT INCOME:

Interest	$3,699,751
Dividends	119,498

Total Investment Income	3,819,249

EXPENSES:

Management fees (Note 3)	256,432
Fund accounting and administration fees (Note 3)	36,969
Shareholder services fees (Class S) (Note 3)	35,082
Sub-transfer agent fees (Note 3)	11,929
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	11,908
Directors’ fees (Note 3)	5,520
Chief Compliance Officer service fees (Note 3)	2,027
Custodian fees	4,277
Miscellaneous	63,162

Total Expenses	427,306
Less reduction of expenses (Note 3)	(143,184)

Net Expenses	284,122

NET INVESTMENT INCOME	3,535,127

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	1,090,250
Net change in unrealized appreciation (depreciation) on investments	5,208,693

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	6,298,943

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,834,070

The accompanying notes are an integral part of the financial statements.

10

High Yield Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/19 (UNAUDITED)	FOR THE YEAR ENDED 12/31/18
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,535,127	$6,339,544
Net realized gain (loss) on investments	1,090,250	480,420
Net change in unrealized appreciation (depreciation) on investments	5,208,693	(8,475,559)

Net increase (decrease) from operations	9,834,070	(1,655,595)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(348,620)	(4,387,135)
Class I	(468,964)	(1,907,413)
Class W	(1,597,923)	—
Class Z	(283,537)	—

Total distributions to shareholders	(2,699,044)	(6,294,548)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(11,919,509)	2,318,967

Net decrease in net assets	(4,784,483)	(5,631,176)

NET ASSETS:

Beginning of period	115,361,312	120,992,488

End of period	$110,576,829	$115,361,312

The accompanying notes are an integral part of the financial statements.

11

High Yield Bond Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 6/30/19 (UNAUDITED)		FOR THE YEAR ENDED
			12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.47		$10.09	$9.79	$9.21	$10.04	$10.64

Income (loss) from investment operations:
Net investment income[1]	0.28		0.53	0.54	0.56	0.51	0.52
Net realized and unrealized gain (loss) on investments	0.54		(0.65)	0.28	0.66	(0.82)	(0.30)

Total from investment operations	0.82		(0.12)	0.82	1.22	(0.31)	0.22

Less distributions to shareholders:
From net investment income	(0.21)		(0.50)	(0.51)	(0.64)	(0.52)	(0.50)
From net realized gain on investments	—		—	—	—	—	(0.32)
From return of capital	—		—	(0.01)	—	—	—

Total distributions to shareholders	(0.21)		(0.50)	(0.52)	(0.64)	(0.52)	(0.82)

Net asset value - End of period	$10.08		$9.47	$10.09	$9.79	$9.21	$10.04

Net assets - End of period (000’s omitted)	$11,366		$82,399	$94,533	$89,921	$108,202	$202,772

Total return[2]	8.69%		(1.31% )	8.49%	13.41%	(3.28% )	2.04%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.90%	[3]	0.90%	0.90%	0.94%	1.11%	1.11%
Net investment income	5.85%	[3]	5.32%	5.31%	5.82%	5.04%	4.78%
Portfolio turnover	70%		100%	106%	77%	109%	104%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.08%	[3]	0.08%	0.07%	0.02%	N/A	N/A
1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

12

High Yield Bond Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/19 (UNAUDITED)		FOR THE YEAR ENDED
			12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.20		$8.80	$8.61	$8.18	$8.97	$9.59

Income (loss) from investment operations:
Net investment income[1]	0.26		0.49	0.49	0.52	0.47	0.49
Net realized and unrealized gain (loss) on investments	0.45		(0.57)	0.25	0.57	(0.72)	(0.26)

Total from investment operations	0.71		(0.08)	0.74	1.09	(0.25)	0.23

Less distributions to shareholders:
From net investment income	(0.23)		(0.52)	(0.54)	(0.66)	(0.54)	(0.53)
From net realized gain on investments	—		—	—	—	—	(0.32)
From return of capital	—		—	(0.01)	—	—	—

Total distributions to shareholders	(0.23)		(0.52)	(0.55)	(0.66)	(0.54)	(0.85)

Net asset value - End of period	$8.68		$8.20	$8.80	$8.61	$8.18	$8.97

Net assets - End of period (000’s omitted)	$18,117		$32,962	$26,459	$22,658	$52,383	$41,586

Total return[2]	8.73%		(0.98% )	8.68%	13.60%	(2.93% )	2.33%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.65%	[3]	0.65%	0.65%	0.68%	0.87%	0.86%
Net investment income	6.06%	[3]	5.63%	5.57%	6.04%	5.34%	5.05%
Portfolio turnover	70%		100%	106%	77%	109%	104%

*For the certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.07%	[3]	0.08%	0.07%	0.02%	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

13

High Yield Bond Series

Financial Highlights - Class W

FOR THE PERIOD 3/1/19[1] TO 6/30/19 (UNAUDITED)
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.01

Income (loss) from investment operations:
Net investment income[2]	0.22
Net realized and unrealized gain (loss) on investments	0.09

Total from investment operations	0.31

Less distributions to shareholders:
From net investment income	(0.25)

Net asset value - End of period	$10.07

Net assets - End of period (000’s omitted)	$69,296

Total return[3]	3.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.10%
Net investment income[4]	6.59%
Series portfolio turnover	70%
*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts[4]:
0.51%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

14

High Yield Bond Series

Financial Highlights - Class Z

FOR THE PERIOD 3/1/19[1] TO 6/30/19 (UNAUDITED)
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$8.67

Income (loss) from investment operations:
Net investment income[2]	0.18
Net realized and unrealized gain (loss) on investments	0.07

Total from investment operations	0.25

Less distributions to shareholders:
From net investment income	(0.23)

Net asset value - End of period	$8.69

Net assets - End of period (000’s omitted)	$11,798

Total return[3]	2.98%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.50%
Net investment income[4]	6.21%
Portfolio turnover	70%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount[4]:

0.11%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

15

High Yield Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

High Yield Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The series is authorized to issue four classes of shares (Class S, I, W and Z). Class W and Z shares were issued on March 1, 2019. Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2019, 10 billion shares have been designated in total among 34 series, of which 100 million have been designated as High Yield Bond Series Class I common stock, 125 million have been designated as High Yield Bond Series Class S common stock, 50 million have been designated as High Yield Bond Series Class W common stock, and 100 million have been designated as High Yield Bond Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

16

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt Securities:
Corporate debt:
Communication Services	$7,181,434	$—	$7,181,434	$—
Consumer Discretionary	11,321,784	—	11,321,784	—
Energy	25,344,863	—	25,344,863	—
Financials	12,118,112	—	12,118,112	—
Health Care	4,907,838	—	4,907,838	—
Industrials	20,598,901	—	20,598,901	—
Information Technology	2,337,562	—	2,337,562	—
Materials	12,429,662	—	12,429,662	—
Real Estate	7,597,437	—	7,597,437	—
Utilities	3,537,951	—	3,537,951	—
Mutual fund	746,658	746,658	—	—

Total assets	$108,122,202	$746,658	$107,375,544	$—

There were no Level 3 securities held by the Series as of December 31, 2018 or June 30, 2019.

New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20): “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium

17

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

New Accounting Pronouncements (continued)

amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance does not require an accounting change for securities held at a discount, which continue to be amortized to maturity. This guidance was adopted by the Series as of January 1, 2019 on a modified retrospective basis. The cost basis of the securities on January 1, 2019 has been decreased by $96. This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total distributable earnings (loss) or the net asset value for any Class’s of the Series.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2019.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The

18

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2019.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

19

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2019, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2015 through December 31, 2018. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.40% of the Series’ average daily net assets. Prior to March 1, 2019, the management fee for the Series was 0.55% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

20

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

Prior to March 1, 2019, the Class S shares of the Series were subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee was intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, the Class S shares of the Series paid a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund had a Shareholder Services Agreement with the Advisor, for which the Advisor received the shareholder services fee as stated above.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Effective March 1, 2019, the Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated March 1, 2017, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0. 0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series); and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Effective March 1, 2019, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the advisor that is separate from the fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.65% of the average daily net assets of the Class S and Class I shares, 0.10% of the average daily net assets of the Class W shares, and 0.50% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $92,566 in management fees for Class W for the six month period ended June 30, 2019. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $14,810, $7,487, $24,518 and $3,803 for Class S, Class I, Class W and Class Z, respectively, for the six month period ended June 30, 2019. These amounts are included as a reduction of expenses on the Statement of Operations.

21

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

At June 30, 2019, the Advisor is eligible to recoup $35,441. For the six month period ended June 30, 2019, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2019, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $74,139,662 and $82,860,687, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S, Class I, Class W and Class Z shares of High Yield Bond Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/19		FOR THE YEAR ENDED 12/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	821,915	$8,133,957	1,739,400	$17,402,185
Reinvested	30,692	305,851	413,607	4,067,430
Repurchased	(8,423,514)	(27,068,163)	(2,824,655)	(28,102,329)

Total	(7,570,907)	$(18,628,355)	(671,648)	$(6,632,714)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/19		FOR THE YEAR ENDED 12/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,155,917	$9,929,960	3,138,986	$27,366,623
Reinvested	54,391	468,190	172,346	1,470,674
Repurchased	(3,143,197)	(84,265,673)	(2,297,624)	(19,885,616)

Total	(1,932,889)	$(73,867,523)	1,013,708	$8,951,681

CLASS W	FOR THE PERIOD 3/01/19 (COMMENCEMENT OF OPERATIONS) TO 6/30/19
	SHARES	AMOUNT
Sold	7,838,191	$78,411,241
Reinvested	152,009	24,324
Repurchased	(1,108,225)	(11,116,597)

Total	6,881,975	$67,318,968

CLASS Z	FOR THE PERIOD 3/01/19 (COMMENCEMENT OF OPERATIONS) TO 6/30/19
	SHARES	AMOUNT
Sold	1,406,592	$12,187,129
Reinvested	2,822	1,515,262
Repurchased	(51,143)	(444,990)

Total	1,358,271	$13,257,401

Approximately 63% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

22

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2019 unless extended or renewed. During the six months ended June 30, 2019, the Series did not borrow under the line of credit.

7.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2019.

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2018 were as follows:

Ordinary income     $6,294,548

At June 30, 2019, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$109,856,336
Unrealized appreciation	1,408,253
Unrealized depreciation	(3,142,387)

Net unrealized depreciation	$(1,734,134)

23

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information (continued)

As of December 31, 2018, the Series had net short-term capital loss carryforwards of $398,915 and net long-term capital loss carryforwards of $5,937,882, which may be carried forward indefinitely.

24

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25

High Yield Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone                                                             1-800-466-3863

On the Securities and Exchange

    Commission’s (SEC) web site                         http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone                                                            1-800-466-3863

On the SEC’s web site                                       http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone                                                            1-800-466-3863

On the SEC’s web site                                       http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning- napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNHYB-6/19-SAR

www.manning-napier.com

Manning & Napier Fund, Inc.

Income Series

Beginning on February 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Income Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/19	ENDING ACCOUNT VALUE 6/30/19	EXPENSES PAID DURING PERIOD 1/1/19-6/30/19[1]	ANNUALIZED EXPENSE RATIO[2]
Class S
Actual	$1,000.00	$1,103.20	$2.09	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01	0.40%
Class I
Actual	$1,000.00	$1,104.40	$0.83	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$0.80	0.16%

1Expenses are equal to each Class’ annualized expense ratio (for the six month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year; therefore, the expense ratios stated above may differ from the expense ratios stated in the financial highlights, which are based on one-year data. The Class’ total returns would have been lower had certain expenses not been waived or reimbursed during the period.

2Expense ratios of each Class do not include fees and expenses indirectly incurred by the underlying funds. If these expenses were included, the expense ratios would have been higher.

1

Income Series

Portfolio Composition as of June 30, 2019

(unaudited)

2

Income Series

Investment Portfolio - June 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Fund, Inc. - Core Bond Series, Class Z	2,268,751	$22,710,201
Manning & Napier Fund, Inc. - Disciplined Value Series, Class Z	599,897	8,146,595
Manning & Napier Fund, Inc. - Equity Income Series, Class Z	654,650	8,071,837
Manning & Napier Fund, Inc. - High Yield Bond Series, Class Z	1,180,567	10,259,124
Manning & Napier Fund, Inc. - Real Estate Series, Class Z	386,066	2,548,034

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0%
(Identified Cost $50,404,191)		51,735,791
LIABILITIES, LESS OTHER ASSETS - 0.0%#		(756)

NET ASSETS - 100%		$51,735,035

#Less than 0.1%.

The accompanying notes are an integral part of the financial statements.

3

Income Series

Statement of Assets and Liabilities

June 30, 2019 (unaudited)

ASSETS:

Total investments in Underlying Series, at value (identified cost $50,404,191) (Note 2)	$51,735,791
Receivable from Advisor (Note 3)	6,417
Receivable for fund shares sold	24,893
Receivable for shares of Underlying Series sold	190
Prepaid expenses	33,282

TOTAL ASSETS	51,800,573

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	7,452
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	6,349
Sub-transfer agent fees (Note 3)	3,460
Accrued Chief Compliance Officer service fees (Note 3)	546
Payable for shares of Underlying Series purchased	19,393
Audit fees payable	11,851
Custodian fees payable	6,841
Payable for fund shares repurchased	5,500
Printing and postage fees payable	3,563
Other payables and accrued expenses	583

TOTAL LIABILITIES	65,538

TOTAL NET ASSETS	$51,735,035

NET ASSETS CONSIST OF:

Capital stock	46,830
Additional paid-in-capital	50,797,154
Total distributable earnings (loss)	891,051

TOTAL NET ASSETS	$51,735,035

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($32,265,794/2,920,558 shares)	$11.05

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($19,469,241/1,762,465 shares)	$11.05

The accompanying notes are an integral part of the financial statements.

4

Income Series

Statement of Operations

For the Six Months Ended June 30, 2019 (unaudited)

INVESTMENT INCOME:

Income distributions from Underlying Series	$571,538

EXPENSES:

Fund accounting and administration fees (Note 3)	25,238
Distribution and services (Rule 12b-1) fees (Class S) (Note 3)	24,849
Shareholder services fees (Class S) (Note 3)	11,160
Sub-transfer agent fees (Note 3)	4,634
Chief Compliance Officer service fees (Note 3)	2,027
Directors’ fees (Note 3)	1,830
Registration and filing fees	16,177
Custodian fees	9,306
Audit fees	8,942
Miscellaneous	13,321

Total Expenses	117,484
Less reduction of expenses (Note 3)	(45,415)

Net Expenses	72,069

NET INVESTMENT INCOME	499,469

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES:

Net realized gain (loss) on Underlying Series	(689,105)
Net change in unrealized appreciation (depreciation) on Underlying Series	4,684,550

NET REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES	3,995,445

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,494,914

The accompanying notes are an integral part of the financial statements.

5

Income Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/19 (UNAUDITED)	FOR THE YEAR ENDED 12/31/18
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$499,469	$1,007,127
Net realized gain (loss) on Underlying Series	(689,105)	86,662
Distributions of realized gains from Underlying Series	—	1,214,047
Net change in unrealized appreciation (depreciation) on Underlying Series	4,684,550	(3,445,843)

Net increase (decrease) from operations	4,494,914	(1,138,007)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):
Class S	(256,680)	(2,107,232)
Class I	(180,553)	(1,206,621)

Total distributions to shareholders	(437,233)	(3,313,853)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 6)	6,455,195	12,523,376

Net increase in net assets	10,512,876	8,071,516

NET ASSETS:

Beginning of period	41,222,159	33,150,643

End of period	$51,735,035	$41,222,159

The accompanying notes are an integral part of the financial statements.

6

Income Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 6/30/19 (UNAUDITED)		FOR THE YEAR ENDED
			12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$10.10		$11.27	$10.60	$10.31	$10.84	$10.80

Income (loss) from investment operations:

Net investment income[1,2]	0.11		0.30	0.25	0.27	0.25	0.38

Net realized and unrealized gain (loss) on investments	0.93		(0.53)	0.84	0.66	(0.36)	0.34

Total from investment operations	1.04		(0.23)	1.09	0.93	(0.11)	0.72

Less distributions to shareholders:

From net investment income	(0.09)		(0.31)	(0.30)	(0.36)	(0.20)	(0.37)

From net realized gain on investments	—		(0.63)	(0.12)	(0.28)	(0.22)	(0.31)

Total distributions to shareholders	(0.09)		(0.94)	(0.42)	(0.64)	(0.42)	(0.68)

Net asset value - End of period	$11.05		$10.10	$11.27	$10.60	$10.31	$10.84

Net assets - End of period (000’s omitted)	$32,266		$26,315	$23,581	$19,062	$16,040	$15,751

Total return[3]	10.32%		(2.33% )	10.39%	9.10%	(1.01% )	6.66%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.40%	[4,5]	0.30% [6]	0.30% [6]	0.30% [6]	0.30% [7]	0.30% [8]
Net investment income[2]	2.01%	[4]	2.77%	2.30%	2.55%	2.29%	3.37%

Series portfolio turnover[9]	111%		51%	12%	28%	74%	35%

* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.20%	[4,5]	0.37% [6]	0.38% [6]	0.56% [6]	0.57% [7]	0.73% [8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.48%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.59%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.57%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.49%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

7

Income Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/19 (UNAUDITED)		FOR THE YEAR ENDED
			12/31/18	12/31/17	12/31/16	12/31/15	12/31/14
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$10.10		$11.27	$10.60	$10.31	$10.84	$10.80

Income (loss) from investment operations:

Net investment income[1,2]	0.12		0.35	0.29	0.28	0.30	0.41

Net realized and unrealized gain (loss) on investments	0.93		(0.56)	0.82	0.67	(0.39)	0.34

Total from investment operations	1.05		(0.21)	1.11	0.95	(0.09)	0.75

Less distributions to shareholders:

From net investment income	(0.10)		(0.33)	(0.32)	(0.38)	(0.22)	(0.40)

From net realized gain on investments	—		(0.63)	(0.12)	(0.28)	(0.22)	(0.31)

Total distributions to shareholders	(0.10)		(0.96)	(0.44)	(0.66)	(0.44)	(0.71)

Net asset value - End of period	$11.05		$10.10	$11.27	$10.60	$10.31	$10.84

Net assets - End of period (000’s omitted)	$19,469		$14,907	$9,570	$3,752	$3,948	$2,136

Total return[3]	10.44%		(2.09% )	10.67%	9.36%	(0.76% )	6.90%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.16%	[4,5]	0.05% [6]	0.05% [6]	0.05% [6]	0.05% [7]	0.05% [8]
Net investment income[2]	2.34%	[4]	3.19%	2.66%	2.63%	2.76%	3.65%

Series portfolio turnover[9]	111%		51%	12%	28%	74%	35%

* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:

	0.19%	[4,5]	0.37% [6]	0.38% [6]	0.56% [6]	0.67% [7]	0.73% [8]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.48%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.59%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.57%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.49%.

9Reflects activity of the Series and does not include the activity of the Underlying Series.

The accompanying notes are an integral part of the financial statements.

8

Income Series

Notes to Financial Statements

(unaudited)

1.	Organization

Income Series, formerly known as Strategic Income Moderate Series, (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

Income Series’ investment objective is to manage against capital risk and generate income with a secondary goal of pursuing long-term capital growth.

The Series seeks to achieve its investment objective by investing in a combination of other Manning & Napier mutual funds (the “Underlying Series”). As of June 30, 2019, the Underlying Series include the Core Bond Series, Disciplined Value Series, High Yield Bond Series, Real Estate Series and Equity Income Series of the Fund. The financial statements of the Underlying Series, which are available at www.manning-napier.com, should be read in conjunction with the Series’ financial statements.

The Series is authorized to issue three classes of shares (Class S, I and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2019, 10 billion shares have been designated in total among 34 series, of which 100 million each have been designated as Income Series Class I common stock, Income Series Class S common stock and Income Series Class Z common stock. Class Z common stock are not currently offered for sale.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Investments in the Underlying Series are valued at their net asset value per share on valuation date. In the absence of the availability of a net asset value per share on the Underlying Series, security valuations may be determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

9

Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$51,735,791	$51,735,791	$—	$—

Total assets:	$51,735,791	$51,735,791	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2018 or June 30, 2019.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Income and capital gains distributions from the Underlying Series, if any, are recorded on the ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class. Expenses included in the accompanying Statements of Operations do not include any expense of the Underlying Series.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2019, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the

10

Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

years ended December 31, 2015 through December 31, 2018. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Advisor does not receive an advisory fee for the services it performs for the Series. However, the Advisor is entitled to receive an advisory fee from each of the Underlying Series in which the Series invests.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

Prior to March 1, 2019, the Class S shares of the Series were subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee was intended to compensate financial

11

Income Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, the Class S shares of the Series paid a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund had a Shareholder Services Agreement with the Advisor, for which the Advisor received the shareholder services fee as stated above.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Effective March 1, 2019, the Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated March 1, 2017, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.00225% of average daily net assets with an annual base fee of $39,400. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Effective March 1, 2019, the Advisor has contractually agreed to limit the Series’ total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees, to 0.20% of the average daily net assets of the Class S and Class I shares, and 0.05% of the average daily net assets of the Class Z shares. This contractual waiver is expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. Prior to March 1, 2019, the contractual expense limitation for the Class S and Class I shares of the Series was 0.05%. The Advisor’s agreement to limit each class’s operating expenses is limited to direct operating expenses, and, therefore, does not apply to acquired fund fees and expenses (“AFFE”), which are indirect expenses incurred by the Series through its investments in the underlying funds. The Advisor may receive from a class the difference between the class’s total direct annual fund operating expenses, exclusive of Rule 12b-1 Fees, and the class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, exclusive of distribution and service (12b-1) fees, are below the contractual expense limit (a) at the time of the fee waiver and/ or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $28,425 and $16,990 for Class S and Class I, respectively, for the six month period ended June 30, 2019. These amounts are included as a reduction of expenses on the Statement of Operations. At June 30, 2019, the Advisor is eligible to recoup $25,074. For the six month period ended June 30, 2019, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2019, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $58,886,618 and $52,339,216, respectively. There were no purchases or sales of U.S. Government securities.

12

Income Series

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the six months ended June 30, 2019 is set forth below:

	VALUE AT 12/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 6/30/19	SHARES HELD AT 6/30/19	DIVIDEND INCOME 1/1/19 THROUGH 6/30/19	DISTRIBUTIONS AND NET REALIZED GAIN/(LOSS) 1/1/19 THROUGH 6/30/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATON)
Core Bond Series - Class I	$16,761,563	$1,537,860	$18,480,006	$—	—	$—	$(148,982)	$ 329,565
Core Bond Series - Class Z	—	22,863,427	923,344	22,710,201	2,268,751	203,469	17,350	752,768
Disciplined Value Series - Class I	7,158,376	637,649	8,566,158	—	—	—	(606,235)	1,376,369
Disciplined Value Series - Class Z	—	9,384,061	1,319,460	8,146,595	599,897	49,098	(13,327)	95,322
Equity Income Series - Class I	7,097,987	637,649	8,646,899	—	—	—	202,501	708,762
Equity Income Series - Class Z	—	9,464,801	1,755,266	8,071,837	654,650	59,757	34,633	327,668
High Yield Bond Series - Class I	8,140,765	750,176	9,368,650	—	—	—	(58,430)	536,139
High Yield Bond Series - Class Z	—	10,681,062	444,699	10,259,124	1,180,567	259,214	1,575	21,186
Real Estate Series - Class I	2,034,253	187,544	2,491,388	—	—	—	(132,524)	402,115
Real Estate Series - Class Z	—	2,742,389	343,346	2,548,034	386,066	—	14,334	134,656
	$41,192,944	$58,886,618	$52,339,216	$51,735,791		$571,538	$(689,105)	$4,684,550

6.	Capital Stock Transactions

Transactions in shares of Class S and Class I shares of Income Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/19		FOR THE YEAR ENDED 12/31/18
	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	724,531	$7,806,028	992,538	$10,946,955
Reinvested	21,728	237,818	186,703	1,981,401
Repurchased	(431,413)	(4,612,995)	(665,243)	(7,355,700)

Total	314,846	$3,430,851	513,998	$5,572,656

CLASS I	FOR THE SIX MONTHS ENDED 6/30/19		FOR THE YEAR ENDED 12/31/18
	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	456,648	$4,858,514	762,335	$8,517,189
Reinvested	16,394	179,233	113,553	1,202,575
Repurchased	(186,895)	(2,013,403)	(248,648)	(2,769,044)

Total	286,147	$3,024,344	627,240	$6,950,720

Approximately 6% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

13

Income Series

Notes to Financial Statements (continued)

(unaudited)

7.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2019 unless extended or renewed. During the six months ended June 30, 2019, the Series did not borrow under the line of credit.

8.	Financial Instruments

The Underlying Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Underlying Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Underlying Series to close out their position(s); and documentation risk relating to disagreement over contract terms. Unconstrained Bond Series held forward foreign currency exchange contracts, futures contracts and purchased options during the six months ended June 30, 2019.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2018 were as follows:

Ordinary income	$1,120,143
Long-term capital gain	$2,193,710

At June 30, 2019, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$50,418,210
Unrealized appreciation	1,317,581
Unrealized depreciation	—

Net unrealized appreciation	$1,317,581

14

Income Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone 1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone 1-800-466-3863
On the SEC’s web site http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone 1-800-466-3863
On the SEC’s web site http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNSTI-6/19-SAR

www.manning-napier.com

Manning & Napier Fund, Inc.

Equity Income Series

Beginning on February 25, 2021, as permitted by Securities and Exchange Commission regulations, paper copies of the Series’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by visiting www.manning-napier.com or calling 1-800-466-3863.

You may elect to receive all future annual and semi-annual reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by visiting www.manning-napier.com or calling 1-800-466-3863. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all series of the Fund if you invest directly with the Fund.

Equity Income Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/19[1]	ENDING ACCOUNT VALUE 6/30/19	EXPENSES PAID DURING PERIOD 1/1/19-6/30/19[2]	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,181.90	$5.14	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76	0.95%
Class I
Actual	$1,000.00	$1,184.30	$4.01	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$3.71	0.74%
Class W
Actual	$1,000.00	$1,054.80	$0.34	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.24	$0.33	0.10%
Class Z
Actual	$1,000.00	$1,053.60	$1.87	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.75	$1.84	0.55%

1

Equity Income Series

Shareholder Expense Example

(unaudited)

1Class W and Class Z inception date was March 1, 2019.

2Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) (except for the Series’ Class W & Class Z Actual and Hypothetical return information, which reflects the 122 day period ended June 30, 2019 due to its inception date of March 1, 2019). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

2

Equity Income Series

Portfolio Composition as of June 30, 2019

(unaudited)

3

Equity Income Series

Investment Portfolio - June 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 97.9%

Communication Services - 2.2%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	11,860	$397,429
Verizon Communications, Inc.	23,115	1,320,560

Total Communication Services		1,717,989

Consumer Discretionary - 7.8%
Distributors - 1.4%
Genuine Parts Co.	10,795	1,118,146

Multiline Retail - 5.3%
B&M European Value Retail S.A. (United Kingdom)	324,415	1,374,093
Dollar General Corp.	10,755	1,453,646
Target Corp.	14,275	1,236,358

		4,064,097

Specialty Retail - 1.1%
O’Reilly Automotive, Inc.*	2,285	843,896

Total Consumer Discretionary		6,026,139

Consumer Staples - 7.7%
Beverages - 3.5%
Diageo plc (United Kingdom)	20,910	899,975
Molson Coors Brewing Co. - Class B	13,905	778,680
PepsiCo, Inc.	7,860	1,030,682

		2,709,337

Food Products - 3.0%
J&J Snack Foods Corp.	6,250	1,005,937
Mondelez International, Inc. - Class A	23,460	1,264,494

		2,270,431

Household Products - 1.2%
Colgate-Palmolive Co.	12,980	930,277

Total Consumer Staples		5,910,045

Energy - 10.2%
Oil, Gas & Consumable Fuels - 10.2%
BP plc - ADR (United Kingdom)	33,640	1,402,788
Chevron Corp.	11,035	1,373,195
Exxon Mobil Corp.	32,775	2,511,548
Hess Corp.	13,580	863,281
Occidental Petroleum Corp.	20,360	1,023,701
Royal Dutch Shell plc - Class B - ADR (Netherlands)	11,045	726,098

Total Energy		7,900,611

The accompanying notes are an integral part of the financial statements.

4

Equity Income Series

Investment Portfolio - June 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)
COMMON STOCKS (continued)
Financials - 21.4%
Banks - 13.1%
Bank of America Corp.	86,120	$2,497,480
Citigroup, Inc.	31,300	2,191,939
JPMorgan Chase & Co.	23,285	2,603,263
KeyCorp.	35,300	626,575
The PNC Financial Services Group, Inc.	3,265	448,219
Regions Financial Corp.	22,240	332,266
Wells Fargo & Co.	30,110	1,424,805

		10,124,547

Capital Markets - 3.9%
Ares Management Corp. - Class A	23,415	612,771
Barings BDC, Inc.	37,275	366,786
BlackRock, Inc.	1,635	767,305
The Blackstone Group, Inc. - Class A	27,115	1,204,448

		2,951,310

Insurance - 4.4%
The Allstate Corp.	5,725	582,175
American International Group, Inc.	10,495	559,174
Arthur J. Gallagher & Co.	8,725	764,223
Assurant, Inc.	3,660	389,351
Fidelity National Financial, Inc.	9,415	379,424
Lincoln National Corp.	5,755	370,910
Principal Financial Group, Inc.	6,370	368,950

		3,414,207

Total Financials		16,490,064

Health Care - 10.7%
Health Care Equipment & Supplies - 1.9%
Medtronic plc	15,085	1,469,128

Pharmaceuticals - 8.8%
AstraZeneca plc (United Kingdom)	6,270	512,585
Bristol-Myers Squibb Co.	11,050	501,117
GlaxoSmithKline plc (United Kingdom)	18,370	368,225
Johnson & Johnson	18,280	2,546,038
Merck & Co., Inc.	16,070	1,347,470
Novartis AG - ADR (Switzerland)	8,160	745,090
Sanofi (France)	8,870	766,566

		6,787,091

Total Health Care		8,256,219

The accompanying notes are an integral part of the financial statements.

5

Equity Income Series

Investment Portfolio - June 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)
COMMON STOCKS (continued)
Industrials - 10.7%
Air Freight & Logistics - 1.6%
United Parcel Service, Inc. - Class B	12,270	$1,267,123

Building Products - 2.0%
Johnson Controls International plc	37,770	1,560,279

Commercial Services & Supplies - 5.0%
Covanta Holding Corp.	62,950	1,127,434
Republic Services, Inc.	8,760	758,966
Waste Management, Inc.	16,875	1,946,869

		3,833,269

Industrial Conglomerates - 0.2%
3M Co.	820	142,139

Road & Rail - 1.9%
Kansas City Southern	11,845	1,442,958

Total Industrials		8,245,768

Information Technology - 5.1%
Semiconductors & Semiconductor Equipment - 2.4%
Intel Corp.	38,820	1,858,313

Software - 2.7%
Microsoft Corp.	15,745	2,109,200

Total Information Technology		3,967,513

Materials - 9.8%
Chemicals - 5.7%
Corteva, Inc.*	8,310	245,727
Dow, Inc.	19,265	949,957
DuPont de Nemours, Inc.	8,310	623,832
FMC Corp.	17,170	1,424,251
RPM International, Inc.	18,920	1,156,201

		4,399,968

Containers & Packaging - 4.1%
Graphic Packaging Holding Co.	130,525	1,824,739
Sealed Air Corp.	22,845	977,309
Sonoco Products Co.	6,085	397,594

		3,199,642

Total Materials		7,599,610

Real Estate - 8.2%
Equity Real Estate Investment Trusts (REITS) - 8.2%
AvalonBay Communities, Inc.	2,465	500,839
Community Healthcare Trust, Inc.	11,680	460,309
Crown Castle International Corp.	7,960	1,037,586

The accompanying notes are an integral part of the financial statements.

6

Equity Income Series

Investment Portfolio - June 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Equinix, Inc.	2,445	$1,232,989
Healthcare Realty Trust, Inc.	11,965	374,744
Healthcare Trust of America, Inc. - Class A	13,105	359,470
Independence Realty Trust, Inc.	34,135	394,942
Jernigan Capital, Inc.	27,335	560,368
Lexington Realty Trust	40,260	378,847
Physicians Realty Trust	21,090	367,810
Plymouth Industrial REIT, Inc.	10,110	191,483
STAG Industrial, Inc.	14,905	450,727

Total Real Estate		6,310,114

Utilities - 4.1%
Electric Utilities - 0.7%
Exelon Corp.	11,800	565,692

Independent Power and Renewable Electricity Producers - 2.1%
Boralex, Inc. - Class A (Canada)	22,540	338,905
Innergex Renewable Energy, Inc. (Canada)	37,355	397,639
Northland Power, Inc. (Canada)	22,165	431,604
Pattern Energy Group, Inc. - Class A	21,310	492,048

		1,660,196

Multi-Utilities - 1.3%
CMS Energy Corp.	16,780	971,730

Total Utilities		3,197,618

TOTAL COMMON STOCKS
(Identified Cost $62,636,647)		75,621,690

MUTUAL FUND - 1.5%

iShares Russell 1000 Value ETF
(Identified Cost $1,066,345)	8,780	1,116,992

The accompanying notes are an integral part of the financial statements.

7

Equity Income Series

Investment Portfolio - June 30, 2019

(unaudited)

	SHARES	VALUE (NOTE 2)
SHORT-TERM INVESTMENT - 0.4%
Dreyfus Government Cash Management, Institutional Shares, 2.25%[1],
(Identified Cost $321,005)	321,005	$321,005

TOTAL INVESTMENTS - 99.8%
(Identified Cost $64,023,997)		77,059,687
OTHER ASSETS, LESS LIABILITIES - 0.2%		147,767

NET ASSETS - 100%		$77,207,454

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

*Non-income producing security.

1Rate shown is the current yield as of June 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

8

Equity Income Series

Statement of Assets & Liabilities

June 30, 2019 (unaudited)

ASSETS:
Investments, at value (identified cost $64,023,997) (Note 2)	$77,059,687
Receivable from investment advisor (Note 3)	4,938
Dividends receivable	158,403
Foreign tax reclaims receivable	8,240
Receivable for fund shares sold	3,107
Prepaid expenses	16,885

TOTAL ASSETS	77,251,260

LIABILITIES:
Accrued fund accounting and administration fees (Note 3)	10,487
Accrued Chief Compliance Officer service fees (Note 3)	545
Accrued sub-transfer agent fees (Note 3)	165
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	133
Audit fees payable	23,479
Accrued custodian fees	4,686
Payable for fund shares repurchased	29
Other payables and accrued expenses	4,282

TOTAL LIABILITIES	43,806

TOTAL NET ASSETS	$77,207,454

NET ASSETS CONSIST OF:
Capital stock	$62,658
Additional paid-in-capital	62,515,584
Total distributable earnings (loss)	14,629,212

TOTAL NET ASSETS	$77,207,454

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($655,597/ 53,157 shares)	$12.33

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($609,793/49,470 shares)	$12.33

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($67,349,031/ 5,466,164 shares)	$12.32

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($8,593,033/697,012 shares)	$12.33

The accompanying notes are an integral part of the financial statements.

9

Equity Income Series

Statement of Operations

For the Six Months Ended June 30, 2019 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $19,492)	$1,024,042

EXPENSES:

Management fees (Note 3)	187,569
Fund accounting and administration fees (Note 3)	33,811
Shareholder services fees (Class S) (Note 3)	6,226
Directors’ fees (Note 3)	3,245
Chief Compliance Officer service fees (Note 3)	2,027
Sub-transfer agent fees (Note 3)	1,058
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	1,056
Audit fees	17,480
Registration fees	16,525
Custodian fees	4,386
Miscellaneous	10,603

Total Expenses	283,986
Less reduction of expenses (Note 3)	(143,215)

Net Expenses	140,771

NET INVESTMENT INCOME	883,271

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-Investments	1,971,858
Foreign currency and translation of other assets and liabilities	(80)

1,971,778

Net change in unrealized appreciation (depreciation) on-Investments	9,522,551
Foreign currency and translation of other assets and liabilities	124

9,522,675

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	11,494,453

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,377,724

The accompanying notes are an integral part of the financial statements.

10

Equity Income Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/19 (UNAUDITED)	FOR THE YEAR ENDED 12/31/18
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$883,271	$1,383,958
Net realized gain (loss) on investments and foreign currency	1,971,778	2,321,997
Net change in unrealized appreciation (depreciation) on investments and foreign currency	9,522,675	(9,703,831)

Net increase (decrease) from operations	12,377,724	(5,997,876)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(7,148)	(1,125,570)
Class I	(46,542)	(2,920,043)
Class W	(503,805)	—
Class Z	(63,322)	—

Total distributions to shareholders	(620,817)	(4,045,613)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(1,822,046)	(11,121,565)

Net increase (decrease) in net assets	9,934,861	(21,165,054)

NET ASSETS:

Beginning of period	67,272,593	88,437,647

End of period	$77,207,454	$67,272,593

The accompanying notes are an integral part of the financial statements.

11

Equity Income Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	6/30/19 (UNAUDITED)		12/31/18	12/31/17	12/31/16	12/31/15	12/31/14*
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.48		$12.12	$10.96	$10.13	$10.78	$10.00

Income (loss) from investment operations:
Net investment income[1]	0.10		0.19	0.19	0.22	0.20	0.29 [2]
Net realized and unrealized gain (loss) on investments	1.81		(1.19)	1.46	1.27	(0.54)	0.86

Total from investment operations	1.91		(1.00)	1.65	1.49	(0.34)	1.15

Less distributions to shareholders:
From net investment income	(0.06)		(0.20)	(0.21)	(0.24)	(0.22)	(0.23)
From net realized gain on investments	—		(0.44)	(0.28)	(0.42)	(0.09)	(0.14)

Total distributions to shareholders	(0.06)		(0.64)	(0.49)	(0.66)	(0.31)	(0.37)

Net asset value - End of period	$12.33		$10.48	$12.12	$10.96	$10.13	$10.78

Net assets - End of period (000’s omitted)	$656		$19,162	$26,067	$25,592	$24,584	$24,178

Total return[3]	18.19%		(8.43% )	15.19%	14.82%	(3.20% )	11.63%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.95%	[4]	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	1.91%	[4]	1.59%	1.63%	2.04%	1.92%	2.68% [2]
Portfolio turnover	22%		40%	52%	45%	58%	55%

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	0.13%	[4]	0.12%	0.09%	0.10%	0.12%	0.33%

*Commencement of operations was December 31, 2013.

1Calculated based on average shares outstanding during the periods.

2Reflects a special dividend paid out during the period by two of the Series’ holdings. Had the Series not received the special dividends, the net investment income per share would have been $0.22 and the net investment income ratio would have been 2.07%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

12

Equity Income Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/19 (UNAUDITED)		FOR THE YEAR ENDED
			12/31/18	12/31/17	12/31/16	12/31/15	12/31/14*

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.48		$12.12	$10.97	$10.13	$10.78	$10.00

Income (loss) from investment operations:
Net investment income[1]	0.12		0.22	0.21	0.24	0.23	0.30 [2]
Net realized and unrealized gain (loss) on investments	1.81		(1.19)	1.46	1.29	(0.55)	0.87

Total from investment operations	1.93		(0.97)	1.67	1.53	(0.32)	1.17

Less distributions to shareholders:
From net investment income	(0.08)		(0.23)	(0.24)	(0.27)	(0.24)	(0.25)
From net realized gain on investments	—		(0.44)	(0.28)	(0.42)	(0.09)	(0.14)

Total distributions to shareholders	(0.08)		(0.67)	(0.52)	(0.69)	(0.33)	(0.39)

Net asset value - End of period	$12.33		$10.48	$12.12	$10.97	$10.13	$10.78

Net assets - End of period (000’s omitted)	$610		$48,111	$62,371	$49,164	$51,763	$38,506

Total return[3]	18.43%		(8.24% )	15.31%	15.13%	(3.00% )	11.79%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.74%	[4]	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.29%	[4]	1.80%	1.84%	2.22%	2.16%	2.82% [2]
Portfolio turnover	22%		40%	52%	45%	58%	55%

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

	0.14%	[4]	0.12%	0.09%	0.10%	0.11%	0.30%

*Commencement of operations was December 31, 2013.

1Calculated based on average shares outstanding during the periods.

2Reflects a special dividend paid out during the period by two of the Series’ holdings. Had the Series not received the special dividends, the net investment income per share would have been $0.24 and the net investment income ratio would have been 2.19%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

13

Equity Income Series

Financial Highlights - Class W

FOR THE PERIOD 3/1/19[1] TO 6/30/19 (UNAUDITED)

Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$11.78

Income (loss) from investment operations:
Net investment income[2]	0.10
Net realized and unrealized gain on investments	0.54

Total from investment operations	0.64

Less distributions to shareholders:
From net investment income	(0.10)

Net asset value - End of period	$12.32

Net assets - End of period (000’s omitted)	$67,349

Total return[3]	5.48%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.10%
Net investment income[4]	2.60%
Portfolio turnover	22%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount[4]:

0.59%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

14

Equity Income Series

Financial Highlights - Class Z

FOR THE PERIOD 3/1/19[1] TO 6/30/19 (UNAUDITED)
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$11.79

Income (loss) from investment operations:
Net investment income[2]	0.09
Net realized and unrealized gain on investments	0.54

Total from investment operations	0.63

Less distributions to shareholders:
From net investment income	(0.09)

Net asset value - End of period	$12.33

Net assets - End of period (000’s omitted)	$8,593

Total return[3]	5.36%
Ratios (to average net assets)/Supplemental Data:
Expenses*[4]	0.55%
Net investment income[4]	2.14%
Portfolio turnover	22%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amount[4]:

0.14%

1Commencement of operations.

2Calculated based on average shares outstanding during the period.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

15

Equity Income Series

Notes to Financial Statements

(unaudited)

1.	Organization

Equity Income Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ primary investment objectives are to provide current income and income growth, and it has a secondary goal of providing long-term capital appreciation.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue four classes of shares (Class S, I, W and Z). Class W and Class Z shares were issued on March 1, 2019. Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2019, 10 billion shares have been designated in total among 34 series, of which 100 million have been designated as Equity Income Series Class I common stock, 100 million have been designated as Equity Income Series Class S common stock, 50 million have been designated as Equity Income Series Class W common stock, and 100 million have been designated as Equity Income Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities

16

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$1,717,989	$1,717,989	$—	$—
Consumer Discretionary	6,026,139	4,652,046	1,374,093	—
Consumer Staples	5,910,045	5,010,070	899,975	—
Energy	7,900,611	7,900,611	—	—
Financials	16,490,064	16,490,064	—	—
Health Care	8,256,219	6,608,843	1,647,376	—
Industrials	8,245,768	8,245,768	—	—
Information Technology	3,967,513	3,967,513	—	—
Materials	7,599,610	7,599,610	—	—
Real Estate	6,310,114	6,310,114	—	—
Utilities	3,197,618	3,197,618	—	—
Mutual funds	1,437,997	1,437,997	—	—

Total assets	$77,059,687	$73,138,243	$3,921,444	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2018 or June 30, 2019.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

17

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2019, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2015 through December 31, 2018. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is

18

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications (continued)

unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Series’ average daily net assets. Prior to March 1, 2019, the management fee for the Series was 0.65% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

Prior to March 1, 2019, the Class S shares of the Series were subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee was intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, the Class S shares of the Series paid a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund had a Shareholder Services Agreement with the Advisor, for which the Advisor received the shareholder services fee as stated above.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Effective March 1, 2019, the Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement dated March 1, 2017, as amended, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Income Series);

19

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

and 0.0065% of average daily net assets in excess of $40 billion (excluding Target Series and Income Series); plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Effective March 1, 2019, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the advisor that is separate from the fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.70% of the average daily net assets of the Class S and Class I shares, 0.10% of the average daily net assets of the Class W shares, and 0.55% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. Prior to March 1, 2019, the contractual expense limitation for the Class S and Class I shares of the Series was 0.75%. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $143,215 in management fees for Class W for the six month period ended June 30, 2019. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $4,567, $12,726, $28,981 and $4,257 for Class S, Class I, Class W and Class Z, respectively, for the six month period ended June 30, 2019. These amounts are included as a reduction of expenses on the Statement of Operations. At June 30, 2019, the Advisor is eligible to recoup $34,169. For the six month period ended June 30, 2019, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2019, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $15,544,643 and $17,029,365, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S Class I, Class W and Class Z of Equity Income Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/19		FOR THE YEAR ENDED 12/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,314	$26,968	41,183	$497,569
Reinvested	595	7,137	100,645	1,103,590
Repurchased	(1,778,111)	(20,900,650)	(464,063)	(5,474,190)

Total	(1,775,202)	$(20,866,545)	(322,235)	$(3,873,031)

20

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/19		FOR THE YEAR ENDED 12/31/18
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	238,629	$2,714,120	860,229	$10,117,376
Reinvested	3,908	46,542	215,121	2,360,972
Repurchased	(4,782,466)	(56,521,290)	(1,629,993)	(19,726,882)

Total	(4,539,929)	$(53,760,628)	(554,643)	$(7,248,534)

CLASS W	FOR THE PERIOD 3/1/19 (COMMENCEMENT OF OPERATIONS) TO 6/30/19
	SHARES	AMOUNT
Sold	5,729,540	$67,774,548
Reinvested	35,618	430,124
Repurchased	(298,994)	(3,607,227)

Total	5,466,164	$64,597,445

CLASS Z	FOR THE PERIOD 3/1/19 (COMMENCEMENT OF OPERATIONS) TO 6/30/19
	SHARES	AMOUNT
Sold	842,656	$9,960,660
Reinvested	296	3,565
Repurchased	(145,940)	(1,756,543)

Total	697,012	$8,207,682

At June 30, 2019, the Income Series, another series of the Fund, owned 10.5% of the Series. Approximately 88% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $25 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in August 2019 unless extended or renewed. During the six months ended June 30, 2019, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2019.

21

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2018 were as follows:

Ordinary income	$2,032,277
Long-term capital gains	$2,013,336

At June 30, 2019, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$64,256,080
Unrealized appreciation	13,874,634
Unrealized depreciation	(1,071,027)

Net unrealized appreciation	$12,803,607

22

Equity Income Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEIN-6/19-SAR

ITEM 2: CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: INVESTMENTS

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.

(b)	Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12:	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13: EXHIBITS

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Paul J. Battaglia
Paul J. Battaglia
President & Principal Executive Officer of Manning & Napier Fund, Inc.
Date: August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Paul J. Battaglia
Paul J. Battaglia
President & Principal Executive Officer of Manning & Napier Fund, Inc.
Date: August 26, 2019

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
Date: August 26, 2019